CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

July 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS — 40.0%

	Face Amount	Value
U.S. Treasury Bills
4.395%, 08/07/25(A)	$3,475,000	$3,472,528
4.313%, 08/05/25(A)	4,375,000	4,372,902
4.301%, 10/09/25(A)	1,725,000	1,710,940
4.298%, 09/16/25(A)	1,725,000	1,715,595
4.296%, 08/14/25(A)	2,725,000	2,720,787
4.295%, 10/21/25(A)	3,575,000	3,540,869
4.290%, 11/12/25(A)	1,700,000	1,679,405
4.290%, 11/18/25(A)	2,575,000	2,541,972
4.287%, 08/21/25(A)	2,550,000	2,543,914
4.285%, 11/25/25(A)	1,725,000	1,701,481
4.281%, 10/30/25(A)	2,600,000	2,572,443
0.000%, 09/30/25(B)	2,625,000	2,606,486
0.000%, 12/02/25(B)	1,750,000	1,725,560
U.S. Treasury Notes
4.379%, USBMMY3M + 0.170%, 10/31/25(C)	1,725,000	1,725,664

Total U.S. Treasury Obligations
(Cost $34,631,652)		34,630,546

ASSET-BACKED SECURITIES — 30.7%

Automotive — 21.5%
American Credit Acceptance Receivables Trust, Ser 2024-2, Cl A
5.900%, 02/12/27 (D)	$16,358	$16,363
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/28	25,894	25,890
AmeriCredit Automobile Receivables Trust, Ser 2024-1, Cl A2B
4.947%, SOFR30A + 0.600%, 02/18/28 (C)	267,298	267,406
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/32 (D)	210,384	211,927
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/32 (D)	270,639	271,694
ARI Fleet Lease Trust, Ser 2025-B, Cl A1
4.559%, 05/15/26 (D)	234,911	234,932
BMW Vehicle Lease Trust, Ser 2024-2, Cl A2A
4.290%, 01/25/27	256,971	256,631

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
BMW Vehicle Lease Trust, Ser 2025-1, Cl A2B
4.740%, SOFR30A + 0.390%, 09/27/27 (C)	$165,000	$165,165
Capital One Prime Auto Receivables Trust, Ser 2022-1, Cl A3
3.170%, 04/15/27	35,682	35,534
CarMax Auto Owner Trust, Ser 2022-2, Cl A3
3.490%, 02/16/27	62,248	62,121
CarMax Auto Owner Trust, Ser 2022-4, Cl A3
5.340%, 08/16/27	136,343	136,720
CarMax Auto Owner Trust, Ser 2023-4, Cl A2B
5.140%, SOFR30A + 0.800%, 12/15/26 (C)	13,600	13,603
CarMax Auto Owner Trust, Ser 2024-1, Cl A2B
4.960%, SOFR30A + 0.620%, 03/15/27 (C)	15,236	15,241
CarMax Auto Owner Trust, Ser 2025-2, Cl A1
4.468%, 05/15/26	55,599	55,598
Chesapeake Funding II, Ser 2023-1A, Cl A2
5.590%, SOFR30A + 1.250%, 05/15/35 (C)(D)	63,848	64,121
Chesapeake Funding II, Ser 2023-2A, Cl A1
6.160%, 10/15/35 (D)	62,953	63,666
Citizens Auto Receivables Trust, Ser 2023-1, Cl A3
5.840%, 01/18/28 (D)	253,905	255,338
Citizens Auto Receivables Trust, Ser 2024-1, Cl A2B
4.940%, SOFR30A + 0.600%, 10/15/26 (C)(D)	45,504	45,510
Citizens Auto Receivables Trust, Ser 2024-2, Cl A2A
5.540%, 11/16/26 (D)	67,739	67,789
Citizens Auto Receivables Trust, Ser 2024-2, Cl A2B
4.880%, SOFR30A + 0.540%, 11/16/26 (C)(D)	304,827	304,877
CPS Auto Receivables Trust, Ser 2024-C, Cl A
5.880%, 02/15/28 (D)	240,405	241,061
DT Auto Owner Trust, Ser 2021-2A, Cl D
1.500%, 02/16/27 (D)	140,375	140,022

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

July 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Enterprise Fleet Financing, Ser 2023-1, Cl A2
5.510%, 01/22/29 (D)	$331,621	$332,503
Enterprise Fleet Financing, Ser 2024-3, Cl A2
5.310%, 04/20/27 (D)	53,704	53,903
Enterprise Fleet Financing, Ser 2024-4, Cl A1
4.724%, 10/21/25 (D)	10,673	10,674
Enterprise Fleet Financing, Ser 2025-2, Cl A1
4.555%, 05/20/26 (D)	139,030	139,032
Enterprise Fleet Financing, Ser 2025-3, Cl A1
4.551%, 07/20/26 (D)	260,000	260,056
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A3
5.060%, 05/15/27	340,727	341,322
Ford Credit Auto Lease Trust, Ser 2024-B, Cl A2A
5.180%, 02/15/27	49,118	49,198
Ford Credit Auto Lease Trust, Ser 2024-B, Cl A2B
4.740%, SOFR30A + 0.400%, 02/15/27 (C)	134,428	134,484
Ford Credit Auto Lease Trust, Ser 2025-A, Cl A2B
4.750%, SOFR30A + 0.410%, 08/15/27 (C)	435,000	435,344
Ford Credit Auto Owner Trust, Ser 2022-C, Cl A3
4.480%, 12/15/26	23,165	23,156
Ford Credit Auto Owner Trust, Ser 2023-C, Cl A2A
5.680%, 09/15/26	4,991	4,993
Ford Credit Auto Owner Trust, Ser 2024-B, Cl A2B
4.740%, SOFR30A + 0.400%, 04/15/27 (C)	204,045	204,067
Ford Credit Auto Owner Trust, Ser 2025-A, Cl A2B
4.750%, SOFR30A + 0.410%, 12/15/27 (C)	600,000	599,722
GLS Auto Receivables Issuer Trust, Ser 2025-2A, Cl A1
4.716%, 04/15/26 (D)	260,716	260,731
GM Financial Automobile Leasing Trust, Ser 2024-1, Cl A3
5.090%, 03/22/27	700,000	701,592
GM Financial Automobile Leasing Trust, Ser 2025-1, Cl A1
4.408%, 02/20/26	26,063	26,063

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Gm Financial Automobile Leasing Trust, Ser 2025-2, Cl A2B
4.848%, SOFR30A + 0.500%, 07/20/27 (C)	$125,000	$125,168
GM Financial Consumer Automobile Receivables Trust, Ser 2021-3, Cl A4
0.730%, 08/16/27	92,590	92,189
GM Financial Consumer Automobile Receivables Trust, Ser 2022-4, Cl A3
4.820%, 08/16/27	642,401	642,844
GM Financial Consumer Automobile Receivables Trust, Ser 2024-2, Cl A2B
4.733%, SOFR30A + 0.390%, 03/16/27 (C)	92,918	92,944
GM Financial Consumer Automobile Receivables Trust, Ser 2024-3, Cl A2A
5.350%, 06/16/27	54,395	54,483
GMF Floorplan Owner Revolving Trust Series, Ser 2025-1A, Cl A2
4.940%, SOFR30A + 0.600%, 03/15/29 (C)(D)	1,195,000	1,197,341
Honda Auto Receivables Owner Trust, Ser 2025-2, Cl A2B
4.820%, SOFR30A + 0.480%, 01/18/28 (C)	160,000	160,287
Hyundai Auto Lease Securitization Trust, Ser 2023-B, Cl A4
5.170%, 04/15/27 (D)	267,042	267,091
Hyundai Auto Lease Securitization Trust, Ser 2024-A, Cl A2B
4.840%, SOFR30A + 0.500%, 06/15/26 (C)(D)	68,158	68,179
Hyundai Auto Lease Securitization Trust, Ser 2024-B, Cl A2B
4.790%, SOFR30A + 0.450%, 10/15/26 (C)(D)	365,663	365,749
Hyundai Auto Receivables Trust, Ser 2023-C, Cl A2B
4.970%, SOFR30A + 0.630%, 01/15/27 (C)	13,239	13,242
Hyundai Auto Receivables Trust, Ser 2024-B, Cl A2A
5.150%, 06/15/27	114,200	114,398

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

July 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Hyundai Auto Receivables Trust, Ser 2024-C, Cl A2B
4.740%, SOFR30A + 0.400%, 09/15/27 (C)	$229,757	$229,867
Hyundai Auto Receivables Trust, Ser 2025-A, Cl A2B
4.680%, SOFR30A + 0.340%, 12/15/27 (C)	1,105,000	1,105,276
Hyundai Auto Receivables Trust, Ser 2025-B, Cl A2B
4.720%, SOFR30A + 0.380%, 08/15/28 (C)	215,000	215,156
M&T Bank Auto Receivables Trust, Ser 2025-1A, Cl A1
4.514%, 02/17/26 (D)	7,628	7,627
Mercedes-Benz Auto Lease Trust, Ser 2024-A, Cl A2B
4.760%, SOFR30A + 0.420%, 02/16/27 (C)	46,937	46,945
Mercedes-Benz Auto Lease Trust, Ser 2025-A, Cl A2B
4.860%, SOFR30A + 0.520%, 04/17/28 (C)	140,000	140,274
Nissan Auto Lease Trust, Ser 2024-A, Cl A2A
5.110%, 10/15/26	96,648	96,717
Nissan Auto Lease Trust, Ser 2024-B, Cl A2A
5.050%, 06/15/27	180,791	181,351
Nissan Auto Lease Trust, Ser 2024-B, Cl A2B
4.750%, SOFR30A + 0.410%, 06/15/27 (C)	723,163	723,564
Nissan Auto Receivables Owner Trust, Ser 2022-A, Cl A3
1.860%, 08/17/26	26,765	26,693
Nissan Auto Receivables Owner Trust, Ser 2023-A, Cl A3
4.910%, 11/15/27	244,481	244,919
Nissan Auto Receivables Owner Trust, Ser 2025-A, Cl A2B
4.790%, SOFR30A + 0.450%, 02/15/28 (C)	400,000	400,491
Porsche Innovative Lease Owner Trust, Ser 2025-1A, Cl A2B
4.848%, SOFR30A + 0.500%, 12/20/27 (C)(D)	100,000	100,125
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl B
3.440%, 09/15/27	5,373	5,369

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Santander Drive Auto Receivables Trust, Ser 2025-1, Cl A2
4.760%, 08/16/27	$329,306	$329,327
SBNA Auto Lease Trust, Ser 2023-A, Cl A3
6.510%, 04/20/27 (D)	213,699	214,593
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/26 (D)	324,758	325,381
SCCU Auto Receivables Trust, Ser 2025-1A, Cl A1
4.550%, 07/15/26 (D)	125,000	125,009
SFS Auto Receivables Securitization Trust, Ser 2024-3A, Cl A2
4.710%, 05/22/28 (D)	160,535	160,575
Stellantis Financial Underwritten Enhanced Lease Trust 2025-A, Ser 2025-AA, Cl A1
4.503%, 04/20/26 (D)	85,028	85,027
Toyota Auto Receivables Owner Trust, Ser 2023-D, Cl A2A
5.800%, 11/16/26	28,010	28,033
Toyota Auto Receivables Owner Trust, Ser 2024-C, Cl A2B
4.710%, SOFR30A + 0.370%, 05/17/27 (C)	632,838	632,978
USB Auto Owner Trust, Ser 2025-1A, Cl A1
4.495%, 06/15/26 (D)	293,150	293,189
Volkswagen Auto Lease Trust, Ser 2023-A, Cl A3
5.810%, 10/20/26	174,270	174,862
Volkswagen Auto Lease Trust, Ser 2024-A, Cl A2B
4.818%, SOFR30A + 0.470%, 12/21/26 (C)	232,617	232,688
Volkswagen Auto Loan Enhanced Trust, Ser 2023-2, Cl A2B
4.978%, SOFR30A + 0.630%, 03/22/27 (C)	465,740	466,000
Westlake Automobile Receivables Trust, Ser 2025-1A, Cl A1
4.565%, 01/15/26 (D)	65,852	65,852
Westlake Automobile Receivables Trust, Ser 2025-2A, Cl A1
4.642%, 07/15/26 (D)	410,000	410,035
World Omni Auto Receivables Trust, Ser 2021-D, Cl C
1.720%, 06/15/28	325,000	322,050

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

July 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
World Omni Auto Receivables Trust, Ser 2022-A, Cl A3
1.660%, 05/17/27	$88,023	$87,644
World Omni Auto Receivables Trust, Ser 2023-D, Cl A2A
5.910%, 02/16/27	9,557	9,561
World Omni Automobile Lease Securitization Trust, Ser 2024-A, Cl A2B
4.770%, SOFR30A + 0.430%, 02/16/27 (C)	292,621	292,706
World Omni Automobile Lease Securitization Trust, Ser 2025-A, Cl A2B
4.730%, SOFR30A + 0.390%, 12/15/27 (C)	1,000,000	1,000,899
World Omni Select Auto Trust, Ser 2024-A, Cl A2A
5.370%, 02/15/28	143,894	144,142
		18,646,889
Credit Card — 2.4%
Barclays Dryrock Issuance Trust, Ser 2023-2, Cl A
5.240%, SOFR30A + 0.900%, 08/15/28 (C)	500,000	500,608
CARDS II Trust, Ser 2024-1A, Cl A
5.017%, SOFRRATE + 0.680%, 07/15/29 (C)(D)	280,000	280,212
Citibank Credit Card Issuance Trust, Ser 2023-A2, Cl A2
4.978%, SOFRRATE + 0.630%, 12/08/27 (C)	1,172,000	1,172,636
Evergreen Credit Card Trust, Ser 2024-1A, Cl A
5.020%, SOFRRATE + 0.680%, 07/15/28 (C)(D)	170,000	170,180
		2,123,636
Other Asset-Backed Securities — 6.8%
522 Funding CLO, Ser 2021-3A, Cl AR
5.627%, TSFR3M + 1.302%, 10/20/31 (C)(D)	99,757	99,802
Amur Equipment Finance Receivables XII, Ser 2023-1A, Cl A2
6.090%, 12/20/29 (D)	385,653	388,891
Amur Equipment Finance Receivables XV, Ser 2025-1A, Cl A1
4.613%, 05/20/26 (D)	211,758	211,768

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Apidos CLO XXX, Ser 2024-XXXA, Cl A1AR
5.409%, TSFR3M + 1.080%, 10/18/31 (C)(D)	$231,336	$231,171
Auxilior Term Funding, Ser 2023-1A, Cl A2
6.180%, 12/15/28 (D)	205,461	206,772
Bain Capital Credit CLO, Ser 2024-2A, Cl A1R
5.406%, TSFR3M + 1.080%, 07/19/31 (C)(D)	636,328	636,156
Cbam, Ser 2018-7A, Cl A
5.687%, TSFR3M + 1.362%, 07/20/31 (C)(D)	137,287	137,385
CCG Receivables Trust, Ser 2025-1, Cl A1
4.497%, 03/16/26 (D)	157,235	157,230
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/28	283,894	285,137
CNH Equipment Trust, Ser 2024-A, Cl A2
5.190%, 07/15/27	104,529	104,589
CNH Equipment Trust, Ser 2024-B, Cl A2B
4.740%, SOFR30A + 0.400%, 10/15/27 (C)	280,599	280,598
DLLAA, Ser 2025-1A, Cl A1
4.466%, 01/20/26 (D)	36,722	36,721
DLLAA, Ser 2025-1A, Cl A2
4.700%, 10/20/27 (D)	150,000	150,123
Dryden 30 Senior Loan Fund, Ser 2017-30A, Cl AR
5.408%, TSFR3M + 1.082%, 11/15/28 (C)(D)	7,303	7,301
GreatAmerica Leasing Receivables Funding, Ser 2025-1, Cl A1
4.462%, 03/16/26 (D)	110,883	110,837
GreenSky Home Improvement Issuer Trust, Ser 2025-2A, Cl A1
4.646%, 06/25/26 (D)	100,000	99,981
HPEFS Equipment Trust, Ser 2022-2A, Cl D
4.940%, 03/20/30 (D)	205,210	205,174
HPEFS Equipment Trust, Ser 2023-2A, Cl A2
6.040%, 01/21/31 (D)	364	364
John Deere Owner Trust, Ser 2022-A, Cl A3
2.320%, 09/15/26	55,109	54,995

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

July 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
John Deere Owner Trust, Ser 2023-A, Cl A3
5.010%, 11/15/27	$253,571	$254,166
Kubota Credit Owner Trust, Ser 2025-1A, Cl A1
4.481%, 02/16/26 (D)	277,905	277,909
Kubota Credit Owner Trust, Ser 2025-2A, Cl A1
4.480%, 07/15/26 (D)	432,956	433,039
MMAF Equipment Finance, Ser 2017-B, Cl A5
2.720%, 06/15/40 (D)	58,695	58,591
Octagon Investment Partners XVI, Ser 2018-1A, Cl A1R
5.604%, TSFR3M + 1.282%, 07/17/30 (C)(D)	139,774	139,833
PFS Financing, Ser 2024-A, Cl A
5.190%, SOFR30A + 0.850%, 01/15/28 (C)(D)	350,000	350,413
PFS Financing, Ser 2025-A, Cl A
4.990%, SOFR30A + 0.650%, 01/15/29 (C)(D)	285,000	284,866
SCF Equipment Trust, Ser 2025-1A, Cl A1
4.522%, 02/20/26 (D)	47,817	47,817
Verizon Master Trust, Ser 2023-5, Cl A1A
5.610%, 09/08/28	300,000	300,387
Volvo Financial Equipment Series, Ser 2025-1A, Cl A1
4.491%, 03/16/26 (D)	283,895	283,825
		5,835,841
Total Asset-Backed Securities
(Cost $26,601,548)		26,606,366

CORPORATE OBLIGATIONS — 19.0%

CONSUMER DISCRETIONARY — 1.7%
American Honda Finance MTN
5.081%, SOFRINDX + 0.720%, 10/05/26(C)	$472,000	$472,886
Hyundai Capital America
4.875%, 06/23/27(D)	275,000	275,882
Toyota Motor Credit
5.110%, SOFRRATE + 0.770%, 08/07/26(C)	550,000	552,585
4.810%, SOFRINDX + 0.450%, 04/10/26(C)	200,000	200,198
		1,501,551

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — 14.9%
American Express
5.714%, SOFRINDX + 1.350%, 10/30/26(C)	$550,000	$552,060
5.103%, SOFRRATE + 0.760%, 02/13/26(C)	550,000	551,035
Athene Global Funding
5.684%, 02/23/26(D)	425,000	427,515
5.381%, SOFRINDX + 1.030%, 08/27/26(C)(D)	350,000	351,953
Australia & New Zealand Banking Group
5.213%, SOFRRATE + 0.810%, 01/18/27(C)(D)	900,000	905,908
Bank of America MTN
3.875%, 08/01/25	550,000	550,000
3.500%, 04/19/26	525,000	521,409
Banque Federative du Credit Mutuel
4.935%, 01/26/26(D)	450,000	450,744
Citibank
5.438%, 04/30/26	550,000	553,630
5.170%, SOFRRATE + 0.805%, 09/29/25(C)	315,000	315,161
Commonwealth Bank of Australia NY
4.640%, SOFRRATE + 0.250%, 03/26/26(C)	575,000	574,934
Cooperatieve Rabobank UA
4.850%, 01/09/26	525,000	525,642
4.640%, SOFRRATE + 0.320%, 02/04/26(C)	425,000	425,303
Corebridge Global Funding
0.900%, 09/22/25(D)	575,000	571,831
JPMorgan Chase
3.300%, 04/01/26	625,000	620,536
JPMorgan Chase Bank
5.354%, SOFRRATE + 1.000%, 12/08/26(C)	525,000	528,917
Metropolitan Life Global Funding I MTN
4.050%, 08/25/25(D)	550,000	549,783
National Australia Bank
4.966%, 01/12/26	550,000	551,241
Nationwide Building Society
1.000%, 08/28/25(D)	300,000	299,173
New York Life Global Funding MTN
3.600%, 08/05/25(D)	600,000	599,924
Nordea Bank Abp
4.750%, 09/22/25(D)	550,000	550,034

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

July 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Pacific Life Global Funding II MTN
1.375%, 04/14/26(D)	$400,000	$391,328
Royal Bank of Canada MTN
1.200%, 04/27/26	550,000	537,103
Svenska Handelsbanken NY
4.520%, SOFRRATE + 0.180%, 08/11/25(C)	725,000	725,021
Wells Fargo
3.000%, 04/22/26	250,000	247,430
		12,877,615
INDUSTRIALS — 1.5%
Air Lease MTN
2.875%, 01/15/26	350,000	346,958
Caterpillar Financial Services
4.500%, 01/07/27	225,000	225,930
John Deere Capital
4.500%, 01/08/27	225,000	225,956
Protective Life Global Funding
1.618%, 04/15/26(D)	482,000	472,379
		1,271,223
MATERIALS — 0.3%
Glencore Funding
5.115%, SOFRINDX + 0.750%, 10/01/26(C)(D)	250,000	250,261

UTILITIES — 0.6%
Georgia Power
4.638%, SOFRINDX + 0.280%, 09/15/26(C)	550,000	549,944

Total Corporate Obligations
(Cost $16,452,034)		16,450,594

REPURCHASE AGREEMENTS — 8.9%

Citi Treasury
4.360%, dated 07/31/25, to be repurchased on 08/01/25, repurchase price $2,500,303 (collateralized by various U.S. Treasury Obligations, par values $100 - $2,650,900, 0.500% - 1.625%, 08/31/2026 - 04/30/2027; with total market value $2,550,096)	$2,500,000	$2,500,000

REPURCHASE AGREEMENTS — continued

	Face Amount	Value
Gold Triparty Mortgage
4.370%, dated 07/31/25, to be repurchased on 08/01/25, repurchase price $2,600,316 (collateralized by various U.S. Treasury Obligations, par values $648,045 - $20,788,650, 4.500% - 6.500%, 04/15/2033 - 06/20/2055; with total market value $2,652,000)	$2,600,000	$2,600,000
Socgen Triparty Treasury
4.360%, dated 07/31/25, to be repurchased on 08/01/25, repurchase price $2,600,315 (collateralized by a U.S. Treasury Obligation, par value $2,647,600, 4.750%, 02/15/2045; with total market value $2,652,079)	2,600,000	2,600,000

Total Repurchase Agreements
(Cost $7,700,000)		7,700,000

U.S. GOVERNMENT AGENCY OBLIGATION — 4.1%

FHLB DN
0.000%, 08/28/17(B)	$3,575,000	$3,563,210

Total U.S. Government Agency Obligation
(Cost $3,515,182)		3,563,210

COMMERCIAL PAPER — 2.1%

ANZ Group Holdings Ltd
0.000%, 08/27/25(B)	$550,000	$550,020
BOFA Securities Inc
0.000%, 12/19/25(B)	925,000	924,999
Swedbank AB
0.000%, 08/04/25(B)	400,000	400,004

Total Commercial Paper
(Cost $1,875,000)		1,875,023

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

July 31, 2025 (Unaudited)

MORTGAGE-BACKED SECURITY — 0.1%

	Face Amount	Value
FNMA, Ser 2014-53, Cl VB
3.500%, 01/25/35	$80,503	$80,021

Total Mortgage-Backed Security
(Cost $79,114)		80,021
Total Investments in Securities— 104.9%
(Cost $90,854,530)		$90,905,760

Percentages are based on Net Assets of $86,650,547.

(A)	Interest rate represents the security’s effective yield at the time of purchase.

(B)	Zero coupon security.

(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at July 31, 2025 was $17,763,048 and represented 20.5% of Net Assets.

Cl — Class
CLO — Collateralized Loan Obligation
DN — Discount Note
FHLB — Federal Home Loan Bank
FNMA — Federal National Mortgage Association
MTN — Medium Term Note
Ser — Series
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Secured Overnight Financing Rate Index
SOFRRATE — Secured Overnight Financing Rate
TSFR3M — Term Secured Overnight Financing Rate 3 Month
USBMMY3M — U.S. Treasury Bill Money Market Yield 3 Month

CRI-QH-001-0800

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

July 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 37.5%

	Face Amount	Value
COMMUNICATION SERVICES — 1.7%
Alphabet
1.100%, 08/15/30	$3,000,000	$2,586,136
AT&T
2.750%, 06/01/31	975,000	881,235
Charter Communications Operating
6.150%, 11/10/26	1,875,000	1,902,645
Comcast
5.100%, 06/01/29	1,150,000	1,179,986
Take-Two Interactive Software
5.000%, 03/28/26	725,000	726,501
4.950%, 03/28/28	600,000	607,803
T-Mobile USA
3.750%, 04/15/27	600,000	592,800
Verizon Communications
7.750%, 12/01/30	775,000	886,832
		9,363,938
CONSUMER DISCRETIONARY — 2.4%
AutoZone
5.125%, 06/15/30	965,000	986,100
Daimler Truck Finance North America
5.600%, 08/08/25(A)	500,000	500,082
5.125%, 09/25/27(A)	1,155,000	1,166,573
5.000%, 01/15/27(A)	325,000	327,278
DR Horton
2.600%, 10/15/25	2,575,000	2,563,948
Element Fleet Management
5.643%, 03/13/27(A)	980,000	993,467
General Motors Financial
5.400%, 05/08/27	1,000,000	1,012,840
Hyatt Hotels
5.750%, 01/30/27	750,000	762,270
5.250%, 06/30/29	1,150,000	1,169,941
Hyundai Capital America
5.950%, 09/21/26(A)	750,000	760,253
5.275%, 06/24/27(A)	400,000	403,405
5.250%, 01/08/27(A)	750,000	756,335
O'Reilly Automotive
5.750%, 11/20/26	850,000	862,380
Toyota Motor Credit MTN
3.375%, 04/01/30	185,000	176,715
Trustees of Dartmouth College
4.273%, 06/01/30	430,000	429,209
		12,870,796
CONSUMER STAPLES — 0.6%
Coca-Cola Consolidated
5.250%, 06/01/29	290,000	297,407

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES — continued
Keurig Dr Pepper
5.100%, 03/15/27	$480,000	$484,569
4.600%, 05/15/30	1,200,000	1,199,652
Mars
4.600%, 03/01/28(A)	1,200,000	1,206,354
		3,187,982
ENERGY — 2.0%
Columbia Pipelines Holding
6.055%, 08/15/26(A)	290,000	293,072
Enbridge
5.900%, 11/15/26	720,000	730,947
Energy Transfer
6.050%, 12/01/26	925,000	940,942
Hess
4.300%, 04/01/27	1,750,000	1,749,122
MidAmerican Energy
3.650%, 04/15/29	2,000,000	1,955,208
ONEOK
5.550%, 11/01/26	1,325,000	1,338,782
Plains All American Pipeline
4.650%, 10/15/25	2,250,000	2,249,279
Var Energi
5.875%, 05/22/30(A)	1,840,000	1,894,300
Williams
5.400%, 03/02/26	300,000	301,372
		11,453,024
FINANCIALS — 21.9%
ABN AMRO Bank
6.339%, H15T1Y + 1.650%, 09/18/27(A)(B)	1,200,000	1,221,716
African Development Bank
4.125%, 02/25/27	1,000,000	1,000,313
3.500%, 09/18/29	500,000	490,367
American Express
5.645%, SOFRINDX + 0.750%, 04/23/27(B)	700,000	705,118
5.389%, SOFRRATE + 0.970%, 07/28/27(B)	550,000	554,351
5.098%, SOFRRATE + 1.000%, 02/16/28(B)	650,000	655,894
Arab Energy Fund
1.483%, 10/06/26	930,000	898,008
Arab Petroleum Investments
5.428%, 05/02/29(A)	1,500,000	1,545,270
Ares Capital
7.000%, 01/15/27	900,000	926,374
Asian Infrastructure Investment Bank MTN
4.968%, SOFRINDX + 0.620%, 08/16/27(B)	2,000,000	2,013,952

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

July 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Athene Global Funding
5.583%, 01/09/29(A)	$875,000	$899,136
5.339%, 01/15/27(A)	1,000,000	1,008,885
Aviation Capital Group
4.800%, 10/24/30(A)	1,225,000	1,212,478
Bank of America MTN
5.933%, SOFRRATE + 1.340%, 09/15/27(B)	1,500,000	1,522,492
5.819%, SOFRRATE + 1.570%, 09/15/29(B)	1,450,000	1,505,794
5.162%, SOFRRATE + 1.000%, 01/24/31(B)	775,000	792,861
3.705%, TSFR3M + 1.774%, 04/24/28(B)	1,000,000	986,401
Bank of New York Mellon
4.947%, SOFRRATE + 1.026%, 04/26/27(B)	470,000	471,410
Barclays
6.496%, SOFRRATE + 1.880%, 09/13/27(B)	500,000	509,788
5.829%, SOFRRATE + 2.210%, 05/09/27(B)	550,000	554,415
BB Blue Financing DAC
4.395%, 09/20/29	2,500,000	2,500,886
BNP Paribas
2.591%, SOFRRATE + 1.228%, 01/20/28(A)(B)	625,000	606,737
1.675%, SOFRRATE + 0.912%, 06/30/27(A)(B)	1,000,000	973,174
BPCE
6.612%, SOFRRATE + 1.980%, 10/19/27(A)(B)	1,125,000	1,148,944
5.203%, 01/18/27(A)	1,150,000	1,161,326
CaixaBank
6.684%, SOFRRATE + 2.080%, 09/13/27(A)(B)	750,000	765,416
Canadian Imperial Bank of Commerce
5.237%, 06/28/27	845,000	857,536
CDP Financial MTN
1.000%, 05/26/26(A)	1,000,000	973,449
Central American Bank for Economic Integration
5.000%, 02/09/26(A)	500,000	500,724
Citibank
4.876%, SOFRRATE + 0.712%, 11/19/27(B)	1,500,000	1,505,971
Citizens Bank
4.575%, SOFRRATE + 2.000%, 08/09/28(B)	600,000	599,278

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Clearinghouse Community Development Financial Institution
7.000%, 10/15/30(A)	$1,000,000	$1,010,324
ContourGlobal Power Holdings
6.750%, 02/28/30(A)	250,000	256,250
Cooperatieve Rabobank UA
1.106%, H15T1Y + 0.550%, 02/24/27(A)(B)	250,000	245,032
Corebridge Global Funding
5.200%, 01/12/29(A)	380,000	386,868
4.900%, 12/03/29(A)	925,000	934,004
Credit Agricole
5.230%, SOFRRATE + 1.130%, 01/09/29(A)(B)	1,250,000	1,266,195
Danske Bank
5.427%, H15T1Y + 0.950%, 03/01/28(A)(B)	1,350,000	1,368,331
Equitable Financial Life Global Funding
1.800%, 03/08/28(A)	1,350,000	1,259,468
1.300%, 07/12/26(A)	500,000	485,596
European Investment Bank
2.375%, 05/24/27	2,500,000	2,428,476
2.125%, 04/13/26	1,447,000	1,425,385
Fiserv
4.200%, 10/01/28	415,000	410,757
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/27(B)	1,150,000	1,156,673
Goldman Sachs Group
4.387%, SOFRRATE + 1.510%, 06/15/27(B)	500,000	498,712
4.223%, TSFR3M + 1.563%, 05/01/29(B)	1,000,000	992,676
3.850%, 01/26/27	1,175,000	1,164,890
2.640%, SOFRRATE + 1.114%, 02/24/28(B)	625,000	606,578
Hanwha Futureproof
4.750%, 04/30/28(A)	500,000	503,540
HAT Holdings I
8.000%, 06/15/27(A)	285,000	295,196
HPS Corporate Lending Fund
5.300%, 06/05/27(A)	885,000	884,953
HSBC Holdings
7.336%, SOFRRATE + 3.030%, 11/03/26(B)	1,000,000	1,006,459
5.887%, SOFRRATE + 1.570%, 08/14/27(B)	1,410,000	1,427,334
ING Groep
6.083%, SOFRRATE + 1.560%, 09/11/27(B)	735,000	746,206

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

July 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Inter-American Investment
4.125%, 02/15/28	$500,000	$500,964
Intercontinental Exchange
3.625%, 09/01/28	1,300,000	1,271,172
International Bank for Reconstruction & Development MTN
0.510%, 03/31/28(B)	1,000,000	979,710
0.000%, 03/31/27(C)	2,500,000	2,374,905
International Development Association
4.375%, 11/27/29(A)	425,000	430,499
0.875%, 04/28/26(A)	1,000,000	975,023
International Finance Facility for Immunisation
4.750%, 11/03/25	1,500,000	1,499,620
4.125%, 10/29/27	1,000,000	1,001,101
1.000%, 04/21/26	1,000,000	976,354
Jackson National Life Global Funding
5.550%, 07/02/27(A)	595,000	605,289
JPMorgan Chase
6.087%, SOFRRATE + 1.570%, 10/23/29(B)	1,000,000	1,047,290
6.070%, SOFRRATE + 1.330%, 10/22/27(B)	5,000,000	5,090,217
5.571%, SOFRRATE + 0.930%, 04/22/28(B)	1,150,000	1,170,236
4.979%, SOFRRATE + 0.930%, 07/22/28(B)	980,000	989,211
3.702%, TSFR3M + 1.422%, 05/06/30(B)	825,000	802,261
1.045%, SOFRRATE + 0.800%, 11/19/26(B)	1,500,000	1,483,526
JPMorgan Chase Bank
5.110%, 12/08/26	1,150,000	1,160,694
KBC Group
5.796%, H15T1Y + 2.100%, 01/19/29(A)(B)	295,000	303,479
Kreditanstalt fuer Wiederaufbau
1.000%, 10/01/26	250,000	241,098
Lloyds Banking Group
5.985%, H15T1Y + 1.480%, 08/07/27(B)	750,000	759,528
5.087%, H15T1Y + 0.850%, 11/26/28(B)	1,200,000	1,212,829
Lseg US Finance
4.875%, 03/28/27(A)	1,000,000	1,006,207
M&T Bank
7.413%, SOFRRATE + 2.800%, 10/30/29(B)	1,400,000	1,514,721

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
4.833%, SOFRRATE + 0.930%, 01/16/29(B)	$1,000,000	$1,005,193
Manufacturers & Traders Trust
4.650%, 01/27/26	1,650,000	1,649,809
Morgan Stanley MTN
5.652%, SOFRRATE + 1.010%, 04/13/28(B)	1,150,000	1,171,213
5.449%, SOFRRATE + 1.630%, 07/20/29(B)	205,000	210,371
5.000%, 11/24/25	3,425,000	3,426,944
Morgan Stanley Bank
4.952%, SOFRRATE + 1.080%, 01/14/28(B)	1,150,000	1,156,500
Nationwide Building Society
6.557%, SOFRRATE + 1.910%, 10/18/27(A)(B)	1,125,000	1,149,130
NatWest Group
5.847%, H15T1Y + 1.350%, 03/02/27(B)	435,000	437,844
Nordea Bank Abp
5.375%, 09/22/27(A)	600,000	610,817
NTT Finance
5.104%, 07/02/27(A)	1,150,000	1,161,940
OPEC Fund for International Development
4.500%, 01/26/26(A)	1,200,000	1,199,005
Pacific Life Global Funding II
4.450%, 05/01/28(A)	1,200,000	1,206,387
PNC Bank
4.050%, 07/26/28	1,375,000	1,359,917
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/27(B)	750,000	767,650
Principal Life Global Funding II
4.950%, 11/27/29(A)	1,175,000	1,189,387
RGA Global Funding
5.448%, 05/24/29(A)	590,000	606,253
Rocket Mortgage
2.875%, 10/15/26(A)	1,330,000	1,295,389
Royal Bank of Canada
4.696%, SOFRRATE + 1.060%, 08/06/31(B)	1,275,000	1,276,082
Santander Holdings USA
5.807%, SOFRRATE + 2.328%, 09/09/26(B)	1,000,000	1,000,772
SBA Tower Trust
4.831%, 10/15/29‡(A)	1,955,000	1,943,541
Skandinaviska Enskilda Banken
5.125%, 03/05/27(A)	950,000	961,561

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

July 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Standard Chartered
6.170%, H15T1Y + 2.050%, 01/09/27(A)(B)	$700,000	$704,070
Swedbank
5.083%, 05/21/30(A)	1,455,000	1,479,454
Truist Financial MTN
4.123%, SOFRRATE + 1.368%, 06/06/28(B)	1,000,000	994,806
UBS
4.864%, SOFRRATE + 0.720%, 01/10/28(B)	1,175,000	1,182,247
Wells Fargo MTN
6.303%, SOFRRATE + 1.790%, 10/23/29(B)	1,450,000	1,525,421
5.707%, SOFRRATE + 1.070%, 04/22/28(B)	1,150,000	1,172,246
5.244%, SOFRRATE + 1.110%, 01/24/31(B)	775,000	793,267
4.540%, SOFRRATE + 1.560%, 08/15/26(B)	2,950,000	2,949,138
Westpac New Zealand
5.132%, 02/26/27(A)	1,000,000	1,010,755
WLB Asset II D Pte
6.500%, 12/21/26(A)	1,000,000	954,869
WLB Asset VI Pte
7.250%, 12/21/27(A)	1,000,000	1,036,886
WLB Asset VII Pte
5.880%, 07/30/29(A)	500,000	499,488
		118,312,653
HEALTH CARE — 1.3%
CommonSpirit Health
1.547%, 10/01/25	1,000,000	994,371
CVS Pass-Through Trust
6.036%, 12/10/28	1,522,115	1,537,015
Elevance Health
5.150%, 06/15/29	220,000	224,482
Icon Investments Six DAC
5.809%, 05/08/27	265,000	269,350
Royalty Pharma
1.750%, 09/02/27	1,275,000	1,206,314
Smith & Nephew
5.150%, 03/20/27	515,000	520,163
Solventum
5.450%, 02/25/27	1,150,000	1,167,632
Stryker
4.700%, 02/10/28	1,200,000	1,210,711
		7,130,038
INDUSTRIALS — 1.2%
AerCap Ireland Capital DAC
6.100%, 01/15/27	1,000,000	1,018,868
4.875%, 04/01/28	925,000	931,591

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — continued
HEICO
5.250%, 08/01/28	$270,000	$275,094
Norfolk Southern
2.300%, 05/15/31	1,000,000	884,948
PACCAR Financial
4.550%, 05/08/30	1,345,000	1,356,744
Penske Truck Leasing Lp
5.350%, 01/12/27(A)	485,000	488,974
Waste Management
4.950%, 07/03/27	1,150,000	1,165,619
		6,121,838
INFORMATION TECHNOLOGY — 1.1%
Broadcom
5.050%, 04/15/30	1,175,000	1,201,262
Cadence Design Systems
4.300%, 09/10/29	760,000	757,428
Flex
6.000%, 01/15/28	550,000	565,460
Foundry JV Holdco
5.500%, 01/25/31(A)	1,175,000	1,198,927
Open Text
6.900%, 12/01/27(A)	1,295,000	1,337,110
Oracle
2.300%, 03/25/28	650,000	615,424
Sprint Capital
6.875%, 11/15/28	550,000	587,818
		6,263,429
MATERIALS — 0.1%
Celanese US Holdings
6.665%, 07/15/27	748,000	766,618

REAL ESTATE — 1.2%
COPT Defense Properties
2.250%, 03/15/26‡	550,000	540,391
Cousins Properties
5.250%, 07/15/30‡	1,200,000	1,218,950
ERP Operating
4.150%, 12/01/28‡	1,000,000	993,422
Extra Space Storage
5.700%, 04/01/28‡	1,225,000	1,258,798
Host Hotels & Resorts
2.900%, 12/15/31‡	500,000	436,788
Realty Income
4.700%, 12/15/28‡	1,250,000	1,259,591
Welltower OP
2.050%, 01/15/29‡	1,200,000	1,110,144
		6,818,084

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

July 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — 4.0%
AEP Texas
3.950%, 06/01/28	$1,200,000	$1,181,164
Alliant Energy Finance
5.400%, 06/06/27(A)	910,000	917,602
Consumers 2023 Securitization Funding
5.550%, 03/01/28	1,057,702	1,064,872
Continental Wind
6.000%, 02/28/33(A)	888,416	901,869
Electricite de France
3.625%, 10/13/25(A)	500,000	498,649
Emera US Finance
3.550%, 06/15/26	1,025,000	1,014,090
FirstEnergy Pennsylvania Electric
5.150%, 03/30/26(A)	500,000	501,088
Georgia Power
4.850%, 03/15/31	1,200,000	1,220,352
4.650%, 05/16/28	1,175,000	1,184,845
ITC Holdings
4.950%, 09/22/27(A)	1,200,000	1,207,597
Korea Electric Power
4.875%, 01/31/27(A)	250,000	251,232
New York State Electric & Gas
2.150%, 10/01/31(A)	500,000	426,553
NextEra Energy Operating Partners
7.250%, 01/15/29(A)	1,016,000	1,036,121
Oncor Electric Delivery
0.550%, 10/01/25	2,649,000	2,633,139
PG&E Recovery Funding
4.838%, 06/01/33	3,601,179	3,609,107
San Diego Gas & Electric
4.950%, 08/15/28	1,000,000	1,018,024
Southern Power
0.900%, 01/15/26	1,000,000	983,010
Texas Electric Market Stabilization Funding N
4.265%, 08/01/34(A)	2,040,480	2,014,090
		21,663,404
Total Corporate Obligations
(Cost $202,501,940)		203,951,804

U.S. TREASURY OBLIGATIONS — 27.1%

U.S. Treasury Notes
4.625%, 04/30/29	$15,150,000	$15,518,098
4.250%, 01/15/28	13,880,000	13,984,100
4.000%, 02/15/26	7,225,000	7,213,175
3.875%, 07/15/28	14,900,000	14,891,851

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
3.750%, 06/30/27	$125,000	$124,512
3.125%, 08/31/27	28,700,000	28,236,988
1.875%, 06/30/26	33,310,000	32,617,256
1.875%, 07/31/26	7,200,000	7,038,375
1.250%, 06/30/28	13,010,000	12,071,349
0.625%, 12/31/27	9,300,000	8,601,410
0.500%, 06/30/27	7,200,000	6,745,781

Total U.S. Treasury Obligations
(Cost $146,962,423)		147,042,895

ASSET-BACKED SECURITIES — 18.1%

Automotive — 11.2%
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A3
5.620%, 11/18/27	$663,308	$665,394
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/32 (A)	168,307	169,539
ARI Fleet Lease Trust, Ser 2025-B, Cl A3
4.600%, 03/15/34 (A)	260,000	261,096
Bank of America Auto Trust, Ser 2023-1A, Cl A3
5.530%, 02/15/28 (A)	567,680	570,966
Bank of America Auto Trust, Ser 2023-2A, Cl A3
5.740%, 06/15/28 (A)	960,746	968,730
BMW Vehicle Lease Trust, Ser 2023-2, Cl A3
5.990%, 09/25/26	280,830	281,579
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/28	319,225	321,053
BofA Auto Trust, Ser 2025-1A, Cl A4
4.470%, 11/20/31 (A)	450,000	450,823
Bridgecrest Lending Auto Securitization Trust, Ser 2024-1, Cl A3
5.530%, 01/18/28	171,530	171,750
Carmax Auto Owner Trust, Ser 2022-3, Cl B
4.690%, 02/15/28	800,000	799,735
CarMax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/27	250,797	251,012
Carmax Auto Owner Trust, Ser 2023-3, Cl A3
5.280%, 05/15/28	673,607	677,182

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

July 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
CarMax Auto Owner Trust, Ser 2024-4, Cl A2A
4.670%, 12/15/27	$797,964	$798,299
Carmax Auto Owner Trust, Ser 2025-3, Cl A3
4.350%, 07/15/30	501,000	501,765
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/28	68,844	66,281
Carvana Auto Receivables Trust, Ser 2024-P1, Cl A3
5.050%, 04/10/29 (A)	1,912,000	1,918,377
Chesapeake Funding II, Ser 2023-1A, Cl A1
5.650%, 05/15/35 (A)	413,133	415,277
Citizens Auto Receivables Trust, Ser 2023-2, Cl A3
5.830%, 02/15/28 (A)	926,561	933,155
Citizens Auto Receivables Trust, Ser 2024-1, Cl A3
5.110%, 04/17/28 (A)	500,000	501,988
Enterprise Fleet Financing, Ser 2022-3, Cl A2
4.380%, 07/20/29 (A)	41,135	41,085
Enterprise Fleet Financing, Ser 2023-1, Cl A2
5.510%, 01/22/29 (A)	150,611	151,011
Enterprise Fleet Financing, Ser 2023-2, Cl A2
5.560%, 04/22/30 (A)	864,154	868,681
Enterprise Fleet Financing, Ser 2023-3, Cl A2
6.400%, 03/20/30 (A)	1,624,891	1,647,043
Enterprise Fleet Financing, Ser 2024-1, Cl A3
5.160%, 09/20/30 (A)	355,000	360,230
Enterprise Fleet Financing, Ser 2025-2, Cl A3
4.410%, 06/20/29 (A)	375,000	375,023
Flagship Credit Auto Trust, Ser 2023-2, Cl A3
5.220%, 12/15/27 (A)	420,157	420,438
Flagship Credit Auto Trust, Ser 2023-3, Cl A3
5.440%, 04/17/28 (A)	761,000	763,061
Ford Credit Auto Lease Trust, Ser 2025-B, Cl A3
4.230%, 12/15/28	1,700,000	1,696,481
Ford Credit Auto Owner Trust, Ser 2021-REV1, Cl A
1.370%, 10/17/33 (A)	245,000	239,532
Ford Credit Auto Owner Trust, Ser 2024-C, Cl A3
4.070%, 07/15/29	550,000	547,693

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Ford Credit Auto Owner Trust, Ser 2024-D, Cl A3
4.610%, 08/15/29	$565,000	$568,278
Ford Credit Floorplan Master Owner Trust A, Ser 2024-1, Cl A1
5.290%, 04/15/29 (A)	1,200,000	1,216,591
Ford Credit Floorplan Master Owner Trust, Ser 2023-1, Cl A1
4.920%, 05/15/28 (A)	730,000	732,215
Foursight Capital Automobile Receivables Trust, Ser 2023-1, Cl A3
5.390%, 12/15/27 (A)	139,998	140,030
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/28 (A)	141,670	142,284
GLS Auto Select Receivables Trust, Ser 2023-2A, Cl A2
6.370%, 06/15/28 (A)	273,736	275,543
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A3
5.050%, 07/20/26	25,396	25,399
GM Financial Consumer Automobile Receivables Trust, Ser 2023-2, Cl A3
4.470%, 02/16/28	310,752	311,125
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A3
5.450%, 06/16/28	1,551,582	1,560,713
GM Financial Consumer Automobile Receivables Trust, Ser 2023-4, Cl A4
5.710%, 02/16/29	500,000	510,584
GM Financial Consumer Automobile Receivables Trust, Ser 2024-1, Cl A3
4.850%, 12/18/28	525,000	526,886
GM Financial Consumer Automobile Receivables Trust, Ser 2025-2, Cl B
4.620%, 05/16/31	405,000	404,974
GM Financial Consumer Automobile Receivables Trust, Ser 2025-3, Cl A3
4.180%, 08/16/30	2,000,000	1,997,055
GMF Floorplan Owner Revolving Trust, Ser 2024-1A, Cl A1
5.130%, 03/15/29 (A)	2,275,000	2,296,765

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

July 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Honda Auto Receivables Owner Trust, Ser 2023-2, Cl A3
4.930%, 11/15/27	$1,023,241	$1,025,863
Honda Auto Receivables Owner Trust, Ser 2023-4, Cl A3
5.670%, 06/21/28	1,950,000	1,967,549
Honda Auto Receivables Owner Trust, Ser 2024-1, Cl A4
5.170%, 05/15/30	880,000	891,123
Honda Auto Receivables Owner Trust, Ser 2025-2, Cl A3
4.150%, 10/15/29	460,000	459,206
Hyundai Auto Lease Securitization Trust, Ser 2023-B, Cl A4
5.170%, 04/15/27 (A)	862,220	862,383
Hyundai Auto Lease Securitization Trust, Ser 2023-C, Cl A3
5.800%, 12/15/26 (A)	944,691	947,144
Hyundai Auto Lease Securitization Trust, Ser 2025-C, Cl A3
4.360%, 07/17/28 (A)	1,450,000	1,451,402
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A3
4.580%, 04/15/27	161,932	161,947
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A3
5.480%, 04/17/28	1,492,052	1,501,149
Lendbuzz Securitization Trust, Ser 2023-3A, Cl A2
7.500%, 12/15/28 (A)	475,616	485,038
M&T Bank Auto Receivables Trust, Ser 2024-1A, Cl A3
5.220%, 02/17/32 (A)	1,110,000	1,120,014
Mercedes-Benz Auto Lease Trust, Ser 2023-A, Cl A3
4.740%, 01/15/27	869,943	869,839
Mercedes-Benz Auto Lease Trust, Ser 2024-A, Cl A3
5.320%, 01/18/28	2,000,000	2,019,546
Mercedes-Benz Auto Receivables Trust, Ser 2023-1, Cl A3
4.510%, 11/15/27	400,903	400,942
Nissan Auto Receivables Owner Trust, Ser 2025-A, Cl A3
4.490%, 12/17/29	1,410,000	1,417,819
Porsche Financial Auto Securitization Trust, Ser 2023-2A, Cl A3
5.790%, 01/22/29 (A)	257,908	259,738

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/29	$980,000	$973,793
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl A3
5.610%, 10/15/27	59,221	59,251
Santander Drive Auto Receivables Trust, Ser 2024-1, Cl A3
5.250%, 04/17/28	182,163	182,425
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/26 (A)	571,575	572,670
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A3
5.470%, 10/20/28 (A)	891,565	896,371
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A3
4.950%, 05/21/29 (A)	340,000	341,143
Tesla Auto Lease Trust, Ser 2023-A, Cl A3
5.890%, 06/22/26 (A)	103,579	103,643
Tesla Auto Lease Trust, Ser 2023-A, Cl A4
5.940%, 07/20/27 (A)	2,500,000	2,502,542
Tesla Auto Lease Trust, Ser 2023-B, Cl A3
6.130%, 09/21/26 (A)	151,316	151,668
Tesla Auto Lease Trust, Ser 2024-A, Cl A3
5.300%, 06/21/27 (A)	1,170,000	1,172,599
Tesla Auto Lease Trust, Ser 2024-B, Cl A2A
4.790%, 01/20/27 (A)	306,332	306,336
Tesla Auto Lease Trust, Ser 2024-B, Cl A3
4.820%, 10/20/27 (A)	500,000	500,700
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A2A
5.540%, 12/21/26 (A)	289,513	289,793
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A3
5.380%, 06/20/28 (A)	310,000	311,964
Toyota Auto Receivables Owner Trust, Ser 2025-C, Cl A3
4.110%, 03/15/30	865,000	862,861
Toyota Lease Owner Trust, Ser 2023-A, Cl A4
5.050%, 08/20/27 (A)	1,129,435	1,129,577

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

July 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Toyota Lease Owner Trust, Ser 2024-B, Cl A4
4.250%, 01/22/29 (A)	$1,500,000	$1,496,785
USAA Auto Owner Trust, Ser 2023-A, Cl A3
5.580%, 05/15/28 (A)	709,401	713,072
Volkswagen Auto Lease Trust, Ser 2024-A, Cl A3
5.210%, 06/21/27	320,000	322,296
Volkswagen Auto Loan Enhanced Trust, Ser 2024-1, Cl A3
4.630%, 07/20/29	710,000	713,890
Westlake Automobile Receivables Trust, Ser 2023-P1, Cl A2
5.890%, 02/16/27 (A)	68,745	68,902
Wheels Fleet Lease Funding 1, Ser 2023-1A, Cl A
5.800%, 04/18/38 (A)	775,317	779,540
Wheels Fleet Lease Funding 1, Ser 2023-2A, Cl A
6.460%, 08/18/38 (A)	757,539	766,789
World Omni Auto Receivables Trust, Ser 2025-B, Cl A4
4.530%, 08/15/31	730,000	734,390
World Omni Select Auto Trust, Ser 2023-A, Cl A3
5.650%, 07/17/28	470,870	472,114
		60,808,537
Other Asset-Backed Securities — 6.9%
Affirm Asset Securitization Trust, Ser 2024-A, Cl A
5.610%, 02/15/29 (A)	550,000	552,048
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl A2
5.300%, 06/21/28 (A)	89,721	89,858
Amur Equipment Finance Receivables XIII, Ser 2024-1A, Cl A2
5.380%, 01/21/31 (A)	214,819	216,441
Amur Equipment Finance Receivables XIII, Ser 2024-1A, Cl B
5.370%, 01/21/31 (A)	190,000	192,820
Amur Equipment Finance Receivables XV, Ser 2025-1A, Cl A2
4.700%, 09/22/31 (A)	1,030,000	1,033,993
Apidos CLO XXII, Ser 2020-22A, Cl A1R
5.647%, TSFR3M + 1.060%, 04/20/31 (A)(B)	135,147	135,156

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Auxilior Term Funding, Ser 2023-1A, Cl A2
6.180%, 12/15/28 (A)	$176,387	$177,509
Blue Owl Asset Leasing Trust, Ser 2024-1A, Cl A2
5.050%, 03/15/29 (A)	232,389	232,793
Buttermilk Park CLO, Ser 2024-1A, Cl A1R
5.398%, TSFR3M + 1.080%, 10/15/31 (A)(B)	1,297,872	1,297,512
CCG Receivables Trust, Ser 2023-1, Cl A2
5.820%, 09/16/30 (A)	246,182	247,264
Centersquare Issuer, Ser 2025-1A, Cl A2
5.500%, 03/26/55 (A)	1,050,000	1,025,909
CIFC Funding, Ser 2024-5A, Cl AR
5.732%, TSFR3M + 1.410%, 07/17/37 (A)(B)	1,275,000	1,278,991
Cloud Capital Holdco, Ser 2024-1A, Cl A2
5.781%, 11/22/49 (A)	1,015,000	1,026,086
CNH Equipment Trust, Ser 2023-A, Cl A3
4.810%, 08/15/28	843,300	845,740
Dell Equipment Finance Trust, Ser 2023-2, Cl A3
5.650%, 01/22/29 (A)	233,943	234,841
Dell Equipment Finance Trust, Ser 2023-3, Cl A3
5.930%, 04/23/29 (A)	505,603	508,189
Dext ABS, Ser 2023-2, Cl A2
6.560%, 05/15/34 (A)	390,805	393,645
DLLAA, Ser 2023-1A, Cl A3
5.640%, 02/22/28 (A)	475,000	479,687
DLLAD, Ser 2023-1A, Cl A3
4.790%, 01/20/28 (A)	563,049	564,128
DLLMT, Ser 2023-1A, Cl A3
5.340%, 03/22/27 (A)	1,058,180	1,061,836
DLLST, Ser 2024-1A, Cl A3
5.050%, 08/20/27 (A)	265,000	265,706
Frontier Issuer, Ser 2023-1, Cl A2
6.600%, 08/20/53 (A)	1,000,000	1,012,475
Frontier Issuer, Ser 2023-1, Cl C
11.500%, 08/20/53 (A)	1,000,000	1,046,729
Frontier Issuer, Ser 2024-1, Cl A2
6.190%, 06/20/54 (A)	300,000	308,020
GreatAmerica Leasing Receivables, Ser 2023-1, Cl A2
5.350%, 02/16/26 (A)	27,252	27,256

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

July 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
GreatAmerica Leasing Receivables, Ser 2024-1, Cl A3
4.980%, 01/18/28 (A)	$585,000	$587,772
HPEFS Equipment Trust, Ser 2023-2A, Cl A3
5.990%, 01/21/31 (A)	285,000	285,419
John Deere Owner Trust, Ser 2023-A, Cl A3
5.010%, 11/15/27	567,199	568,520
John Deere Owner Trust, Ser 2025-B, Cl A3
4.170%, 12/17/29	1,660,000	1,654,637
Kubota Credit Owner Trust, Ser 2023-2A, Cl A2
5.610%, 07/15/26 (A)	124,165	124,221
Kubota Credit Owner Trust, Ser 2024-2A, Cl A3
5.260%, 11/15/28 (A)	1,950,000	1,976,904
MMAF Equipment Finance, Ser 2021-A, Cl A5
1.190%, 11/13/43 (A)	620,000	606,831
MMAF Equipment Finance, Ser 2023-A, Cl A2
5.790%, 11/13/26 (A)	243,872	244,353
Mosaic Solar Loan Trust, Ser 2020-1A, Cl B
3.100%, 04/20/46 (A)	120,107	104,803
Neuberger Berman Loan Advisers CLO 38, Ser 2025-38A, Cl AR2
5.286%, TSFR3M + 0.960%, 10/20/36 (A)(B)	2,000,000	2,000,956
Octagon Investment Partners 35, Ser 2018-1A, Cl A1A
5.647%, TSFR3M + 1.060%, 01/20/31 (A)(B)	200,133	200,173
Octagon Investment Partners 36, Ser 2018-1A, Cl A1
5.549%, TSFR3M + 0.970%, 04/15/31 (A)(B)	160,004	160,095
PFS Financing, Ser 2024-B, Cl A
4.950%, 02/15/29 (A)	2,050,000	2,063,700
Progress Residential Trust, Ser 2024-SFR3, Cl A
3.000%, 06/17/41 (A)	952,958	893,379
Progress Residential Trust, Ser 2025-SFR1, Cl A
3.400%, 02/17/42 (A)(D)	779,037	735,820
Retained Vantage Data Centers Issuer, Ser 2024-1A, Cl A2
4.992%, 09/15/49 (A)	765,000	751,455
SCF Equipment Trust, Ser 2025-1A, Cl A2
4.820%, 07/22/30 (A)	125,000	125,012

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Stack Infrastructure Issuer, Ser 2025-1A, Cl A2
5.000%, 05/25/50 (A)	$1,765,000	$1,738,955
Sunnova Helios XI Issuer, Ser 2023-A, Cl A
5.300%, 05/20/50 (A)	883,398	807,131
Sunnova Helios XII Issuer, Ser 2023-B, Cl A
5.300%, 08/22/50 (A)	864,191	790,804
Sunnova Hestia I Issuer, Ser 2023-GRID1, Cl 1A
5.750%, 12/20/50 (A)	1,424,345	1,426,023
Switch ABS Issuer, Ser 2025-1A, Cl A2
5.036%, 03/25/55 (A)	1,000,000	980,251
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl A2
5.080%, 06/21/50 (A)	1,388,090	1,389,501
T-Mobile US Trust, Ser 2024-2A, Cl A
4.250%, 05/21/29 (A)	1,900,000	1,895,221
VFI ABS, Ser 2023-1A, Cl A
7.270%, 03/26/29 (A)	114,626	115,114
Vivint Solar Financing V, Ser 2018-1A, Cl A
4.730%, 04/30/48 (A)	411,678	388,340
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (A)	157,334	149,900
Vivint Solar Financing VII, Ser 2020-1A, Cl B
3.220%, 07/31/51 (A)	850,949	687,708
		37,707,630
Total Asset-Backed Securities
(Cost $98,014,303)		98,516,167

MORTGAGE-BACKED SECURITIES — 9.8%

Agency Mortgage-Backed Obligations — 4.4%
FHLMC
5.000%, 07/01/35	$83,377	$84,078
FHLMC Multifamily ML Certificates, Ser 2023-ML18, Cl XCA, IO
1.439%, 09/25/37 (B)	16,950,728	1,754,880
FHLMC, Ser 2003-2690, Cl TZ
4.500%, 10/15/33	824,893	823,281
FHLMC, Ser 2017-4750, Cl PA
3.000%, 07/15/46	399,212	387,633
FHLMC, Ser 2022-5243, Cl A
5.000%, 12/25/48	2,031,596	2,039,836
FHLMC, Ser 2023-5290, Cl DE
5.000%, 11/25/44	2,112,127	2,126,701

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

July 31, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FNMA
5.000%, 03/01/34	$64,647	$64,993
3.500%, 11/01/34	270,792	268,530
FNMA, Ser 2009-62, Cl WA
5.579%, 08/25/39 (B)	13,303	13,342
FNMA, Ser 2011-17, Cl ZM
3.500%, 03/25/31	1,040,058	1,018,443
FNMA, Ser 2013-104, Cl TY
3.000%, 10/25/33	2,014,894	1,931,766
FNMA, Ser 2013-43, Cl MB
3.500%, 05/25/33	774,452	752,357
FNMA, Ser 2017-12, Cl KE
3.000%, 03/25/47	378,403	360,308
FNMA, Ser 2017-19, Cl EA
3.000%, 03/25/47	924,021	885,286
FNMA, Ser 2017-87, Cl P
3.000%, 02/25/46	952,951	921,006
FNMA, Ser 2019-18, Cl A
3.500%, 05/25/49	418,206	402,499
FNMA, Ser 2022-29, Cl MG
4.500%, 11/25/42	1,103,921	1,099,780
FNMA, Ser 2022-72, Cl CB
5.250%, 07/25/39	3,133,197	3,156,868
FNMA, Ser 2022-76, Cl HC
5.000%, 12/25/43	1,840,455	1,845,873
FNMA, Ser 2024-58, Cl BA
5.000%, 09/25/53	1,752,397	1,763,266
GNMA, Ser 2011-57, Cl BA
3.000%, 05/20/40	3,109	3,097
GNMA, Ser 2017-99, Cl WA
4.961%, 12/20/32 (B)	96,841	96,568
GNMA, Ser 2022-177, Cl LA
3.500%, 01/20/52	121,957	120,139
GNMA, Ser 2023-146, Cl CT
5.000%, 10/20/34	764,760	763,626
GNMA, Ser 2023-49, Cl A
4.500%, 07/20/48	1,479,052	1,471,127
		24,155,283
Non-Agency Mortgage-Backed Obligations — 5.4%
Angel Oak Mortgage Trust, Ser 2024-5, Cl A1
4.950%, 07/25/68 (A)(D)	847,828	836,794
Angel Oak Mortgage Trust, Ser 2024-8, Cl A1
5.338%, 05/27/69 (A)(D)	355,430	353,350
Angel Oak Mortgage Trust, Ser 2024-9, Cl A1
5.138%, 09/25/69 (A)(D)	1,330,375	1,318,978
BANK, Ser 2018-BN10, Cl ASB
3.641%, 02/15/61	201,263	198,982
BANK, Ser 2024-BNK48, Cl A1
4.333%, 10/15/57	358,779	356,565

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
BBCMS Mortgage Trust, Ser 2024-C28, Cl A1
4.910%, 09/15/57	$691,101	$693,129
BBCMS Mortgage Trust, Ser 2024-C30, Cl A1
4.902%, 11/15/57	1,057,330	1,064,101
BBCMS Mortgage Trust, Ser 2025-C32, Cl A1
4.968%, 02/15/62	810,519	817,008
BRAVO Residential Funding Trust, Ser 2024-NQM5, Cl A1
5.803%, 06/25/64 (A)(D)	1,511,551	1,513,394
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl A
5.332%, TSFR1M + 0.990%, 01/17/39 (A)(B)	492,000	491,692
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
5.832%, TSFR1M + 1.490%, 01/17/39 (A)(B)	2,500,000	2,498,438
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl B
6.182%, TSFR1M + 1.840%, 01/17/39 (A)(B)	1,750,000	1,748,906
BX Trust, Ser 2022-CLS, Cl B
6.300%, 10/13/27 (A)	2,200,000	2,208,180
CHI Commercial Mortgage Trust, Ser SFT, Cl A
5.482%, 04/15/42 (A)(B)	250,000	253,242
CHI Commercial Mortgage Trust, Ser SFT, Cl XA, IO
0.300%, 04/15/42 (A)(B)	975,000	9,791
COLT, Ser 2025-1, Cl A1
5.699%, 01/25/70 (A)(D)	652,129	652,601
Durst Commercial Mortgage Trust, Ser 2025-151, Cl A
5.317%, 08/10/42 (A)(B)	425,000	425,000
Extended Stay America Trust, Ser 2021-ESH, Cl B
5.837%, TSFR1M + 1.494%, 07/15/38 (A)(B)	943,501	944,089
FREMF Mortgage Trust, Ser 2019-K89, Cl B
4.290%, 01/25/51 (A)(B)	1,400,000	1,373,076
FREMF Mortgage Trust, Ser 2019-K94, Cl B
3.963%, 07/25/52 (A)(B)	1,262,000	1,201,589
GCAT Trust, Ser 2024-NQM2, Cl A1
6.085%, 06/25/59 (A)(D)	847,869	852,419
GS Mortgage Securities Trust, Ser 2021-DM, Cl AS
5.842%, TSFR1M + 1.499%, 11/15/36 (A)(B)	2,500,000	2,478,125

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

July 31, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
GSR Mortgage Loan Trust, Ser 2004-9, Cl 3A1
4.916%, 08/25/34 (B)	$7,627	$7,228
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (A)	1,000,000	975,484
Manhattan West Mortgage Trust, Ser 2020-1MW, Cl C
2.335%, 09/10/39 (A)(B)	214,000	200,047
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl A
5.257%, TSFR1M + 0.915%, 04/15/38 (A)(B)	573,778	573,778
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-3, Cl A1
6.000%, 07/25/54 (A)(B)	235,708	236,948
Morgan Stanley Residential Mortgage Loan Trust, Ser 2025-NQM1, Cl A1
5.738%, 11/25/69 (A)(B)	926,695	928,645
OBX Trust, Ser 2023-NQM2, Cl A1
6.319%, 01/25/62 (A)(D)	629,029	628,868
OBX Trust, Ser 2024-NQM13, Cl A1
5.116%, 06/25/64 (A)	254,002	252,594
OBX Trust, Ser 2024-NQM15, Cl A1
5.316%, 10/25/64 (A)(D)	472,160	469,755
OBX Trust, Ser 2024-NQM7, Cl A1
6.243%, 03/25/64 (A)(D)	570,323	574,469
Sequoia Mortgage Trust, Ser 2013-2, Cl A
1.874%, 02/25/43 (B)	68,153	58,264
STWD Mortgage Trust, Ser 2021-LIH, Cl D
6.761%, TSFR1M + 2.419%, 11/15/36 (A)(B)	450,000	449,158
Verus Securitization Trust, Ser 2024-4, Cl A1
6.218%, 06/25/69 (A)(D)	772,759	778,767
Wells Fargo Commercial Mortgage Trust, Ser 2024-C63, Cl A1
4.894%, 08/15/57	788,965	792,606
		29,216,060
Total Mortgage-Backed Securities
(Cost $52,140,411)		53,371,343

MUNICIPAL BONDS — 3.9%

	Face Amount	Value
California — 1.0%
California Community Choice Financing Authority, RB
6.125%, 04/01/30	$1,420,000	$1,461,808
5.950%, 08/01/29	825,000	838,787
Mount Diablo Unified School District, Ser B-NE, GO
5.548%, 08/01/27	400,000	403,807
San Diego Unified School District, GO
3.915%, 07/01/28	600,000	596,761
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB
4.655%, 10/01/27	1,400,000	1,413,521
		4,714,684
Colorado — 0.1%
Broomfield Urban Renewal Authority, TA
4.700%, 12/01/28	800,000	809,120

Hawaii — 0.1%
State of Hawaii Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	737,744	720,506

Illinois — 0.2%
Chicago Housing Authority, Ser B, RB
3.822%, 01/01/26	250,000	249,324
Village of Deerfield Illinois, Ser B, GO
4.000%, 12/01/28	1,250,000	1,238,663
		1,487,987
Indiana — 0.0%
City of Fort Wayne Indiana, RB
10.750%, 12/01/29	117,179	12

Iowa — 0.0%
Iowa Finance Authority, RB
7.000%, 11/01/27 (A)	250,000	251,917

Louisiana — 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
3.615%, 02/01/29	522,107	519,446

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

July 31, 2025 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
Maryland — 0.1%
Montgomery County Housing Opportunities Commission, RB
4.412%, 12/01/27	$350,000	$351,703

Montana — 0.1%
County of Gallatin Montana, RB
11.500%, 09/01/27 (A)	750,000	769,081
		769,081
New Hampshire — 0.7%
New Hampshire Business Finance Authority, RB
4.650%, 02/01/29 (A)(B)	2,500,000	2,500,000
4.520%, 07/01/33 (A)(B)	850,000	850,000
		3,350,000
New Jersey — 0.6%
Jersey City Municipal Utilities Authority, Ser B, RB
4.800%, 05/01/26	450,000	449,592
New Jersey Economic Development Authority, RB
4.984%, 03/01/27	1,000,000	1,006,267
4.927%, 03/01/26	1,000,000	1,001,312
New Jersey Transportation Trust Fund Authority, Ser BB, RB
4.608%, 06/15/26	510,000	511,353
		2,968,524
New York — 0.2%
New York State Energy Research & Development Authority, Ser A, RB
6.222%, 04/01/40	600,000	601,801
5.822%, 04/01/27	665,000	664,075
5.739%, 04/01/26	250,000	249,827
		1,515,703
Oklahoma — 0.1%
Oklahoma Development Finance Authority, Ser C, RB
5.450%, 08/15/28	600,000	606,408

Oregon — 0.3%
Warm Springs Reservation Confederated Tribe, Ser S, RB
2.370%, 11/01/27 (A)	1,000,000	945,322
2.165%, 11/01/26 (A)	500,000	483,072
		1,428,394
Pennsylvania — 0.1%
Redevelopment Authority of the City of Philadelphia, Ser A, RB
4.653%, 09/01/25	275,000	275,020

MUNICIPAL BONDS — continued

	Face Amount	Value
South Dakota — 0.0%
South Dakota Housing Development Authority, Ser E, RB
5.460%, 05/01/53	$210,000	$212,231

West Virginia — 0.2%
Tobacco Settlement Finance Authority, RB
2.351%, 06/01/28	1,000,000	939,537

Total Municipal Bonds
(Cost $20,892,920)		20,920,273

REPURCHASE AGREEMENTS — 2.0%

Barclays Capital
4.360%, dated 07/31/25, to be repurchased on 08/01/25, repurchase price $5,500,666 (collateralized by a U.S. Treasury Obligation, par value $5,775,900, 2.875%, 04/30/2029; with total market value $5,610,059)	$5,500,000	$5,500,000
Socgen Triparty Treasury
4.360%, dated 07/31/25, to be repurchased on 08/01/25, repurchase price $5,400,654 (collateralized by a U.S. Treasury Obligation, par value $5,498,700, 4.750%, 02/15/2045; with total market value $5,508,003)	5,400,000	5,400,000

Total Repurchase Agreements
(Cost $10,900,000)		10,900,000

SOVEREIGN DEBT — 0.4%

JAPAN — 0.1%
Japan Bank for International Cooperation
1.625%, 01/20/27	$500,000	$481,760
Japan International Cooperation Agency
4.250%, 05/22/30	230,000	230,510
		712,270

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

July 31, 2025 (Unaudited)

SOVEREIGN DEBT — continued

	Face Amount	Value
NETHERLANDS — 0.1%
Nederlandse Waterschapsbank
4.500%, 01/16/30(A)	$250,000	$254,558

SWEDEN — 0.2%
Kommuninvest I Sverige
4.625%, 09/29/28(A)	1,000,000	1,019,284

Total Sovereign Debt
(Cost $1,954,944)		1,986,112

BANK LOAN OBLIGATIONS — 0.3%

ECOLOGICAL SERVICES & EQUIPMENT — 0.3%
LTR Intermediate Holdings Term Loan
9.460%, 05/05/28	$248,062	$243,153
Terraform Power Operating Specified Refinancing Term Loan
6.296%, TSFR1M + 2.500%, 05/21/29(B)	1,625,000	1,622,286
		1,865,439
Total Bank Loan Obligations
(Cost $1,871,579)		1,865,439

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%

	Face Amount	Value
Export-Import Bank of the United States
2.628%, 11/12/26	$825,838	$812,477
United States International Development Finance
1.790%, 10/15/29	273,654	259,912

Total U.S. Government Agency Obligations
(Cost $1,094,967)		1,072,389
Total Investments in Securities— 99.3%
(Cost $536,333,487)		$539,626,422

Percentages are based on Net Assets of $543,580,027.

A list of the open futures contracts held by the Fund at July 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. 2-Year Treasury Note	282	Sep-2025	$58,459,665	$58,369,594	$(90,071)
Short Contracts
U.S. 5-Year Treasury Note	(107)	Sep-2025	(11,521,115)	(11,574,391)	(53,276)
			$46,938,550	$46,795,203	$(143,347)

‡	Real Estate Investment Trust.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at July 31, 2025 was $160,352,812 and represented 29.5% of Net Assets.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Zero coupon security.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

July 31, 2025 (Unaudited)

(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

ABS — Asset-Backed Security
Cl — Class
CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
IO — Interest Only — face amount represents notional amount
MTN — Medium Term Note
RB — Revenue Bond
Ser — Series
SOFRINDX — Secured Overnight Financing Rate Index
SOFRRATE — Secured Overnight Financing Rate
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month

CRI-QH-001-0800

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS — 29.6%
	Face Amount	Value
U.S. Treasury Bonds
5.000%, 05/15/45	$7,826,000	$7,943,390
4.750%, 11/15/43	5,420,000	5,351,403
4.750%, 02/15/45	5,460,000	5,368,716
4.750%, 11/15/53	1,785,000	1,742,536
4.750%, 05/15/55	32,750,000	32,037,094
4.625%, 05/15/44	19,110,000	18,538,193
4.625%, 11/15/44	6,230,000	6,028,498
4.625%, 05/15/54	2,420,000	2,317,528
4.625%, 02/15/55	20,305,000	19,457,752
4.500%, 02/15/44	13,848,000	13,231,785
4.500%, 11/15/54	2,960,000	2,778,238
4.375%, 08/15/43	2,740,000	2,582,771
4.250%, 02/15/54	185,000	166,312
4.250%, 08/15/54	965,000	868,462
4.125%, 08/15/44	11,220,000	10,161,520
4.125%, 08/15/53	14,432,000	12,707,931
3.875%, 05/15/43	3,615,000	3,192,638
3.625%, 05/15/53	165,000	132,625
3.375%, 08/15/42	6,970,000	5,789,456
3.000%, 02/15/49	615,000	447,412
3.000%, 08/15/52	4,522,000	3,217,686
2.875%, 05/15/43	5,705,000	4,352,960
2.500%, 02/15/45	14,955,000	10,402,488
2.500%, 02/15/46	1,775,000	1,216,291
2.500%, 05/15/46	210,000	143,366
2.375%, 02/15/42	870,000	626,536
2.250%, 08/15/46	1,805,000	1,168,667
2.250%, 02/15/52	5,235,000	3,149,998
2.000%, 11/15/41	1,305,000	889,796
2.000%, 02/15/50	4,745,000	2,750,061
2.000%, 08/15/51	6,755,000	3,837,157
1.875%, 02/15/41	935,000	638,868
1.875%, 02/15/51	325,000	179,943
1.875%, 11/15/51	3,200,000	1,753,000
1.750%, 08/15/41	9,530,000	6,275,282
1.625%, 11/15/50	12,805,000	6,649,171
1.375%, 08/15/50	12,530,000	6,090,755
1.250%, 05/15/50	17,155,000	8,131,872
1.125%, 08/15/40	3,465,000	2,119,064
U.S. Treasury Inflation Indexed Bonds
2.375%, 02/15/55	7,490,000	7,237,262
U.S. Treasury Notes
4.625%, 04/30/29	16,000,000	16,392,500
4.625%, 02/15/35	540,000	551,728
4.491%, USBMMY3M + 0.205%, 10/31/26(A)	17,680,000	17,699,305
4.436%, USBMMY3M + 0.150%, 04/30/26(A)	22,870,000	22,887,648
4.384%, USBMMY3M + 0.098%, 01/31/27(A)	31,400,000	31,393,873
U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
4.375%, 11/30/28	$3,995,000	$4,053,364
4.375%, 11/30/30	2,650,000	2,698,342
4.375%, 01/31/32	21,080,000	21,397,847
4.369%, USBMMY3M + 0.160%, 04/30/27(A)	76,720,000	76,765,350
4.250%, 06/30/31	17,325,000	17,498,927
4.250%, 11/15/34	9,520,000	9,460,500
4.250%, 05/15/35	34,930,000	34,624,363
4.125%, 10/31/29	6,770,000	6,820,246
4.125%, 11/30/29	2,600,000	2,619,703
4.125%, 07/31/31	5,825,000	5,845,251
4.125%, 11/30/31	8,020,000	8,034,098
4.000%, 10/31/29	4,922,000	4,935,651
4.000%, 02/28/30	3,570,000	3,579,622
4.000%, 03/31/30	2,855,000	2,861,580
4.000%, 05/31/30	2,095,000	2,100,074
4.000%, 04/30/32	2,080,000	2,064,806
3.875%, 03/31/27	1,650,000	1,646,713
3.875%, 05/31/27	4,000,000	3,993,125
3.875%, 07/15/28	47,685,000	47,670,098
3.875%, 04/30/30	3,345,000	3,334,808
3.875%, 06/30/30	12,365,000	12,317,665
3.875%, 07/31/30	1,355,000	1,350,130
3.875%, 08/15/34	48,090,000	46,523,318
3.750%, 06/30/27	4,465,000	4,447,559
3.750%, 05/31/30	3,410,000	3,379,097
3.625%, 09/30/31	13,155,000	12,835,375
3.500%, 09/30/29	4,595,000	4,519,972
2.750%, 05/31/29	2,100,000	2,013,867
1.625%, 05/15/31	8,150,000	7,143,029
1.500%, 11/30/28	965,000	893,417
1.375%, 11/15/31	13,895,000	11,815,635
1.250%, 06/30/28	19,530,000	18,125,518
1.250%, 08/15/31	2,695,000	2,291,697
1.125%, 02/15/31	2,385,000	2,050,914
0.625%, 05/15/30	1,775,000	1,519,636

Total U.S. Treasury Obligations
(Cost $725,014,852)		703,830,834

CORPORATE OBLIGATIONS — 28.3%

COMMUNICATION SERVICES — 1.6%
Alphabet
1.100%, 08/15/30	$5,000,000	$4,310,227
AT&T
4.350%, 06/15/45	3,065,000	2,535,502
3.800%, 12/01/57	750,000	521,431
3.550%, 09/15/55	1,238,000	831,078
2.550%, 12/01/33	150,000	125,064
CCO Holdings
4.500%, 05/01/32	975,000	884,682

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
COMMUNICATION SERVICES — continued
Charter Communications Operating
6.100%, 06/01/29	$1,630,000	$1,700,347
5.125%, 07/01/49	1,955,000	1,579,876
4.200%, 03/15/28	630,000	622,931
Comcast
4.650%, 02/15/33	2,500,000	2,473,492
Cox Communications
5.950%, 09/01/54(B)	1,390,000	1,269,609
3.350%, 09/15/26(B)	575,000	566,225
1.800%, 10/01/30(B)	650,000	555,878
Meta Platforms
4.450%, 08/15/52	2,665,000	2,240,833
Prosus MTN
4.850%, 07/06/27(B)	500,000	501,250
3.680%, 01/21/30(B)	200,000	188,979
3.061%, 07/13/31(B)	1,940,000	1,727,067
Rogers Communications
3.800%, 03/15/32	1,705,000	1,588,948
Telecom Italia Capital
7.200%, 07/18/36	175,000	183,448
Time Warner Cable
6.750%, 06/15/39	800,000	820,099
Verizon Communications
4.400%, 11/01/34	3,130,000	2,979,159
3.875%, 03/01/52	3,500,000	2,601,164
3.550%, 03/22/51	895,000	637,059
2.850%, 09/03/41	2,500,000	1,769,120
2.650%, 11/20/40	2,390,000	1,675,730
2.550%, 03/21/31	525,000	470,157
1.500%, 09/18/30	2,500,000	2,150,965
		37,510,320
CONSUMER DISCRETIONARY — 0.9%
Advance Auto Parts
7.000%, 08/01/30(B)	525,000	527,714
Alimentation Couche-Tard
3.625%, 05/13/51(B)	5,000,000	3,387,026
Carnival
5.750%, 03/15/30(B)	1,955,000	1,975,907
Ford Motor Credit
7.350%, 11/04/27	525,000	544,021
5.303%, 09/06/29	1,130,000	1,109,379
4.134%, 08/04/25	400,000	399,962
3.375%, 11/13/25	450,000	447,760
General Motors
6.250%, 04/15/35	1,070,000	1,106,240
5.625%, 04/15/30	1,110,000	1,138,197
General Motors Financial
5.450%, 07/15/30	365,000	371,159
5.050%, 04/04/28	565,000	570,410
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
Genuine Parts
4.950%, 08/15/29	$830,000	$840,222
2.750%, 02/01/32	760,000	663,754
Hilton Domestic Operating
5.750%, 09/15/33(B)	1,050,000	1,051,260
Lennar
5.200%, 07/30/30	775,000	789,662
Nissan Motor Acceptance MTN
5.550%, 09/13/29(B)	665,000	648,421
Nordstrom
6.950%, 03/15/28	865,000	887,987
PVH
5.500%, 06/13/30	1,280,000	1,289,154
Ralph Lauren
5.000%, 06/15/32	785,000	795,150
Starbucks
4.450%, 08/15/49	2,500,000	2,054,147
Stellantis Finance US
6.450%, 03/18/35(B)	655,000	655,756
Toll Brothers Finance
5.600%, 06/15/35	645,000	648,082
Whirlpool
6.125%, 06/15/30	205,000	204,528
ZF North America Capital
7.125%, 04/14/30(B)	320,000	310,136
		22,416,034
CONSUMER STAPLES — 0.7%
Anheuser-Busch InBev Worldwide
5.450%, 01/23/39	2,020,000	2,045,501
Coca-Cola
1.450%, 06/01/27	25,000	23,832
General Mills
4.875%, 01/30/30	530,000	536,509
Mather Foundation
2.675%, 10/01/31	2,500,000	2,169,747
PepsiCo
5.000%, 07/23/35	1,380,000	1,382,807
3.900%, 07/18/32	3,000,000	2,888,392
2.875%, 10/15/49	4,340,000	2,832,490
RELX Capital
3.000%, 05/22/30	50,000	46,968
Sysco
2.400%, 02/15/30	2,500,000	2,278,675
Target
5.000%, 04/15/35	1,220,000	1,217,987
		15,422,908
ENERGY — 1.8%
APA
6.750%, 02/15/55(B)	860,000	808,960

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
BP Capital Markets America
3.060%, 06/17/41	$2,250,000	$1,658,610
California Resources
8.250%, 06/15/29(B)	845,000	867,910
Cameron LNG
3.701%, 01/15/39(B)	1,995,000	1,673,047
Chevron USA
4.687%, 04/15/30	870,000	882,913
Civitas Resources
9.625%, 06/15/33(B)	765,000	789,328
Devon Energy
7.875%, 09/30/31	260,000	297,734
Energy Transfer
6.500%, 02/01/42	835,000	870,661
6.100%, 12/01/28	1,855,000	1,940,680
Enterprise Products Operating
4.600%, 01/15/31	905,000	904,038
EOG Resources
5.000%, 07/15/32	800,000	806,007
Helmerich & Payne
5.500%, 12/01/34(B)	840,000	774,924
Hess Midstream Operations
5.875%, 03/01/28(B)	1,690,000	1,718,416
Kinder Morgan Energy Partners
6.500%, 09/01/39	50,000	52,933
5.500%, 03/01/44	370,000	346,927
Kinetik Holdings
6.625%, 12/15/28(B)	610,000	623,754
Marathon Petroleum
5.150%, 03/01/30	875,000	891,047
MidAmerican Energy
5.850%, 09/15/54	975,000	995,756
5.300%, 02/01/55	1,050,000	993,422
4.250%, 07/15/49	1,240,000	1,004,134
3.950%, 08/01/47	2,500,000	1,969,354
2.700%, 08/01/52	2,588,000	1,591,699
MPLX
5.500%, 02/15/49	2,000,000	1,808,028
NFE Financing
12.000%, 11/15/29(B)	3,549,600	1,257,517
Occidental Petroleum
6.625%, 09/01/30	1,300,000	1,372,256
5.200%, 08/01/29	910,000	912,214
Patterson-UTI Energy
7.150%, 10/01/33	1,525,000	1,577,779
Saudi Arabian Oil
6.375%, 06/02/55(B)	1,175,000	1,191,773
Sweihan PV Power PJSC
3.625%, 01/31/49(B)	2,305,600	1,894,684
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Targa Resources
6.125%, 05/15/55	$1,165,000	$1,138,496
Topaz Solar Farms
5.750%, 09/30/39(B)	4,731,496	4,648,458
TransCanada PipeLines
4.625%, 03/01/34	1,345,000	1,284,981
Viper Energy Partners
5.700%, 08/01/35	165,000	164,109
		39,712,549
FINANCIALS — 16.9%
African Development Bank
5.750%, H15T5Y + 1.575%(A)(C)	3,750,000	3,709,262
4.125%, 02/25/27	2,500,000	2,500,784
3.500%, 09/18/29	1,000,000	980,735
Ally Financial
5.737%, SOFRINDX + 1.960%, 05/15/29(A)	495,000	504,043
5.548%, SOFRRATE + 1.780%, 07/31/33(A)	1,870,000	1,872,310
American Express
4.918%, SOFRRATE + 1.220%, 07/20/33(A)	805,000	807,761
3.550%, H15T5Y + 2.854%(A)(C)	675,000	659,733
American National Global Funding
5.550%, 01/28/30(B)	870,000	884,655
5.250%, 06/03/30(B)	575,000	577,849
American National Group
6.000%, 07/15/35	915,000	920,617
Anglo American Capital
5.750%, 04/05/34(B)	1,765,000	1,823,720
3.875%, 03/16/29(B)	420,000	409,789
2.625%, 09/10/30(B)	500,000	451,124
Antares Holdings
6.350%, 10/23/29(B)	720,000	725,585
Apollo Debt Solutions BDC
6.550%, 03/15/32(B)	345,000	353,852
5.875%, 08/30/30(B)	470,000	470,541
Arab Energy Fund
5.428%, 05/02/29	2,750,000	2,832,995
Arab Petroleum Investments
5.428%, 05/02/29(B)	1,500,000	1,545,270
Ares Capital
7.000%, 01/15/27	487,000	501,318
5.800%, 03/08/32	580,000	578,640
2.875%, 06/15/28	1,320,000	1,247,354
Ares Strategic Income Fund
5.700%, 03/15/28(B)	570,000	572,916

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Arthur J Gallagher
6.500%, 02/15/34	$1,510,000	$1,647,433
Asian Infrastructure Investment Bank
4.962%, SOFRINDX + 0.620%, 08/16/27(A)	1,000,000	1,006,976
4.875%, 09/14/26	1,000,000	1,007,506
4.500%, 01/16/30	1,200,000	1,224,899
Athene Global Funding
5.380%, 01/07/30(B)	810,000	825,327
4.830%, 05/09/28(B)	1,190,000	1,194,692
Atlas Warehouse Lending
6.250%, 01/15/30(B)	445,000	448,795
Aviation Capital Group
5.125%, 04/10/30(B)	620,000	624,208
Avolon Holdings Funding
4.950%, 01/15/28(B)	990,000	994,274
Bacardi-Martini BV
5.550%, 02/01/30(B)	1,620,000	1,663,617
Bain Capital Specialty Finance
5.950%, 03/15/30	350,000	348,052
Bank of America
5.518%, SOFRRATE + 1.738%, 10/25/35(A)	2,055,000	2,056,974
4.450%, 03/03/26	1,275,000	1,273,684
2.676%, U.S. SOFR + 1.930%, 06/19/41(A)	2,700,000	1,925,192
2.572%, SOFRRATE + 1.210%, 10/20/32(A)	650,000	572,905
Bank of Ireland Group
6.253%, H15T1Y + 2.650%, 09/16/26(A)(B)	2,500,000	2,504,405
Bank of Montreal
5.004%, SOFRINDX + 0.670%, 01/27/29(A)	575,000	582,645
Bank of New York Mellon
4.942%, SOFRRATE + 0.887%, 02/11/31(A)	1,440,000	1,466,136
4.729%, SOFRRATE + 1.135%, 04/20/29(A)	585,000	591,132
Barclays
5.690%, SOFRRATE + 1.740%, 03/12/30(A)	1,240,000	1,279,839
5.674%, SOFRRATE + 1.490%, 03/12/28(A)	3,130,000	3,181,732
5.367%, SOFRRATE + 1.230%, 02/25/31(A)	725,000	740,553
2.894%, H15T1Y + 1.300%, 11/24/32(A)	1,000,000	885,543
Belrose Funding Trust II
6.792%, 05/15/55(B)	860,000	880,702
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
BGC Group
6.150%, 04/02/30(B)	$305,000	$308,481
Blackstone Private Credit Fund
2.625%, 12/15/26	2,845,000	2,750,087
Blackstone Secured Lending Fund
5.350%, 04/13/28	245,000	246,932
Blue Owl Capital
2.875%, 06/11/28	2,700,000	2,518,317
Blue Owl Credit Income
7.750%, 01/15/29	2,670,000	2,838,041
6.600%, 09/15/29	555,000	570,731
Blue Owl Technology Finance II
6.750%, 04/04/29	585,000	598,989
BNP Paribas
5.283%, SOFRRATE + 1.280%, 11/19/30(A)(B)	675,000	687,706
5.176%, SOFRRATE + 1.520%, 01/09/30(A)(B)	1,465,000	1,492,227
5.085%, SOFRRATE + 1.678%, 05/09/31(A)(B)	510,000	514,892
4.375%, 05/12/26(B)	250,000	249,123
1.675%, SOFRRATE + 0.912%, 06/30/27(A)(B)	2,450,000	2,384,277
Bush Foundation
2.754%, 10/01/50	1,000,000	613,359
CaixaBank
4.885%, SOFRRATE + 1.360%, 07/03/31(A)(B)	845,000	846,695
Canadian Imperial Bank of Commerce
4.857%, SOFRRATE + 1.030%, 03/30/29(A)	1,475,000	1,486,483
Cantor Fitzgerald
7.200%, 12/12/28(B)	750,000	796,495
Capital Impact Partners
5.999%, 08/01/35	2,500,000	2,508,668
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/31(A)	775,000	872,594
6.377%, SOFRRATE + 2.860%, 06/08/34(A)	1,490,000	1,590,430
6.312%, SOFRRATE + 2.640%, 06/08/29(A)	350,000	365,580
5.268%, SOFRRATE + 2.370%, 05/10/33(A)	1,320,000	1,330,119
4.927%, SOFRRATE + 2.057%, 05/10/28(A)	675,000	678,689
4.200%, 10/29/25	1,050,000	1,048,060
CDP Financial MTN
1.000%, 05/26/26(B)	2,500,000	2,433,622

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Central American Bank for Economic Integration
5.000%, 02/09/26(B)	$500,000	$500,724
CGI
4.950%, 03/14/30(B)	1,275,000	1,290,168
Charles Schwab
4.000%, H15T5Y + 3.168%(A)(C)	4,910,000	4,840,067
Citadel Securities Global Holdings
5.500%, 06/18/30(B)	270,000	272,300
Citibank
4.914%, 05/29/30	570,000	578,853
4.876%, SOFRRATE + 0.712%, 11/19/27(A)	4,620,000	4,638,389
Citigroup
8.125%, 07/15/39	785,000	981,664
4.643%, SOFRRATE + 1.143%, 05/07/28(A)	2,085,000	2,086,177
4.600%, 03/09/26	40,000	39,983
4.450%, 09/29/27	1,920,000	1,914,608
4.000%, H15T5Y + 3.597%(A)(C)	5,725,000	5,686,779
2.666%, U.S. SOFR + 1.146%, 01/29/31(A)	2,205,000	2,019,753
Citizens Bank
4.575%, SOFRRATE + 2.000%, 08/09/28(A)	940,000	938,984
Citizens Financial Group
5.841%, SOFRRATE + 2.010%, 01/23/30(A)	1,190,000	1,228,798
5.253%, SOFRRATE + 1.259%, 03/05/31(A)	600,000	607,691
Clearinghouse Community Development Financial Institution
7.000%, 10/15/30(B)	1,000,000	1,010,324
CNH Industrial Capital
4.750%, 03/21/28	505,000	507,298
CNO Global Funding
4.875%, 12/10/27(B)	860,000	864,965
Commonwealth Bank of Australia NY
4.423%, 03/14/28	585,000	588,245
Community Preservation
2.867%, 02/01/30	2,400,000	2,198,449
Conservation Fund A Nonprofit
3.474%, 12/15/29	2,116,000	1,986,282
ContourGlobal Power Holdings
6.750%, 02/28/30(B)	500,000	512,500
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Cooperatieve Rabobank UA
4.990%, H15T1Y + 0.920%, 05/27/31(A)(B)	$1,475,000	$1,490,011
1.004%, H15T1Y + 0.730%, 09/24/26(A)(B)	1,444,000	1,435,763
Corebridge Financial
6.875%, H15T5Y + 3.846%, 12/15/52(A)	765,000	785,709
6.375%, H15T5Y + 2.646%, 09/15/54(A)	2,045,000	2,041,726
Corebridge Global Funding
4.850%, 06/06/30(B)	1,475,000	1,481,760
Credit Agricole
5.230%, SOFRRATE + 1.130%, 01/09/29(A)(B)	1,310,000	1,326,973
Crescent Energy Finance
8.375%, 01/15/34(B)	760,000	752,726
7.625%, 04/01/32(B)	400,000	391,382
Daimler Truck Finance North America
5.625%, 01/13/35(B)	1,545,000	1,573,269
Danske Bank
5.019%, H15T1Y + 0.930%, 03/04/31(A)(B)	995,000	1,004,396
Deutsche Bank NY
5.297%, SOFRRATE + 1.720%, 05/09/31(A)	1,270,000	1,291,281
4.950%, SOFRRATE + 1.300%, 08/04/31(A)	665,000	665,998
DNB Bank
4.853%, SOFRRATE + 1.050%, 11/05/30(A)(B)	430,000	434,974
Element Fleet Management
5.037%, 03/25/30(B)	715,000	721,041
Enbridge
4.900%, 06/20/30	460,000	463,910
Enel Finance International
5.000%, 06/15/32(B)	1,100,000	1,102,688
Equitable America Global Funding
4.950%, 06/09/30(B)	1,120,000	1,128,658
European Investment Bank
3.750%, 02/14/33	2,500,000	2,426,378
2.125%, 04/13/26	1,000,000	985,063
0.875%, 05/17/30	3,500,000	3,029,758
0.625%, 10/21/27	5,000,000	4,648,036
Fifth Third Bank
4.967%, SOFRRATE + 0.810%, 01/28/28(A)	430,000	432,530
Ford Foundation
2.815%, 06/01/70	5,065,000	2,781,770

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Fortitude Group Holdings
6.250%, 04/01/30(B)	$340,000	$348,732
Foundry JV Holdco
6.200%, 01/25/37(B)	2,375,000	2,440,899
FS KKR Capital
6.125%, 01/15/30	565,000	566,635
GA Global Funding Trust
5.500%, 04/01/32(B)	915,000	927,475
4.400%, 09/23/27(B)	825,000	821,825
Glencore Funding
6.375%, 10/06/30(B)	390,000	416,847
5.893%, 04/04/54(B)	1,930,000	1,894,954
5.186%, 04/01/30(B)	505,000	513,125
Goldman Sachs Group
5.218%, SOFRRATE + 1.580%, 04/23/31(A)	565,000	577,645
5.049%, SOFRRATE + 1.210%, 07/23/30(A)	1,610,000	1,635,543
4.387%, SOFRRATE + 1.510%, 06/15/27(A)	2,500,000	2,493,560
4.017%, TSFR3M + 1.635%, 10/31/38(A)	2,310,000	2,018,823
Golub Capital BDC
6.000%, 07/15/29	810,000	822,451
2.500%, 08/24/26	3,530,000	3,437,882
Golub Capital Private Credit Fund
5.450%, 08/15/28(B)	195,000	194,209
HA Sustainable Infrastructure Capital
6.750%, 07/15/35	2,400,000	2,418,745
6.375%, 07/01/34	2,500,000	2,477,125
Hanwha Futureproof
4.750%, 04/30/28(B)	1,000,000	1,007,079
HAT Holdings I
3.750%, 09/15/30(B)	1,000,000	908,121
Hercules Capital
6.000%, 06/16/30	385,000	384,956
Honda Motor
4.688%, 07/08/30	2,035,000	2,036,584
HPS Corporate Lending Fund
5.450%, 01/14/28	1,425,000	1,427,760
HSBC Holdings
5.240%, SOFRRATE + 1.570%, 05/13/31(A)	1,045,000	1,063,621
5.130%, SOFRRATE + 1.040%, 11/19/28(A)	505,000	510,211
HSBC USA
4.650%, 06/03/28	535,000	537,509
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Huntington Bancshares
5.272%, SOFRRATE + 1.276%, 01/15/31(A)	$285,000	$291,015
Hyundai Capital America
6.100%, 09/21/28(B)	1,005,000	1,043,843
5.400%, 06/23/32(B)	485,000	492,371
5.150%, 03/27/30(B)	985,000	995,728
ING Groep
4.858%, SOFRRATE + 1.010%, 03/25/29(A)	300,000	302,550
Inter-American Development Bank MTN
4.633%, SOFRINDX + 0.280%, 04/12/27(A)	1,500,000	1,500,553
3.500%, 04/12/33	2,500,000	2,374,208
1.125%, 01/13/31	2,500,000	2,143,251
Inter-American Investment
4.125%, 02/15/28	2,500,000	2,504,817
International Bank for Reconstruction & Development
1.745%, 07/31/33(D)	2,500,000	2,502,446
0.750%, 08/26/30	2,500,000	2,128,664
0.000%, 03/31/27(E)	2,500,000	2,374,905
0.000%, 03/31/28(E)	1,000,000	979,710
International Development Association
4.500%, 02/12/35(B)	1,425,000	1,430,158
4.375%, 11/27/29(B)	2,125,000	2,152,493
0.875%, 04/28/26(B)	1,000,000	975,022
0.375%, 09/23/25	2,500,000	2,485,152
International Finance Facility for Immunisation MTN
4.750%, 11/03/25	2,250,000	2,249,430
1.000%, 04/21/26	2,500,000	2,440,884
Jackson National Life Global Funding
4.700%, 06/05/28(B)	1,175,000	1,176,909
JBS USA Holding Lux Sarl
6.250%, 03/01/56(B)	2,040,000	2,022,680
JPMorgan Chase
7.625%, 10/15/26	75,000	77,813
5.576%, SOFRRATE + 1.635%, 07/23/36(A)	1,060,000	1,073,337
5.294%, SOFRRATE + 1.460%, 07/22/35(A)	1,205,000	1,220,899
4.946%, SOFRRATE + 1.340%, 10/22/35(A)	1,235,000	1,221,509
4.032%, TSFR3M + 1.722%, 07/24/48(A)	830,000	668,469
3.328%, U.S. SOFR + 1.580%, 04/22/52(A)	2,075,000	1,441,728

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
2.956%, TSFR3M + 2.515%, 05/13/31(A)	$4,200,000	$3,890,411
2.522%, U.S. SOFR + 2.040%, 04/22/31(A)	725,000	662,430
KBC Group
4.932%, H15T1Y + 1.070%, 10/16/30(A)(B)	430,000	433,029
KeyCorp MTN
2.250%, 04/06/27	4,865,000	4,682,130
Kreditanstalt fuer Wiederaufbau
4.375%, 02/28/34	2,500,000	2,509,660
1.750%, 09/14/29	2,500,000	2,293,177
Ladder Capital Finance Holdings LLLP
5.500%, 08/01/30‡	455,000	455,710
Liberty Utilities Finance GP 1
2.050%, 09/15/30(B)	2,500,000	2,186,117
Lincoln Financial Global Funding
4.625%, 05/28/28(B)	825,000	826,464
Lloyds Banking Group
4.818%, H15T1Y + 0.830%, 06/13/29(A)	945,000	950,329
4.650%, 03/24/26	1,000,000	999,404
Low Income Investment Fund
3.711%, 07/01/29	2,500,000	2,359,998
LPL Holdings
5.150%, 06/15/30	840,000	849,591
LYB International Finance III
3.375%, 10/01/40	1,255,000	910,121
2.250%, 10/01/30	100,000	88,111
M&T Bank
5.385%, SOFRRATE + 1.610%, 01/16/36(A)	2,935,000	2,924,602
5.179%, SOFRRATE + 1.400%, 07/08/31(A)	590,000	596,763
4.833%, SOFRRATE + 0.930%, 01/16/29(A)	2,500,000	2,512,981
Macquarie Airfinance Holdings
5.200%, 03/27/28(B)	600,000	605,564
Main Street Capital
6.500%, 06/04/27	815,000	831,333
Marex Group
6.404%, 11/04/29	635,000	651,107
5.829%, 05/08/28	695,000	701,870
Markel Group
6.000%, 05/16/54	1,080,000	1,075,376
Massachusetts Higher Education Assistance
2.673%, 07/01/31	500,000	430,815
MassMutual Global Funding II
4.950%, 01/10/30(B)	1,430,000	1,453,402
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
4.550%, 05/07/30(B)	$598,000	$598,133
Mastercard
1.900%, 03/15/31	2,500,000	2,193,150
Mercedes-Benz Finance North America
4.650%, 04/01/27(B)	1,870,000	1,874,280
Methanex US Operations
6.250%, 03/15/32(B)	640,000	634,374
MetLife
3.850%, H15T5Y + 3.576%(A)(C)	900,000	896,842
Mitsubishi HC Finance America
5.150%, 10/24/29(B)	1,105,000	1,121,050
Mizuho Financial Group
5.748%, H15T1Y + 1.900%, 07/06/34(A)	1,650,000	1,720,074
5.098%, H15T1Y + 0.820%, 05/13/31(A)	935,000	949,286
4.711%, H15T1Y + 0.920%, 07/08/31(A)	1,450,000	1,446,679
Morgan Stanley
5.466%, SOFRRATE + 1.730%, 01/18/35(A)	1,585,000	1,623,629
5.230%, SOFRRATE + 1.108%, 01/15/31(A)	1,705,000	1,745,847
4.654%, SOFRRATE + 1.100%, 10/18/30(A)	1,380,000	1,382,588
4.431%, TSFR3M + 1.890%, 01/23/30(A)	475,000	473,521
3.217%, U.S. SOFR + 1.485%, 04/22/42(A)	1,610,000	1,222,275
2.239%, SOFRRATE + 1.178%, 07/21/32(A)	1,700,000	1,473,116
Morgan Stanley Direct Lending Fund
6.000%, 05/19/30	415,000	417,438
Morgan Stanley Private Bank
4.734%, SOFRRATE + 1.080%, 07/18/31(A)	1,185,000	1,190,060
MSD Investment
6.250%, 05/31/30(B)	270,000	269,892
Mutual of Omaha Global Funding
5.000%, 04/01/30(B)	255,000	258,225
National Bank of Canada
4.500%, 10/10/29	935,000	931,034
National Community Renaissance of California
3.270%, 12/01/32	1,000,000	862,736
Nationstar Mortgage Holdings
6.500%, 08/01/29(B)	645,000	659,696

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Nationwide Building Society
5.127%, 07/29/29(B)	$1,075,000	$1,097,397
4.649%, SOFRRATE + 1.060%, 07/14/29(A)(B)	875,000	875,174
NatWest Group
8.000%, USSW5 + 5.720%(A)(C)	2,390,000	2,391,085
5.808%, H15T1Y + 1.950%, 09/13/29(A)	3,355,000	3,478,392
5.778%, H15T1Y + 1.500%, 03/01/35(A)	1,910,000	1,982,650
5.115%, H15T1Y + 1.050%, 05/23/31(A)	1,485,000	1,506,896
1.642%, H15T1Y + 0.900%, 06/14/27(A)	1,750,000	1,705,150
NatWest Markets
4.789%, 03/21/28(B)	1,045,000	1,053,767
Navient
7.875%, 06/15/32	570,000	593,168
New Mountain Finance
6.200%, 10/15/27	550,000	556,654
New York Life Global Funding
4.150%, 07/25/28(B)	1,500,000	1,495,163
NHP Foundation
6.000%, 12/01/33	1,000,000	1,065,718
NLG Global Funding
5.400%, 01/23/30(B)	880,000	904,408
NTT Finance
5.502%, 07/16/35(B)	755,000	766,786
Oaktree Strategic Credit Fund
8.400%, 11/14/28	1,480,000	1,593,069
6.190%, 07/15/30(B)	190,000	191,088
OneMain Finance
6.750%, 03/15/32	935,000	949,165
6.125%, 05/15/30	840,000	842,099
OneMain Financial Issuance Trust
6.625%, 05/15/29	290,000	296,586
OPEC Fund for International Development MTN
4.500%, 01/26/26	2,500,000	2,497,927
OWS Cre Funding I
9.860%, US0001M + 4.900%, 09/15/25(A)(B)	3,125,941	3,112,813
Pacific Life Global Funding II
4.850%, 02/10/30(B)	1,440,000	1,452,468
Principal Life Global Funding II
4.600%, 08/19/27(B)	485,000	485,918
Raizen Fuels Finance
6.950%, 03/05/54(B)	1,275,000	1,190,836
6.450%, 03/05/34(B)	575,000	570,690
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
6.250%, 07/08/32(B)	$900,000	$887,400
Rockefeller Foundation
2.492%, 10/01/50	1,000,000	593,501
Rocket
6.125%, 08/01/30(B)	1,330,000	1,349,086
Royal Bank of Canada
5.153%, SOFRRATE + 1.030%, 02/04/31(A)	1,435,000	1,463,257
4.969%, SOFRRATE + 1.100%, 08/02/30(A)	25,000	25,361
4.498%, SOFRRATE + 0.890%, 08/06/29(A)	2,765,000	2,766,164
RWE Finance US
6.250%, 04/16/54(B)	2,000,000	2,008,780
Sammons Financial Group Global Funding
4.950%, 06/12/30(B)	1,370,000	1,377,573
Santander Holdings USA
5.353%, SOFRRATE + 1.940%, 09/06/30(A)	2,125,000	2,162,724
3.244%, 10/05/26	3,020,000	2,970,088
Santander UK Group Holdings
5.694%, SOFRINDX + 1.524%, 04/15/31(A)	945,000	977,958
SBL Holdings
7.200%, 10/30/34(B)	835,000	814,115
SiriusPoint
7.000%, 04/05/29	755,000	791,858
Sitios Latinoamerica
6.000%, 11/25/29(B)	655,000	670,622
Sixth Street Lending Partners
6.500%, 03/11/29	765,000	788,269
Societe Generale
6.221%, H15T1Y + 3.200%, 06/15/33(A)(B)	940,000	974,019
5.512%, SOFRRATE + 1.650%, 05/22/31(A)(B)	1,855,000	1,891,598
5.250%, 02/19/27(B)	200,000	201,478
SoftBank
4.699%, 07/09/30(B)	960,000	956,777
Solar Star Funding
3.950%, 06/30/35(B)	835,667	788,582
Standard Chartered
5.244%, H15T1Y + 1.350%, 05/13/31(A)(B)	1,365,000	1,385,711
Starwood Property Trust
7.250%, 04/01/29‡(B)	750,000	785,923
6.500%, 10/15/30‡(B)	263,000	270,790

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Sumitomo Mitsui Financial Group
4.660%, SOFRRATE + 1.190%, 07/08/31(A)	$1,380,000	$1,379,312
Svenska Handelsbanken
4.375%, 05/23/28(B)	1,075,000	1,078,926
Synchrony Financial
6.000%, SOFRRATE + 2.070%, 07/29/36(A)	130,000	130,470
5.935%, SOFRINDX + 2.130%, 08/02/30(A)	540,000	554,920
5.450%, SOFRRATE + 1.680%, 03/06/31(A)	360,000	362,471
Toronto-Dominion Bank
5.146%, H15T5Y + 1.500%, 09/10/34(A)	4,125,000	4,146,986
4.574%, 06/02/28	2,380,000	2,389,825
4.568%, 12/17/26	9,100,000	9,114,604
TotalEnergies Capital
5.275%, 09/10/54	680,000	630,955
Travelers
5.700%, 07/24/55	575,000	578,930
Truist Bank
4.632%, H15T5Y + 1.150%, 09/17/29(A)	2,735,000	2,712,539
4.420%, SOFRRATE + 0.770%, 07/24/28(A)	1,250,000	1,248,131
Truist Financial
5.071%, SOFRRATE + 1.309%, 05/20/31(A)	1,280,000	1,297,733
4.950%, H15T5Y + 4.605%(A)(C)	3,885,000	3,877,352
Turkcell Iletisim Hizmetleri
7.650%, 01/24/32(B)	1,025,000	1,053,202
UBS Group
5.125%, H15T5Y + 4.855%(A)(C)	4,090,000	4,076,299
3.875%, H15T5Y + 3.098%(A)(B)(C)	2,970,000	2,920,374
UniCredit MTN
7.296%, USISDA05 + 4.914%, 04/02/34(A)(B)	2,400,000	2,543,884
Unum Group
6.750%, 12/15/28	465,000	491,519
US Bancorp
5.300%, TSFR3M + 3.176%(A)(C)	1,860,000	1,852,559
4.839%, SOFRRATE + 1.600%, 02/01/34(A)	1,438,000	1,419,670
US Bank
4.507%, SOFRRATE + 0.690%, 10/22/27(A)	1,405,000	1,404,251
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
USAA Capital
2.125%, 05/01/30(B)	$5,000,000	$4,520,750
Vale Overseas
6.400%, 06/28/54	605,000	595,784
Venture Global Plaquemines LNG
7.750%, 05/01/35(B)	364,000	398,542
Weir Group
5.350%, 05/06/30(B)	665,000	673,524
Wells Fargo
5.605%, SOFRRATE + 1.740%, 04/23/36(A)	650,000	669,176
4.540%, SOFRRATE + 1.560%, 08/15/26(A)	1,500,000	1,499,562
3.900%, H15T5Y + 3.453%(A)(C)	2,160,000	2,139,848
3.350%, SOFRRATE + 1.500%, 03/02/33(A)	525,000	480,599
Western-Southern Global Funding
4.900%, 05/01/30(B)	280,000	281,911
4.500%, 07/16/28(B)	1,205,000	1,206,086
Westpac Banking
4.354%, 07/01/30	900,000	899,898
WLB Asset II D Pte
6.500%, 12/21/26(B)	2,500,000	2,387,172
WLB Asset VI Pte
7.250%, 12/21/27(B)	1,500,000	1,555,328
WLB Asset VII Pte
5.880%, 07/30/29(B)	500,000	499,489
		405,884,034
HEALTH CARE — 0.2%
Cardinal Health
5.000%, 11/15/29	1,550,000	1,574,943
Cigna Group
7.875%, 05/15/27	651,000	688,324
CVS Health
4.125%, 04/01/40	96,000	79,841
3.750%, 04/01/30	175,000	167,631
McKesson
5.250%, 05/30/35	880,000	890,259
Zoetis
4.500%, 11/13/25	600,000	599,426
		4,000,424
INDUSTRIALS — 0.6%
3M
4.800%, 03/15/30	870,000	879,845
AerCap Ireland Capital DAC
5.375%, 12/15/31	305,000	311,099
3.300%, 01/30/32	1,855,000	1,678,207
3.000%, 10/29/28	225,000	214,129

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — continued
Ambipar Lux Sarl
9.875%, 02/06/31(B)	$490,000	$444,229
Automatic Data Processing
4.750%, 05/08/32	1,050,000	1,059,859
Cummins
5.300%, 05/09/35	1,490,000	1,508,337
Delta Air Lines
5.250%, 07/10/30	410,000	413,866
Family Forest Impact Foundation
5.500%, 07/01/32	1,250,000	1,236,648
General Electric
4.300%, 07/29/30	430,000	427,906
JB Hunt Transport Services
4.900%, 03/15/30	805,000	815,900
Nature Conservancy
3.957%, 03/01/52	2,485,000	1,909,995
Norfolk Southern
2.300%, 05/15/31	3,500,000	3,097,317
Protective Life Global Funding
4.803%, 06/05/30(B)	485,000	488,315
Ryder System
5.000%, 03/15/30	425,000	430,462
Union Pacific Railroad Pass Through Trust
6.176%, 01/02/31	11,878	12,288
5.082%, 01/02/29	9,755	9,763
		14,938,165
INFORMATION TECHNOLOGY — 0.9%
Amphenol
4.375%, 06/12/28	1,110,000	1,112,407
Analog Devices
4.250%, 06/15/28	1,155,000	1,154,718
Apple
3.000%, 06/20/27	2,500,000	2,451,970
Arrow Electronics
5.150%, 08/21/29	845,000	856,866
Broadcom
4.900%, 07/15/32	2,045,000	2,053,363
Dell International
6.020%, 06/15/26	102,000	102,866
Intel
4.150%, 08/05/32	2,500,000	2,352,046
Kyndryl Holdings
6.350%, 02/20/34	1,500,000	1,583,721
3.150%, 10/15/31	1,725,000	1,545,998
Microchip Technology
5.050%, 02/15/30	610,000	617,193
Micron Technology
5.800%, 01/15/35	960,000	984,475
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INFORMATION TECHNOLOGY — continued
Motorola Solutions
4.850%, 08/15/30	$325,000	$327,172
Oracle
5.375%, 09/27/54	2,410,000	2,170,722
3.900%, 05/15/35	2,445,000	2,192,189
3.600%, 04/01/40	495,000	390,688
QUALCOMM
5.000%, 05/20/35	1,190,000	1,192,061
Tyco Electronics Group
4.625%, 02/01/30	1,025,000	1,033,465
VMware
1.400%, 08/15/26	525,000	508,615
		22,630,535
MATERIALS — 0.7%
Air Products and Chemicals
4.800%, 03/03/33	1,500,000	1,504,308
Alcoa Nederland Holding BV
7.125%, 03/15/31(B)	1,030,000	1,074,197
Amcor Flexibles North America
4.800%, 03/17/28(B)	925,000	930,232
Cleveland-Cliffs
6.875%, 11/01/29(B)	495,000	495,340
Dow Chemical
5.600%, 02/15/54	250,000	220,927
5.550%, 11/30/48	35,000	31,217
5.150%, 02/15/34	2,000,000	1,969,727
Eastman Chemical
5.000%, 08/01/29	480,000	485,364
FMG Resources August 2006 Pty
6.125%, 04/15/32(B)	2,500,000	2,549,605
Freeport-McMoRan
5.250%, 09/01/29	1,532,000	1,547,960
Inversiones CMPC
6.125%, 06/23/33(B)	1,060,000	1,095,773
LD Celulose International GmbH
7.950%, 01/26/32(B)	375,000	392,062
Sherwin-Williams
5.150%, 08/15/35	1,130,000	1,127,590
Smurfit Kappa Treasury ULC
5.438%, 04/03/34	2,250,000	2,294,854
Smurfit Westrock Financing DAC
5.418%, 01/15/35	800,000	812,181
		16,531,337
REAL ESTATE — 0.5%
AvalonBay Communities
5.000%, 08/01/35‡	1,045,000	1,031,809
Cousins Properties
5.250%, 07/15/30‡	455,000	462,185

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
REAL ESTATE — continued
ERP Operating
4.150%, 12/01/28‡	$3,672,000	$3,647,845
Extra Space Storage
5.700%, 04/01/28‡	250,000	256,898
Host Hotels & Resorts
5.700%, 07/01/34‡	1,525,000	1,531,951
5.700%, 06/15/32‡	1,175,000	1,192,959
Omega Healthcare Investors
5.200%, 07/01/30‡	1,045,000	1,048,006
Public Storage Operating
4.375%, 07/01/30‡	1,145,000	1,137,933
Welltower OP
5.125%, 07/01/35‡	1,050,000	1,046,368
WP Carey
4.650%, 07/15/30‡	465,000	462,073
		11,818,027
UTILITIES — 3.5%
Alabama Power
3.700%, 12/01/47	1,845,000	1,384,926
Atmos Energy
5.200%, 08/15/35	635,000	639,688
Avangrid
3.800%, 06/01/29	2,500,000	2,435,989
California Buyer
6.375%, 02/15/32(B)	675,000	681,505
CenterPoint Energy
6.700%, H15T5Y + 2.586%, 05/15/55(A)	850,000	861,044
CenterPoint Energy Houston Electric
3.350%, 04/01/51	2,600,000	1,805,368
Consolidated Edison of New York
4.450%, 03/15/44	965,000	832,491
Continental Wind
6.000%, 02/28/33(B)	2,254,356	2,288,492
Dominion Energy
4.600%, 05/15/28	865,000	868,266
2.250%, 08/15/31	4,650,000	4,041,230
Dominion Energy South Carolina
6.250%, 10/15/53	935,000	1,006,385
Electricite de France
3.625%, 10/13/25(B)	1,000,000	997,299
Entergy Mississippi
5.800%, 04/15/55	2,125,000	2,122,827
Essential Utilities
4.800%, 08/15/27	570,000	573,974
Georgia Power
3.250%, 03/15/51	3,368,000	2,303,689
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
National Rural Utilities Cooperative Finance
4.150%, 12/15/32	$6,720,000	$6,449,552
New York State Electric & Gas
5.850%, 08/15/33(B)	2,500,000	2,622,323
5.300%, 08/15/34(B)	1,000,000	1,012,483
2.150%, 10/01/31(B)	3,240,000	2,764,064
NextEra Energy Capital Holdings
4.685%, 09/01/27	720,000	723,407
4.625%, 07/15/27	100,000	100,334
Niagara Mohawk Power
5.783%, 09/16/52(B)	836,000	807,395
1.960%, 06/27/30(B)	3,500,000	3,084,812
NRG Energy
7.000%, 03/15/33(B)	2,035,000	2,232,365
NSTAR Electric
4.850%, 03/01/30	370,000	375,258
Oncor Electric Delivery
4.150%, 06/01/32	2,500,000	2,404,829
Pacific Gas and Electric
6.700%, 04/01/53	5,000,000	5,125,921
6.150%, 03/01/55	895,000	858,070
5.000%, 06/04/28	315,000	316,719
4.950%, 07/01/50	2,315,000	1,913,163
PECO Energy
4.150%, 10/01/44	1,015,000	837,832
3.000%, 09/15/49	1,810,000	1,172,484
PG&E Recovery Funding
5.529%, 06/01/49	2,500,000	2,458,225
5.231%, 06/01/42	1,000,000	982,517
PSEG Power
5.200%, 05/15/30(B)	700,000	715,080
Public Service Electric and Gas MTN
5.125%, 03/15/53	1,250,000	1,166,955
4.650%, 03/15/33	2,595,000	2,570,554
3.100%, 03/15/32	4,500,000	4,107,217
Public Service of New Hampshire
4.400%, 07/01/28	580,000	581,224
San Diego Gas & Electric
4.950%, 08/15/28	1,000,000	1,018,024
2.950%, 08/15/51	2,500,000	1,577,810
SCE Recovery Funding
5.112%, 12/15/47	300,000	282,978
Sempra
6.550%, H15T5Y + 2.138%, 04/01/55(A)	2,055,000	1,982,848
Southern
3.750%, H15T5Y + 2.915%, 09/15/51(A)	1,450,000	1,426,707

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
Southern California Edison
3.650%, 06/01/51	$3,000,000	$2,024,754
3.450%, 02/01/52	2,530,000	1,632,031
2.750%, 02/01/32	2,500,000	2,166,603
Union Electric
3.900%, 04/01/52	2,195,000	1,660,933
XPLR Infrastructure Operating Partners
8.375%, 01/15/31(B)	1,080,000	1,132,699
		83,131,343
Total Corporate Obligations
(Cost $685,570,226)		673,995,676

MORTGAGE-BACKED SECURITIES — 26.7%

Agency Mortgage-Backed Obligations — 21.8%
FHLMC
7.074%, RFUCCT1Y + 1.876%, 01/01/42 (A)	$23,763	$24,624
7.035%, RFUCCT1Y + 2.035%, 09/01/37 (A)	1,589	1,623
7.000%, 02/01/54	1,356,167	1,425,085
7.000%, 11/01/32	126,465	133,031
7.000%, 10/01/32	4,180	4,397
7.000%, 09/01/32	8,018	8,434
7.000%, 07/01/32	1,897	1,996
7.000%, 06/01/32	32,602	34,295
6.999%, RFUCCT1Y + 1.788%, 08/01/42 (A)	2,118	2,194
6.959%, RFUCCT1Y + 1.616%, 11/01/44 (A)	20,792	21,387
6.920%, RFUCCT1Y + 1.607%, 11/01/44 (A)	206,475	212,923
6.884%, RFUCCT1Y + 1.785%, 10/01/41 (A)	3,947	4,074
6.872%, RFUCCT1Y + 1.764%, 11/01/39 (A)	44,097	45,375
6.772%, RFUCCT1Y + 1.655%, 08/01/44 (A)	200,211	206,332
6.735%, RFUCCT1Y + 1.628%, 05/01/46 (A)	12,031	12,371
6.733%, RFUCCT1Y + 1.630%, 01/01/45 (A)	11,346	11,675
6.714%, RFUCCT1Y + 1.702%, 04/01/38 (A)	58,289	60,185
6.701%, RFUCCT1Y + 1.959%, 04/01/40 (A)	994	1,019
6.677%, RFUCCT1Y + 1.625%, 12/01/45 (A)	99,952	102,710
6.670%, RFUCCT1Y + 1.609%, 10/01/44 (A)	27,439	28,200
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
6.630%, RFUCCT1Y + 1.630%, 05/01/44 (A)	$693	$710
6.622%, RFUCCT1Y + 1.612%, 01/01/44 (A)	18,353	18,850
6.600%, RFUCCT1Y + 1.630%, 02/01/45 (A)	115,403	119,005
6.599%, RFUCCT1Y + 1.724%, 04/01/36 (A)	4,880	4,975
6.555%, RFUCCT1Y + 1.630%, 02/01/45 (A)	9,496	9,786
6.500%, 01/01/38	566	600
6.500%, 11/01/37	1,055	1,074
6.500%, 09/01/37	12,912	13,150
6.500%, 08/01/37	1,889	1,972
6.500%, 12/01/32	45,278	47,107
6.500%, 12/01/31	1,139	1,176
6.460%, RFUCCT1Y + 1.630%, 02/01/45 (A)	42,811	43,974
6.449%, RFUCCT1Y + 1.630%, 12/01/44 (A)	27,253	27,967
6.385%, RFUCCT1Y + 1.650%, 04/01/43 (A)	26,902	27,558
6.368%, RFUCCT1Y + 1.630%, 01/01/45 (A)	73,596	75,356
6.255%, RFUCCT1Y + 1.630%, 07/01/44 (A)	16,332	16,665
6.000%, 08/01/54	4,269,932	4,330,003
6.000%, 05/01/39	27,491	28,782
6.000%, 04/01/39	13,970	14,466
6.000%, 02/01/39	10,591	11,088
6.000%, 09/01/38	7,574	7,908
6.000%, 06/01/38	2,796	2,800
6.000%, 11/01/36	18,744	19,623
6.000%, 12/01/33	6,889	7,062
5.500%, 12/01/54	4,079,208	4,058,383
5.500%, 06/01/54	1,510,331	1,519,092
5.500%, 06/01/53	1,595,618	1,601,136
5.500%, 06/01/37	308	306
5.500%, 01/01/35	54,264	55,586
5.000%, 03/01/54	9,463,067	9,249,995
5.000%, 06/01/53	4,394,854	4,287,374
5.000%, 04/01/34	3,903	3,936
4.500%, 09/01/53	3,555,878	3,387,211
4.500%, 09/01/48	546,542	528,687
4.500%, 03/01/47	382,171	371,690
4.500%, 03/01/46	65,848	64,051
4.500%, 11/01/45	134,893	131,349
4.500%, 02/01/45	492,390	475,354
4.500%, 10/01/44	19,958	19,440
4.500%, 08/01/44	350,516	341,670
4.500%, 07/01/44	98,486	96,042
4.500%, 03/01/44	9,160	8,929
4.500%, 01/01/44	79,594	77,683
4.500%, 12/01/43	69,296	67,555

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
4.500%, 11/01/43	$7,871	$7,774
4.500%, 05/01/42	33,819	32,598
4.500%, 09/01/41	109,327	108,031
4.500%, 07/01/41	15,052	14,883
4.500%, 05/01/41	32,051	31,684
4.500%, 04/01/40	43,912	43,419
4.500%, 12/01/33	12,606	12,614
4.500%, 06/01/31	10,722	10,719
4.500%, 06/01/26	30	30
4.500%, 02/01/26	446	445
4.250%, 09/01/42	843,021	791,351
4.184%, SOFR30A + 2.277%, 09/01/52 (A)	788,682	773,905
4.000%, 01/01/52	908,931	840,219
4.000%, 05/01/46	582,872	548,937
4.000%, 07/01/34	44,358	43,605
4.000%, 10/01/31	24,155	23,872
3.500%, 07/01/52	8,259,173	7,431,706
3.500%, 04/01/52	10,025,286	8,999,321
3.500%, 02/01/52	446,895	401,190
3.500%, 01/01/52	2,598,548	2,336,400
3.500%, 04/01/51	2,339,894	2,103,676
3.500%, 04/01/37	307,696	296,821
3.000%, 06/01/52	5,437,762	4,668,348
3.000%, 03/01/52	1,155,486	1,003,936
3.000%, 11/01/50	1,537,543	1,329,911
3.000%, 02/01/50	6,290,547	5,458,743
2.500%, 05/01/52	2,349,104	1,959,543
2.500%, 07/01/50	4,283,256	3,562,849
2.500%, 01/01/36	775,383	725,260
2.000%, 06/01/52	4,342,734	3,400,738
2.000%, 04/01/52	1,650,273	1,292,249
2.000%, 03/01/52	4,173,817	3,309,865
2.000%, 01/01/52	1,267,167	1,004,753
2.000%, 04/01/51	3,146,605	2,475,065
2.000%, 12/01/50	3,223,783	2,564,837
2.000%, 11/01/50	1,182,826	941,773
2.000%, 09/01/50	11,087,480	8,753,904
2.000%, 07/01/50	4,773,696	3,803,285
2.000%, 02/01/42	1,508,572	1,284,650
FHLMC Multiclass Certificates, Ser 2024-P016, Cl A2
4.606%, 09/25/33 (A)	2,500,000	2,494,088
FHLMC Multifamily ML Certificates
1.877%, 07/25/37	1,597,551	1,271,304
1.219%, 07/25/41 (A)(B)	9,715,597	857,025
FHLMC Multifamily Variable Rate Certificate, Ser M069, Cl A
4.013%, 04/15/37	1,200,000	1,144,327
FHLMC Multifamily Variable Rate Certificate, Ser ML-14
4.050%, 08/25/38	680,504	636,931
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
FHLMC Structured Pass-Through Certificates, Ser 2002-41, Cl 2A
4.604%, 07/25/32 (A)	$16,041	$14,949
FHLMC Structured Pass-Through Certificates, Ser 2002-48, Cl 1A
4.347%, 07/25/33 (A)	148,052	141,887
FHLMC Structured Pass-Through Certificates, Ser 2002-51, Cl 1A
6.500%, 09/25/43 (A)	104,575	107,074
FHLMC Structured Pass-Through Certificates, Ser 2002-51, Cl 2A
7.500%, 08/25/42 (A)	38,607	39,675
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 3A
7.000%, 02/25/43	303,655	312,664
FHLMC Structured Pass-Through Certificates, Ser 2003-57, Cl 1A2
7.000%, 07/25/43	17,014	17,839
FHLMC, Ser 1998-2084, Cl ZC
6.500%, 08/15/28	15,504	15,736
FHLMC, Ser 2001-2295, Cl BD
6.000%, 03/15/31	5,994	6,128
FHLMC, Ser 2003-2676, Cl PZ
5.500%, 09/15/33	27,497	28,335
FHLMC, Ser 2005-2944, Cl OH
5.500%, 03/15/35	114,927	119,162
FHLMC, Ser 2005-2957, Cl VZ
5.000%, 02/15/35	29,745	30,224
FHLMC, Ser 2006-3143, Cl BC
5.500%, 02/15/36	87,545	90,924
FHLMC, Ser 2006-3185, Cl GT
6.000%, 07/15/26	5,174	5,178
FHLMC, Ser 2007-3330, Cl GZ
5.500%, 06/15/37	2,309	2,314
FHLMC, Ser 2013-299, Cl F1
4.954%, SOFR30A + 0.614%, 01/15/43 (A)	118,124	116,523
FHLMC, Ser 2013-4283, Cl EW
4.500%, 12/15/43 (A)	92,750	91,698
FHLMC, Ser 2014-4319, Cl MA
4.500%, 03/15/44 (A)	168,599	166,464
FHLMC, Ser 2015-4440, Cl ZD
2.500%, 02/15/45	3,178,490	2,801,251
FNMA
7.190%, RFUCCT1Y + 1.580%, 09/01/44 (A)	991	1,019

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
7.110%, RFUCCT1Y + 1.610%, 10/01/47 (A)	$27,466	$28,084
7.056%, H15T1Y + 1.999%, 09/01/34 (A)	344	351
7.053%, RFUCCT1Y + 1.686%, 11/01/36 (A)	4,458	4,518
7.031%, RFUCCT1Y + 1.790%, 06/01/38 (A)	3,174	3,286
7.000%, 12/01/37	174	183
7.000%, 08/01/32	79,960	84,024
7.000%, 11/01/29	21,723	22,827
6.923%, H15T1Y + 2.300%, 08/01/34 (A)	6,166	6,305
6.797%, RFUCCT1Y + 1.815%, 07/01/41 (A)	31,643	32,634
6.742%, RFUCCT1Y + 1.577%, 10/01/44 (A)	98,695	101,700
6.714%, RFUCCT1Y + 1.786%, 12/01/39 (A)	9,150	9,395
6.655%, RFUCCT1Y + 1.580%, 11/01/44 (A)	9,187	9,463
6.643%, RFUCCT1Y + 1.698%, 04/01/44 (A)	55,395	57,417
6.583%, RFUCCT1Y + 1.583%, 02/01/44 (A)	13,121	13,556
6.580%, RFUCCT1Y + 1.580%, 04/01/44 (A)	78,726	81,218
6.542%, RFUCCT1Y + 1.566%, 05/01/44 (A)	36,842	37,980
6.507%, RFUCCT1Y + 1.551%, 02/01/44 (A)	6,881	7,099
6.500%, 01/01/54	1,226,188	1,265,187
6.500%, 01/01/49	4,912	5,177
6.500%, 10/01/39	28,423	29,964
6.500%, 08/01/39	12,468	13,195
6.500%, 10/01/38	9,742	10,256
6.500%, 03/01/38	3,216	3,350
6.500%, 02/01/38	2,841	3,007
6.500%, 12/01/37	10,933	11,570
6.500%, 11/01/37	721	762
6.500%, 03/01/35	116,963	121,461
6.500%, 05/01/33	1,484	1,531
6.500%, 12/01/32	5,602	5,835
6.500%, 08/01/32	13,615	14,044
6.496%, RFUCCT1Y + 1.568%, 05/01/45 (A)	164,347	169,182
6.450%, RFUCCT1Y + 1.554%, 01/01/45 (A)	15,993	16,461
6.450%, RFUCCT1Y + 1.590%, 12/01/44 (A)	75,619	77,892
6.425%, RFUCCT1Y + 1.550%, 02/01/44 (A)	620	633
6.420%, RFUCCT1Y + 1.580%, 09/01/47 (A)	91,898	94,608
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
6.409%, RFUCCT1Y + 1.564%, 01/01/44 (A)	$50,778	$52,052
6.393%, RFUCCT1Y + 1.561%, 06/01/44 (A)	34,100	35,114
6.354%, RFUCCT1Y + 1.460%, 05/01/35 (A)	16,367	16,835
6.353%, RFUCCT1Y + 1.685%, 06/01/42 (A)	5,338	5,463
6.304%, RFUCCT1Y + 1.590%, 07/01/44 (A)	70,885	73,015
6.294%, RFUCCT1Y + 1.579%, 08/01/43 (A)	2,684	2,760
6.225%, RFUCCT1Y + 1.600%, 12/01/44 (A)	16,527	17,010
6.197%, RFUCCT1Y + 1.470%, 06/01/35 (A)	2,029	2,067
6.000%, 07/01/39	44,328	46,185
6.000%, 05/01/38	23,837	24,926
6.000%, 08/01/37	55,350	56,726
6.000%, 07/01/37	16,206	16,895
6.000%, 03/01/37	7,322	7,656
6.000%, 09/01/36	38,973	39,885
6.000%, 03/01/36	4,562	4,667
6.000%, 11/01/35	7,778	7,978
6.000%, 07/01/35	3,298	3,389
6.000%, 04/01/35	33,463	34,437
6.000%, 04/01/34	8,162	8,356
6.000%, 03/01/34	117,082	120,111
6.000%, 12/01/33	2,084	2,135
6.000%, 11/01/33	2,199	2,246
6.000%, 12/01/32	2,601	2,664
5.500%, 09/01/53	1,819,456	1,824,570
5.500%, 02/01/38	2,060	2,063
5.500%, 04/01/37	77,765	79,006
5.500%, 09/01/36	6,624	6,736
5.500%, 10/01/35	35,210	35,981
5.500%, 04/01/35	101,651	104,427
5.500%, 11/01/33	4,029	4,094
5.500%, 06/01/33	22,115	22,496
5.500%, 11/01/29	2,524	2,553
5.308%, RFUCCT1Y + 1.653%, 05/01/46 (A)	20,613	21,051
5.077%, RFUCCT1Y + 1.602%, 10/01/48 (A)	82,842	85,248
5.000%, 11/01/54	1,950,515	1,914,321
5.000%, 06/01/52	1,223,016	1,201,359
5.000%, 03/01/49	150,301	148,644
5.000%, 12/01/48	125,846	124,912
5.000%, 08/01/40	11,218	11,285
5.000%, 09/01/39	29,910	30,042
4.500%, 03/01/52	281,556	267,944
4.500%, 06/01/48	230,323	222,559
4.500%, 07/01/47	70,277	68,655
4.500%, 02/01/46	477,204	470,684

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
4.500%, 09/01/45	$38,532	$37,464
4.500%, 02/01/45	167,698	163,394
4.500%, 10/01/44	20,086	19,512
4.500%, 09/01/43	5,866	5,715
4.500%, 01/01/43	412,941	403,383
4.500%, 07/01/42	154,631	152,541
4.500%, 01/01/42	45,676	45,115
4.500%, 12/01/41	23,243	22,794
4.500%, 11/01/41	21,062	20,717
4.500%, 09/01/41	10,529	10,317
4.500%, 08/01/41	11,554	11,331
4.500%, 05/01/41	777,201	766,029
4.500%, 06/01/36	16,781	16,610
4.500%, 09/01/31	26,164	26,120
4.500%, 06/01/31	7,354	7,342
4.500%, 01/01/31	61,714	61,464
4.500%, 08/01/26	4,956	4,943
4.000%, 01/01/57	5,244,233	4,850,559
4.000%, 10/01/52	2,288,773	2,121,557
4.000%, 08/01/52	1,062,983	983,224
4.000%, 04/01/52	1,423,361	1,323,185
4.000%, 10/01/51	1,273,226	1,181,319
4.000%, 04/01/48	1,386,506	1,303,961
4.000%, 03/01/46	2,990,926	2,819,156
4.000%, 01/01/37	259,814	254,339
4.000%, 11/01/35	45,653	44,791
4.000%, 01/01/35	771,937	757,663
4.000%, 10/01/34	345,799	340,827
4.000%, 06/01/34	430,405	423,252
4.000%, 03/01/34	171,818	168,845
4.000%, 11/01/33	277,176	272,686
4.000%, 10/01/33	34,932	34,223
4.000%, 10/01/32	30,271	29,851
4.000%, 09/01/31	87,161	86,058
4.000%, 12/01/30	124,778	123,307
4.000%, 11/01/30	89,980	88,920
3.713%, SOFR30A + 2.238%, 10/01/52 (A)	2,956,126	2,868,191
3.672%, RFUCCT1Y + 1.620%, 11/01/48 (A)	187,476	191,596
3.500%, 05/01/52	3,714,112	3,330,759
3.500%, 04/01/52	6,351,400	5,734,698
3.500%, 03/01/52	1,609,875	1,443,718
3.500%, 01/01/52	1,814,563	1,632,037
3.500%, 11/01/51	1,074,871	963,661
3.500%, 04/01/37	267,373	255,906
3.500%, 02/01/31	286,211	281,537
3.500%, 12/01/29	96,919	95,448
3.000%, 05/01/52	864,772	751,074
3.000%, 04/01/52	2,757,206	2,394,218
3.000%, 03/01/52	1,385,031	1,202,072
3.000%, 11/01/51	1,896,632	1,642,150
3.000%, 08/01/50	1,540,875	1,357,936
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
3.000%, 07/01/50	$936,621	$815,547
3.000%, 04/01/50	1,418,272	1,234,960
2.500%, 04/01/52	4,277,360	3,547,323
2.500%, 03/01/52	1,501,812	1,252,279
2.500%, 02/01/52	5,214,235	4,317,826
2.500%, 01/01/52	4,048,460	3,326,273
2.500%, 10/01/51	1,569,539	1,288,065
2.500%, 08/01/51	2,788,219	2,324,753
2.500%, 07/01/51	2,456,194	2,023,465
2.500%, 02/01/51	1,636,275	1,359,720
2.500%, 01/01/51	1,037,645	865,519
2.500%, 11/01/50	5,123,273	4,281,466
2.500%, 10/01/50	6,856,380	5,705,933
2.500%, 07/01/50	8,276,729	6,888,895
2.500%, 03/01/43	1,590,893	1,402,292
2.500%, 06/01/42	2,586,600	2,279,165
2.500%, 10/01/41	1,175,934	1,039,281
2.500%, 05/01/41	775,119	686,654
2.000%, 12/01/51	1,496,999	1,174,299
2.000%, 11/01/51	6,110,496	4,807,052
2.000%, 10/01/51	2,944,237	2,346,488
2.000%, 09/01/51	1,448,190	1,151,872
2.000%, 08/01/51	1,604,344	1,261,195
2.000%, 02/01/51	1,079,847	857,094
2.000%, 01/01/51	2,766,244	2,202,125
2.000%, 12/01/50	453,517	361,037
2.000%, 10/01/50	1,552,163	1,227,865
2.000%, 08/01/50	649,038	516,042
2.000%, 09/01/36	1,039,696	949,656
1.500%, 10/01/50	1,645,339	1,222,254
FNMA Grantor Trust, Ser 2000-T6, Cl A1
7.500%, 11/25/40	11,355	11,344
FNMA Grantor Trust, Ser 2001-T1, Cl A1
7.500%, 10/25/40	96,934	97,310
FNMA Grantor Trust, Ser 2001-T10, Cl A1
7.000%, 12/25/41	59,482	60,310
FNMA Grantor Trust, Ser 2001-T12, Cl A1
6.500%, 08/25/41	2,072	2,087
FNMA Grantor Trust, Ser 2001-T3, Cl A1
7.500%, 11/25/40	5,791	5,881
FNMA Grantor Trust, Ser 2001-T4, Cl A1
7.500%, 07/25/41	28,797	29,082
FNMA Grantor Trust, Ser 2001-T7, Cl A1
7.500%, 02/25/41	1,332	1,390
FNMA Grantor Trust, Ser 2001-T8, Cl A1
7.500%, 07/25/41	3,465	3,496

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
FNMA Grantor Trust, Ser 2004-T1, Cl 1A2
6.500%, 01/25/44	$864	$883
FNMA REMIC Trust, Ser 2001-W3, Cl A
7.000%, 09/25/41 (A)	50,920	50,770
FNMA REMIC Trust, Ser 2002-W6, Cl 2A
7.500%, 06/25/42 (A)	3,989	3,975
FNMA REMIC Trust, Ser 2002-W6, Cl 2A1
7.000%, 06/25/42 (A)	3,989	3,951
FNMA REMIC Trust, Ser 2003-W4, Cl 3A
4.561%, 10/25/42 (A)	46,419	49,451
FNMA REMIC Trust, Ser 2003-W4, Cl 4A
5.177%, 10/25/42 (A)	17,907	18,229
FNMA Trust, Ser 2003-W2, Cl 1A3
7.500%, 07/25/42	5,674	5,907
FNMA Trust, Ser 2004-W2, Cl 2A2
7.000%, 02/25/44	8,029	8,284
FNMA Trust, Ser 2004-W2, Cl 5A
7.500%, 03/25/44	2,711	2,798
FNMA, Ser 2001-2, Cl ZK
6.500%, 02/25/31	18,536	18,976
FNMA, Ser 2001-79, Cl BA
7.000%, 03/25/45	6,765	6,844
FNMA, Ser 2002-33, Cl A1
7.000%, 06/25/32	49,062	49,631
FNMA, Ser 2007-104, Cl ZE
6.000%, 08/25/37	12,140	12,541
FNMA, Ser 2007-21, Cl MT
5.750%, 03/25/37	2,679	2,733
FNMA, Ser 2009-11, Cl MP
7.000%, 03/25/49	4,306	4,623
FNMA, Ser 2010-136, Cl BA
3.500%, 12/25/30	104,541	102,325
FNMA, Ser 2010-49, Cl ZJ
4.500%, 05/25/40	34,505	34,360
FNMA, Ser 2012-132, Cl IK, IO
3.000%, 12/25/32	1,328,178	90,323
FNMA, Ser 2013-128, Cl CF
5.065%, SOFR30A + 0.714%, 12/25/43 (A)	206,346	206,094
FNMA, Ser 2014-1, Cl KF
5.065%, SOFR30A + 0.714%, 02/25/44 (A)	292,232	289,003
FNMA, Ser 2020-61, Cl NI, IO
3.500%, 09/25/50	2,188,735	360,312
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
FNMA, Ser M1G, Cl A2
1.468%, 11/25/30 (A)	$1,925,000	$1,661,252
FNMA, Ser M3G, Cl A2
1.245%, 01/25/31 (A)	2,000,000	1,704,945
GNMA
7.000%, 12/15/29	385	398
6.500%, 05/15/29	601	615
6.000%, 02/20/55	10,850,127	11,004,669
6.000%, 01/20/55	13,373,572	13,564,056
6.000%, 12/20/54	5,031,422	5,103,086
6.000%, 11/20/54	12,416,841	12,593,699
6.000%, 10/20/54	7,840,686	7,952,364
6.000%, 09/20/54	16,817,631	17,060,956
6.000%, 08/20/54	17,797,156	18,063,110
6.000%, 07/20/54	15,665,899	15,907,485
6.000%, 06/20/54	6,420,721	6,524,693
6.000%, 05/20/54	6,848,684	6,961,511
6.000%, 04/20/54	13,389,489	13,617,603
6.000%, 02/20/54	16,481,106	16,771,158
6.000%, 12/20/53	3,629,868	3,696,820
6.000%, 11/20/53	6,038,237	6,153,629
6.000%, 10/20/53	4,190,832	4,269,094
5.500%, 09/20/54	3,914,676	3,909,106
5.500%, 02/20/53	1,605,202	1,610,338
5.000%, 12/20/53	8,115,045	7,929,543
5.000%, 02/20/53	561,378	550,391
5.000%, 11/20/52	2,870,256	2,817,190
4.500%, 12/20/52	1,969,613	1,879,616
4.500%, 10/20/52	4,223,540	4,034,556
4.500%, 09/20/52	917,315	875,727
4.500%, 08/20/52	5,303,326	5,075,878
4.000%, 09/20/52	1,845,431	1,714,763
4.000%, 08/20/52	8,905,299	8,273,379
4.000%, 04/20/52	95,400	88,546
4.000%, 03/20/52	98,814	91,714
4.000%, 02/20/52	1,391,025	1,291,229
4.000%, 01/20/52	1,059,360	983,469
4.000%, 12/20/48	1,158,619	1,077,666
3.500%, 08/20/52	12,017,068	10,840,177
3.500%, 07/20/52	1,610,550	1,450,320
3.500%, 04/20/52	3,796,340	3,427,877
3.500%, 03/20/52	1,700,946	1,534,053
3.500%, 02/20/52	1,235,616	1,115,333
3.500%, 01/20/52	1,304,672	1,177,472
3.500%, 06/20/51	1,296,890	1,172,257
3.500%, 01/20/50	798,752	729,464
3.500%, 10/20/49	2,423,784	2,173,426
3.000%, 03/20/52	335,897	293,625
3.000%, 01/20/52	2,765,577	2,421,708
3.000%, 12/20/51	4,798,310	4,200,463
3.000%, 10/20/51	1,596,293	1,396,489
3.000%, 07/20/51	2,233,902	1,954,818
3.000%, 05/20/51	1,029,608	900,428

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
2.500%, 03/20/53	$3,497,586	$2,945,984
2.500%, 07/20/52	1,278,552	1,076,382
2.500%, 04/20/52	2,217,677	1,866,891
2.500%, 03/20/52	2,812,154	2,363,464
2.500%, 08/20/51	1,366,098	1,149,448
2.500%, 05/20/51	708,259	596,186
2.500%, 03/20/51	2,480,243	2,087,602
2.500%, 12/20/50	1,380,732	1,139,566
2.000%, 10/20/51	1,528,591	1,234,258
2.000%, 01/20/51	1,947,144	1,572,351
2.000%, 12/20/50	1,392,792	1,113,428
2.000%, 11/20/50	3,041,077	2,456,294
GNMA, Ser 2012-98, Cl BM
4.874%, 08/20/42 (A)	132,604	134,474
GNMA, Ser 2015-142, Cl KI, IO
4.500%, 04/20/45	1,802,754	298,393
GNMA, Ser 2016-84, Cl IB, IO
4.500%, 11/16/45	1,771,851	344,899
GNMA, Ser 2017-H17, Cl FQ
5.581%, TSFR12M + 0.985%, 09/20/67 (A)	908,516	914,756
GNMA, Ser 2017-H22, Cl FH
4.753%, TSFR12M + 0.935%, 11/20/67 (A)	580,600	583,382
GNMA, Ser 2017-H24, Cl FQ
5.106%, TSFR12M + 0.915%, 11/20/67 (A)	619,712	623,571
GNMA, Ser 2018-H04, Cl FK
4.914%, TSFR12M + 0.755%, 03/20/68 (A)	751,748	753,100
GNMA, Ser 2018-H05, Cl CF
4.934%, TSFR12M + 0.775%, 03/20/68 (A)	868,042	870,103
GNMA, Ser 2018-H05, Cl FE
4.944%, TSFR12M + 0.785%, 02/20/68 (A)	287,378	288,679
GNMA, Ser 2019-20, Cl IC, IO
5.000%, 02/20/49	1,623,644	347,103
GNMA, Ser 2019-H09, Cl FG
5.025%, TSFR12M + 1.065%, 05/20/69 (A)	291,142	293,886
GNMA, Ser 2019-H16, Cl CF
5.137%, TSFR1M + 0.814%, 10/20/69 (A)	281,334	280,393
GNMA, Ser 2020-H01, Cl FV
5.087%, TSFR1M + 0.764%, 01/20/70 (A)	3,340,352	3,322,488
GNMA, Ser 2020-H02, Cl FB
5.037%, TSFR1M + 0.714%, 01/20/70 (A)	450,725	447,412
GNMA, Ser 2022-H04, Cl FG
4.898%, SOFR30A + 0.550%, 02/20/67 (A)	1,091,915	1,089,660
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
GNMA, Ser 2022-H08, Cl FE
5.052%, SOFR30A + 0.750%, 03/20/72 (A)	$1,908,230	$1,896,856
GNMA, Ser 2022-H09, Cl FA
5.018%, SOFR30A + 0.670%, 04/20/72 (A)	2,000,780	1,981,783
GNMA, Ser 2022-H11, Cl EF
5.318%, SOFR30A + 0.970%, 05/20/72 (A)	2,350,679	2,360,817
GNMA, Ser 2023-H04, Cl FC
5.198%, SOFR30A + 0.850%, 01/20/73 (A)	1,934,824	1,930,047
GNMA, Ser 2023-H13, Cl FJ
5.768%, SOFR30A + 1.420%, 02/20/73 (A)	1,195,727	1,213,091
GNMA, Ser 29, Cl AE
3.500%, 05/16/64 (A)	2,912,727	2,769,578
		515,325,353
Non-Agency Mortgage-Backed Obligations — 4.9%
ALA Trust, Ser OANA, Cl A
6.085%, TSFR1M + 1.743%, 06/15/40 (A)(B)	310,000	311,744
BANK5, Ser 5YR10, Cl D
4.000%, 10/15/57 (B)	2,100,000	1,821,131
BANK5, Ser 5YR12, Cl D
4.000%, 12/15/57 (B)	1,160,000	1,008,388
BANK5, Ser 5YR14, Cl C
6.463%, 04/15/58 (A)	1,551,000	1,582,209
Barclays Commercial Mortgage Trust, Ser 2019-C4, Cl C
3.469%, 08/15/52	1,300,000	1,084,001
BBCMS Mortgage Trust, Ser 2018-TALL, Cl A
5.261%, TSFR1M + 0.919%, 03/15/37 (A)(B)	1,840,000	1,748,308
BBCMS Mortgage Trust, Ser 2023-C19, Cl C
6.383%, 04/15/56 (A)	590,000	569,016
BBCMS Mortgage Trust, Ser 5C27, Cl C
6.700%, 07/15/57 (A)	1,300,000	1,339,323
BBCMS Mortgage Trust, Ser C17, Cl C
5.450%, 09/15/55 (A)	2,200,000	2,087,985
BBCMS Mortgage Trust, Ser C32, Cl D
4.500%, 02/15/62 (B)	2,725,000	2,215,929
Benchmark Mortgage Trust, Ser 2019-B10, Cl E
3.000%, 03/15/62 (B)	1,260,000	846,070
Benchmark Mortgage Trust, Ser 2022-B35, Cl D
2.500%, 05/15/55 (B)	3,265,000	2,211,446

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Benchmark Mortgage Trust, Ser B10, Cl C
3.750%, 03/15/62	$1,260,000	$1,037,667
Benchmark Mortgage Trust, Ser V15, Cl C
6.268%, 06/15/58	965,000	980,389
Benchmark Mortgage Trust, Ser V7, Cl A3
6.228%, 05/15/56 (A)	400,000	418,805
BMO Mortgage Trust, Ser 2023-C7, Cl C
7.123%, 12/15/56 (A)	2,250,000	2,387,822
BMO Mortgage Trust, Ser 5C4, Cl C
7.019%, 05/15/57 (A)	3,100,000	3,187,910
BMO Mortgage Trust, Ser 5C5, Cl D
4.500%, 02/15/57 (B)	2,000,000	1,757,224
BMO Mortgage Trust, Ser C12, Cl C
6.393%, 06/15/58 (A)	2,320,000	2,363,275
BMO Mortgage Trust, Ser C9, Cl C
6.380%, 07/15/57 (A)	1,400,000	1,396,060
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
5.832%, TSFR1M + 1.490%, 01/17/39 (A)(B)	2,500,000	2,498,438
BX Trust, Ser 2022-CLS, Cl B
6.300%, 10/13/27 (B)	2,100,000	2,107,808
BX Trust, Ser 2024-VLT4, Cl A
5.833%, TSFR1M + 1.491%, 07/15/29 (A)(B)	685,000	685,428
BX Trust, Ser VLT7, Cl A
6.000%, TSFR1M + 1.700%, 07/15/44 (A)(B)	2,025,000	2,031,958
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/39 (B)	675,000	613,381
Century Plaza Towers, Ser 2019-CPT, Cl B
2.997%, 11/13/39 (A)(B)	733,000	655,217
Century Plaza Towers, Ser 2019-CPT, Cl C
2.997%, 11/13/39 (A)(B)	500,000	435,792
Century Plaza Towers, Ser 2019-CPT, Cl E
2.997%, 11/13/39 (A)(B)	2,000,000	1,620,087
COMM Mortgage Trust, Ser 2022-HC, Cl A
2.819%, 01/10/39 (B)	1,390,000	1,321,127
COMM Mortgage Trust, Ser 2022-HC, Cl C
3.376%, 01/10/39 (B)	1,570,000	1,462,614
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
COMM Mortgage Trust, Ser CBM, Cl A2
5.867%, 12/10/41 (A)(B)	$180,000	$181,744
CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (B)	1,230,000	1,125,450
CSMC Trust, Ser 2021-NQM5, Cl M1
2.168%, 05/25/66 (A)(B)	1,310,000	880,115
DC Commercial Mortgage Trust, Ser DC, Cl A
6.314%, 09/12/40 (B)	820,000	853,202
FREMF Mortgage Trust, Ser 2017-K69, Cl C
3.726%, 10/25/49 (A)(B)	2,788,000	2,693,931
FREMF Mortgage Trust, Ser 2018-K83, Cl C
4.279%, 11/25/51 (A)(B)	2,890,000	2,828,914
GS Mortgage Securities Trust, Ser 2013-PEMB, Cl A
3.550%, 03/05/33 (A)(B)	110,000	95,700
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (B)	1,750,000	1,707,098
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
2.943%, 12/10/41 (A)(B)	1,000,000	922,726
IRV Trust, Ser 200P, Cl C
5.730%, 03/14/47 (A)(B)	3,625,000	3,578,348
Jackson Park Trust, Ser 2019-LIC, Cl A
2.766%, 10/14/39 (B)	1,000,000	899,232
JP Morgan Chase Commercial Mortgage Securities Trust, Ser BMS, Cl A
5.942%, TSFR1M + 1.600%, 01/15/42 (A)(B)	610,000	607,331
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl C
4.238%, 10/15/48 (A)	5,170,000	5,080,559
NW RE-REMIC TRUST, Ser 2021-FRR1, Cl AK88
2.769%, 12/18/51 (A)(B)	2,500,000	2,216,343
NYC Commercial Mortgage Trust, Ser 300P, Cl A
4.879%, 07/13/42 (A)(B)	2,550,000	2,532,401
OBX Trust, Ser 2022-NQM1, Cl M1
3.504%, 11/25/61 (A)(B)	1,010,000	712,107
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/54 (B)	3,385,000	3,065,284

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl M1
3.248%, 10/25/61 (B)	$1,750,000	$1,173,870
PENN Commercial Mortgage Trust, Ser P11, Cl A
5.522%, 08/12/42 (A)(B)	2,500,000	2,506,570
RFM Reremic Trust, Ser 2024-FRR2, Cl A123
2.015%, 02/27/54 (A)(B)	2,800,000	2,324,331
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/43 (A)(B)	3,045,000	2,588,584
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/43 (A)(B)	5,447,000	4,649,766
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl C
4.388%, 01/05/43 (A)(B)	2,565,000	2,065,503
SLG Office Trust, Ser 2021-OVA, Cl C
2.851%, 07/15/41 (B)	2,500,000	2,174,482
STWD Mortgage Trust, Ser 2021-LIH, Cl AS
5.713%, TSFR1M + 1.371%, 11/15/36 (A)(B)	1,000,000	997,506
TCO Commercial Mortgage Trust, Ser DPM, Cl A
5.585%, TSFR1M + 1.243%, 12/15/39 (A)(B)	510,000	510,478
Vendee Mortgage Trust, Ser 2011-2, Cl DZ
3.750%, 10/15/41	1,208,999	1,128,596
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/66 (A)(B)	3,404,787	3,023,349
Verus Securitization Trust, Ser 2021-2, Cl M1
2.187%, 02/25/66 (A)(B)	2,910,000	2,232,376
Verus Securitization Trust, Ser 2021-4, Cl M1
2.195%, 07/25/66 (A)(B)	1,400,000	904,124
Verus Securitization Trust, Ser 2021-5, Cl A2
1.218%, 09/25/66 (A)(B)	1,830,197	1,568,065
Verus Securitization Trust, Ser 2021-5, Cl A3
1.373%, 09/25/66 (A)(B)	1,816,640	1,558,943
Verus Securitization Trust, Ser 2021-R3, Cl M1
2.411%, 04/25/64 (A)(B)	2,745,000	2,402,957
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Verus Securitization Trust, Ser 2024-3, Cl A2
6.642%, 04/25/69 (B)(D)	$2,187,340	$2,209,767
Verus Securitization Trust, Ser 2024-9, Cl M1
6.198%, 11/25/69 (A)(B)	1,820,000	1,822,465
Verus Securitization Trust, Ser 2025-1, Cl A3
5.976%, 01/25/70 (B)(D)	1,868,670	1,869,869
Verus Securitization Trust, Ser 2025-2, Cl A3
5.662%, 03/25/70 (B)(D)	3,198,727	3,192,762
WB Commercial Mortgage Trust, Ser 2024-HQ, Cl A
5.937%, 03/15/40 (A)(B)	500,000	500,891
Wells Fargo Commercial Mortgage Trust, Ser 2019-C52, Cl C
3.561%, 08/15/52	1,100,000	923,639
Wells Fargo Commercial Mortgage Trust, Ser 2022-C62, Cl A4
4.000%, 04/15/55 (A)	420,000	394,622
Wells Fargo Commercial Mortgage Trust, Ser 2024-SVEN, Cl A
6.011%, 06/10/37 (B)	1,650,000	1,685,341
Wells Fargo Commercial Mortgage Trust, Ser 5C4, Cl C
6.284%, 05/15/58 (A)	738,000	747,121
WHARF Commercial Mortgage Trust, Ser DC, Cl D
6.612%, 07/15/40 (A)(B)	1,000,000	1,024,109
		119,947,123
Total Mortgage-Backed Securities
(Cost $659,979,294)		635,272,476

ASSET-BACKED SECURITIES — 9.2%

Automotive — 6.0%
American Credit Acceptance Receivables Trust, Ser 2023-4, Cl D
7.650%, 09/12/30 (B)	$1,155,000	$1,193,942
American Credit Acceptance Receivables Trust, Ser 2024-1, Cl D
5.860%, 05/13/30 (B)	4,560,000	4,608,292
American Credit Acceptance Receivables Trust, Ser 2025-2, Cl C
5.110%, 03/12/31 (B)	525,000	527,190

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
AutoNation Finance Trust, Ser 2025-1A, Cl A3
4.620%, 11/13/29 (B)	$370,000	$371,309
Avis Budget Rental Car Funding AESOP, Ser 2025-2A, Cl A
5.120%, 08/20/31 (B)	550,000	557,956
BMW Vehicle Lease Trust, Ser 2024-2, Cl A3
4.180%, 10/25/27	545,000	543,450
BMW Vehicle Lease Trust, Ser 2025-1, Cl A3
4.430%, 06/26/28	285,000	285,524
BofA Auto Trust, Ser 2025-1A, Cl A3
4.350%, 11/20/29 (B)	255,000	255,298
Bridgecrest Lending Auto Securitization Trust, Ser 2024-3, Cl A3
5.340%, 04/17/28	480,000	481,058
Bridgecrest Lending Auto Securitization Trust, Ser 2024-3, Cl B
5.370%, 10/16/28	615,000	618,162
Bridgecrest Lending Auto Securitization Trust, Ser 2025-2, Cl A3
4.780%, 12/15/28	820,000	820,612
Bridgecrest Lending Auto Securitization Trust, Ser 2025-2, Cl D
5.620%, 03/17/31	7,915,000	8,008,866
Bridgecrest Lending Auto Securitization Trust, Ser 2025-3, Cl A3
4.830%, 01/15/29	370,000	370,013
CarMax Auto Owner Trust, Ser 2024-3, Cl A3
4.890%, 07/16/29	790,000	796,423
CarMax Auto Owner Trust, Ser 2024-4, Cl A3
4.600%, 10/15/29	1,475,000	1,481,544
CarMax Auto Owner Trust, Ser 2025-2, Cl A3
4.480%, 03/15/30	480,000	481,361
CarMax Select Receivables Trust, Ser 2025-A, Cl A3
4.770%, 09/17/29	745,000	747,569
Carvana Auto Receivables Trust, Ser 2024-P4, Cl A3
4.640%, 01/10/30	225,000	225,308
Carvana Auto Receivables Trust, Ser 2025-P2, Cl A4
4.750%, 06/10/31	1,005,000	1,012,203
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
CPS Auto Receivables Trust, Ser 2024-B, Cl D
6.420%, 07/15/30 (B)	$2,965,000	$3,040,991
Credit Acceptance Auto Loan Trust, Ser 2024-3A, Cl A
4.680%, 09/15/34 (B)	2,275,000	2,274,731
Credit Acceptance Auto Loan Trust, Ser 2025-1A, Cl A
5.020%, 03/15/35 (B)	925,000	930,936
Drive Auto Receivables Trust, Ser 2024-2, Cl B
4.520%, 07/16/29	765,000	763,461
Drive Auto Receivables Trust, Ser 2025-S1, Cl R2
6.260%, 06/16/29 (B)	5,308,585	5,321,640
Enterprise Fleet Financing, Ser 2024-3, Cl A4
5.060%, 03/20/31 (B)	840,000	852,692
Enterprise Fleet Financing, Ser 2025-1, Cl A3
4.820%, 02/20/29 (B)	335,000	338,197
Enterprise Fleet Financing, Ser 2025-3, Cl A3
4.460%, 09/20/29 (B)	865,000	868,994
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl E
2.900%, 07/17/28 (B)	1,590,000	1,564,381
Exeter Automobile Receivables Trust, Ser 2022-5A, Cl D
7.400%, 02/15/29	3,945,000	4,013,993
Exeter Automobile Receivables Trust, Ser 2023-4A, Cl D
6.950%, 12/17/29	1,100,000	1,134,390
Exeter Automobile Receivables Trust, Ser 2024-1A, Cl D
5.840%, 06/17/30	4,215,000	4,277,222
Exeter Automobile Receivables Trust, Ser 2024-2A, Cl D
5.920%, 02/15/30	2,850,000	2,893,483
Exeter Automobile Receivables Trust, Ser 2024-4A, Cl C
5.480%, 08/15/30	700,000	705,035
Exeter Automobile Receivables Trust, Ser 2025-2A, Cl A3
4.740%, 01/16/29	1,240,000	1,242,268
Exeter Select Automobile Receivables Trust, Ser 2025-1, Cl A3
4.690%, 04/15/30	210,000	210,142
Flagship Credit Auto Trust, Ser 2021-2, Cl D
1.590%, 06/15/27 (B)	4,000,000	3,921,673

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Flagship Credit Auto Trust, Ser 2022-2, Cl D
5.800%, 04/17/28 (B)	$2,110,000	$1,941,014
Ford Credit Auto Lease Trust, Ser 2025-A, Cl A3
4.720%, 06/15/28	420,000	421,931
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/33 (B)	1,750,000	1,711,490
Ford Credit Auto Owner Trust, Ser 2024-B, Cl A3
5.100%, 04/15/29	1,082,000	1,092,906
GLS Auto Receivables Issuer Trust, Ser 2023-1A, Cl D
7.010%, 01/16/29 (B)	1,415,000	1,444,300
GLS Auto Receivables Issuer Trust, Ser 2023-2A, Cl D
6.310%, 03/15/29 (B)	2,341,000	2,389,747
GLS Auto Receivables Issuer Trust, Ser 2024-1A, Cl D
5.950%, 12/17/29 (B)	1,210,000	1,228,981
GLS Auto Receivables Issuer Trust, Ser 2024-3A, Cl B
5.080%, 01/16/29 (B)	365,000	366,249
GLS Auto Receivables Issuer Trust, Ser 2024-4A, Cl A3
4.750%, 07/17/28 (B)	320,000	320,251
GLS Auto Receivables Issuer Trust, Ser 2025-1A, Cl D
5.610%, 11/15/30 (B)	6,100,000	6,175,192
GLS Auto Receivables Issuer Trust, Ser 2025-2A, Cl C
5.110%, 01/15/31 (B)	310,000	311,667
GLS Auto Select Receivables Trust, Ser 2024-4A, Cl A2
4.430%, 12/17/29 (B)	320,386	319,588
GLS Auto Select Receivables Trust, Ser 2025-1A, Cl A2
4.710%, 04/15/30 (B)	423,233	423,282
GLS Auto Select Receivables Trust, Ser 2025-3A, Cl A2
4.460%, 10/15/30 (B)	365,000	364,573
GM Financial Automobile Leasing Trust, Ser 2025-1, Cl A3
4.660%, 02/21/28	570,000	572,303
Hertz Vehicle Financing III, Ser 2023-2A, Cl A
5.570%, 09/25/29 (B)	2,000,000	2,044,883
Hertz Vehicle Financing III, Ser 2024-1A, Cl A
5.440%, 01/25/29 (B)	1,115,000	1,127,835
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Hertz Vehicle Financing, Ser 2022-2A, Cl A
2.330%, 06/26/28 (B)	$1,235,000	$1,184,429
Hyundai Auto Receivables Trust, Ser 2025-B, Cl A3
4.360%, 12/17/29	360,000	360,802
LAD Auto Receivables Trust, Ser 2024-3A, Cl A3
4.520%, 03/15/29 (B)	330,000	329,883
LAD Auto Receivables Trust, Ser 2025-1A, Cl A3
4.690%, 07/16/29 (B)	910,000	913,010
M&T Bank Auto Receivables Trust, Ser 2025-1A, Cl A3
4.730%, 06/17/30 (B)	290,000	291,998
Octane Receivables Trust, Ser 2023-1A, Cl C
6.370%, 09/20/29 (B)	895,000	907,477
Octane Receivables Trust, Ser 2023-2A, Cl C
6.240%, 06/20/31 (B)	3,580,000	3,628,757
Octane Receivables Trust, Ser 2024-2A, Cl D
6.190%, 07/20/32 (B)	1,560,000	1,586,822
Octane Receivables Trust, Ser 2024-3A, Cl D
5.860%, 10/20/31 (B)	1,950,000	1,986,827
Octane Receivables Trust, Ser 2024-RPT1, Cl R1
6.680%, 02/22/30	1,824,000	1,823,991
PenFed Auto Receivables Owner Trust, Ser 2024-A, Cl A3
4.700%, 06/15/29 (B)	340,000	340,650
Santander Drive Auto Receivables Trust, Ser 2023-1, Cl C
5.090%, 05/15/30	4,340,000	4,355,039
Santander Drive Auto Receivables Trust, Ser 2023-S1, Cl R1
8.140%, 04/18/28 (B)	1,728,686	1,736,460
Santander Drive Auto Receivables Trust, Ser 2024-2, Cl D
6.280%, 08/15/31	3,730,000	3,844,132
Santander Drive Auto Receivables Trust, Ser 2024-3, Cl D
5.970%, 10/15/31	3,200,000	3,270,767
Santander Drive Auto Receivables Trust, Ser 2024-4, Cl A3
4.850%, 01/16/29	5,000	5,009

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Santander Drive Auto Receivables Trust, Ser 2024-S1, Cl R1
6.530%, 03/16/29 (B)	$4,986,489	$4,991,599
Santander Drive Auto Receivables Trust, Ser 2024-S2, Cl R1
5.800%, 12/16/28 (B)	5,261,511	5,259,539
Santander Drive Auto Receivables Trust, Ser 2024-S3, Cl R2
5.980%, 10/16/28 (B)	960,039	959,697
Santander Drive Auto Receivables Trust, Ser 2025-2, Cl A3
4.670%, 08/15/29	690,000	691,764
SBNA Auto Lease Trust, Ser 2024-C, Cl A3
4.560%, 02/22/28 (B)	195,000	195,037
SBNA Auto Receivables Trust, Ser 2024-A, Cl D
6.040%, 04/15/30 (B)	2,155,000	2,210,969
SFS Auto Receivables Securitization Trust, Ser 2024-3A, Cl A3
4.550%, 06/20/30 (B)	265,000	265,594
SFS Auto Receivables Securitization Trust, Ser 2025-1A, Cl A3
4.750%, 07/22/30 (B)	285,000	286,555
SFS Auto Receivables Securitization Trust, Ser 2025-2A, Cl A3
4.440%, 12/20/30 (B)	1,000,000	1,002,291
Tesla Auto Lease Trust, Ser 2023-B, Cl A3
6.130%, 09/21/26 (B)	556,307	557,601
Tesla Auto Lease Trust, Ser 2023-B, Cl B
6.570%, 08/20/27 (B)	870,000	875,898
Tesla Auto Lease Trust, Ser 2024-A, Cl A3
5.300%, 06/21/27 (B)	1,170,000	1,172,599
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A2A
5.540%, 12/21/26 (B)	212,999	213,204
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A4
5.380%, 02/20/29 (B)	900,000	912,583
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl A3
5.290%, 06/20/50 (B)	1,335,000	1,340,381
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
USB Auto Owner Trust, Ser 2025-1A, Cl A3
4.490%, 06/17/30 (B)	$145,000	$144,957
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl D
6.790%, 11/15/28 (B)	1,925,000	1,971,706
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl D
7.010%, 11/15/28 (B)	2,340,000	2,386,504
Westlake Automobile Receivables Trust, Ser 2024-1A, Cl D
6.020%, 10/15/29 (B)	2,010,000	2,042,888
Westlake Automobile Receivables Trust, Ser 2024-2A, Cl D
5.910%, 04/15/30 (B)	1,005,000	1,018,637
Westlake Automobile Receivables Trust, Ser 2024-3A, Cl A3
4.710%, 04/17/28 (B)	480,000	480,847
Westlake Automobile Receivables Trust, Ser 2025-1A, Cl A3
4.750%, 08/15/28 (B)	1,310,000	1,312,750
Westlake Automobile Receivables Trust, Ser 2025-1A, Cl D
5.540%, 11/15/30 (B)	3,570,000	3,613,411
Westlake Automobile Receivables Trust, Ser 2025-2A, Cl A3
4.510%, 05/15/29 (B)	285,000	285,189
Wheels Fleet Lease Funding 1, Ser 2024-2A, Cl A1
4.870%, 06/21/39 (B)	429,281	431,184
Wheels Fleet Lease Funding 1, Ser 2024-3A, Cl A1
4.800%, 09/19/39 (B)	700,000	703,396
World Omni Auto Receivables Trust, Ser 2024-C, Cl A3
4.430%, 12/17/29	500,000	500,543
World Omni Select Auto Trust, Ser 2024-A, Cl A3
4.980%, 02/15/30	460,000	461,391
		142,851,268
Other Asset-Backed Securities — 3.2%
Affirm Asset Securitization Trust, Ser 2025-X1, Cl D
6.110%, 04/15/30 (B)	3,200,000	3,197,225

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Affirm Master Trust, Ser 2025- 2A, Cl A
4.670%, 07/15/33 (B)	$1,120,000	$1,119,576
AGL CLO, Ser 2021-11A, Cl C
6.629%, TSFR3M + 2.312%, 04/15/34 (A)(B)	2,750,000	2,761,528
Apollo Aviation Securitization, Ser 2025-1A, Cl A
5.943%, 02/16/50 (B)	397,363	403,092
Applebee's Funding, Ser 2025-1A, Cl A2
6.720%, 06/07/55 (B)	2,060,000	2,056,764
BHG Securitization Trust, Ser 2025-2CON, Cl A
4.840%, 09/17/36 (B)	530,000	529,948
CIFC Funding 2019-III, Ser 2025-3A, Cl CR2
6.118%, TSFR3M + 1.800%, 01/16/38 (A)(B)	2,285,000	2,271,372
Compass Datacenters Issuer II, Ser 2024-2A, Cl A1
5.022%, 08/25/49 (B)	335,000	334,295
Compass Datacenters Issuer III, Ser 2025-1A, Cl A2
5.656%, 02/25/50 (B)	245,000	247,400
Consumer Portfolio Services Auto Trust, Ser 2025-B, Cl D
5.560%, 07/15/31 (B)	2,505,000	2,523,678
Crockett Partners Equipment IIA, Ser 2024-1C, Cl A
6.050%, 01/20/31 (B)	543,441	546,412
CyrusOne Data Centers Issuer I, Ser 2025-1A, Cl A2
5.910%, 02/20/50 (B)	675,000	687,838
EnFin Residential Solar Receivables Trust, Ser 2024-2A, Cl A
5.980%, 09/20/55 (B)	1,398,968	1,336,209
FASST, Ser 2021-S1, Cl A2
1.750%, 07/25/51 (B)	4,323,894	4,248,321
FASST, Ser 2021-S2, Cl A2
2.750%, 09/25/71 (B)(D)	2,151,839	2,096,248
FASST, Ser 2022-S4, Cl A2A
3.000%, 01/25/57 (B)	2,820,568	2,805,590
Frontier Issuer, Ser 2023-1, Cl A2
6.600%, 08/20/53 (B)	1,625,000	1,645,272
Frontier Issuer, Ser 2023-1, Cl C
11.500%, 08/20/53 (B)	1,000,000	1,046,729
Frontier Issuer, Ser 2024-1, Cl A2
6.190%, 06/20/54 (B)	880,000	903,526
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Golub Capital Partners CLO, Ser 2025-78A, Cl C
6.326%, TSFR3M + 2.000%, 04/21/39 (A)(B)	$3,115,000	$3,076,421
GoodLeap Sustainable Home Solutions Trust, Ser 2021-5CS, Cl B
2.560%, 10/20/48 (B)	2,126,053	1,577,124
GoodLeap Sustainable Home Solutions Trust, Ser 2023-1GS, Cl A
5.520%, 02/22/55 (B)	1,491,000	1,390,330
GreenSky Home Improvement Issuer Trust, Ser 2024-2, Cl A4
5.150%, 10/27/59 (B)	91,793	92,420
GreenSky Home Improvement Trust, Ser 2024-1, Cl A3
5.550%, 06/25/59 (B)	365,000	372,222
Hotwire Funding, Ser 2024-1A, Cl A2
5.893%, 06/20/54 (B)	1,820,000	1,838,359
MetroNet Infrastructure Issuer, Ser 2025-2A, Cl A2
5.400%, 08/20/55 (B)	455,000	454,962
Mission Lane Credit Card Master Trust, Ser 2024-B, Cl A
5.880%, 01/15/30 (B)	610,000	613,087
Mosaic Solar Loan Trust, Ser 2022-1A, Cl B
3.160%, 01/20/53 (B)	1,002,879	758,211
MVW Owner Trust, Ser 2024-1A, Cl C
6.200%, 02/20/43 (B)	681,654	688,525
Neuberger Berman Loan Advisers CLO, Ser 2022-47A, Cl C
6.370%, TSFR3M + 2.050%, 04/14/35 (A)(B)	6,000,000	6,007,314
New Economy Assets, Ser 2021-1, Cl A1
1.910%, 10/20/61 (B)	1,090,000	893,970
OWN Equipment Fund I, Ser 2024-2M, Cl A
5.700%, 12/20/32 (B)	805,087	811,746
Pagaya AI Debt Trust, Ser 2024-10, Cl D
6.429%, 06/15/32 (B)	3,425,955	3,435,097
Pagaya AI Debt Trust, Ser 2024-3, Cl C
7.297%, 10/15/31 (B)	1,395,403	1,409,287
Pagaya AI Debt Trust, Ser 2025-1, Cl D
6.282%, 07/15/32 (B)	2,569,781	2,575,749

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Pagaya AI Debt Trust, Ser 2025-4, Cl D
6.572%, 01/17/33 (B)	$2,895,000	$2,903,770
Renew, Ser 2024-2A, Cl A
5.326%, 11/20/60 (B)	985,743	930,629
Republic Finance Issuance Trust, Ser 2024-A, Cl A
5.910%, 08/20/32 (B)	405,000	409,547
SBAP, Ser 2006-20B, Cl 1
5.350%, 02/01/26	350	350
SBAP, Ser 2006-20C, Cl 1
5.570%, 03/01/26	354	353
SBAP, Ser 2007-20C, Cl 1
5.230%, 03/01/27	504	504
SCF Equipment Trust, Ser 2025-1A, Cl A3
5.110%, 11/21/33 (B)	615,000	625,654
SEB Funding, Ser 2024-1A, Cl A2
7.386%, 04/30/54 (B)	30,000	30,529
Sierra Timeshare Receivables Funding, Ser 2024-1A, Cl C
5.940%, 01/20/43 (B)	862,629	867,482
Sierra Timeshare Receivables Funding, Ser 2024-2A, Cl A
5.140%, 06/20/41 (B)	767,540	771,471
SMB Private Education Loan Trust, Ser 2017-B, Cl A2A
2.820%, 10/15/35 (B)	17,270	17,083
SMB Private Education Loan Trust, Ser 2018-A, Cl A2A
3.500%, 02/15/36 (B)	288,878	285,365
SMB Private Education Loan Trust, Ser 2023-B, Cl A1A
4.990%, 10/16/56 (B)	1,241,233	1,238,369
SMB Private Education Loan Trust, Ser 2024-A, Cl A1A
5.240%, 03/15/56 (B)	1,565,372	1,585,874
SoFi Consumer Loan Program Trust, Ser 2025-2, Cl A
4.820%, 06/25/34 (B)	380,000	379,968
Sunnova Helios XI Issuer, Ser 2023-A, Cl A
5.300%, 05/20/50 (B)	880,250	804,255
Sunnova Helios XII Issuer, Ser 2023-B, Cl A
5.300%, 08/22/50 (B)	864,191	790,804
Sunnova Hestia I Issuer, Ser 2023-GRID1, Cl 1A
5.750%, 12/20/50 (B)	1,042,952	1,044,181
Sunnova Hestia II Issuer, Ser 2024-GRID1, Cl 1A
5.630%, 07/20/51 (B)	1,050,256	1,042,493
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Sunrun Julius Issuer, Ser 2023-2A, Cl A1
6.600%, 01/30/59 (B)	$1,221,321	$1,217,665
United States Small Business Administration, Ser 2005-20H, Cl 1
5.110%, 08/01/25	607	607
United States Small Business Administration, Ser 2005-20J, Cl 1
5.090%, 10/01/25	828	827
United States Small Business Administration, Ser 2006-20F, Cl 1
5.820%, 06/01/26	168	168
United States Small Business Administration, Ser 2006-20G, Cl 1
6.070%, 07/01/26	441	441
United States Small Business Administration, Ser 2006-20H, Cl 1
5.700%, 08/01/26	474	475
United States Small Business Administration, Ser 2007-20D, Cl 1
5.320%, 04/01/27	1,763	1,761
United States Small Business Administration, Ser 2007-20E, Cl 1
5.310%, 05/01/27	648	644
United States Small Business Administration, Ser 2007-20F, Cl 1
5.710%, 06/01/27	1,408	1,416
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (B)	314,669	299,801
Vivint Solar Financing VII, Ser 2020-1A, Cl A
2.210%, 07/31/51 (B)	1,158,030	1,038,266
Volofin Finance Designated Activity, Ser 2024-1A, Cl A
5.935%, 06/15/37 (B)	561,863	566,392
Zayo Issuer, Ser 2025-2A, Cl A2
5.953%, 06/20/55 (B)	1,305,000	1,331,853
Ziply Fiber Issuer, Ser 2024-1A, Cl A2
6.640%, 04/20/54 (B)	1,340,000	1,370,004
		76,314,848
Total Asset-Backed Securities
(Cost $217,647,848)		219,166,116

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2025 (Unaudited)

MUNICIPAL BONDS — 2.8%
	Face Amount	Value
Alaska — 0.1%
City of Port Lions Alaska, RB
7.500%, 10/01/52	$3,025,000	$3,126,816

California — 0.9%
California Community Choice Financing Authority, RB
6.125%, 04/01/30	1,500,000	1,544,163
California Health Facilities Financing Authority, RB
3.034%, 06/01/34	1,865,000	1,634,648
2.984%, 06/01/33	3,090,000	2,752,164
City & County of San Francisco California, GO
5.770%, 06/15/45	1,500,000	1,505,314
City & County of San Francisco California Community Facilities District No. 2014-1, Special Tax
6.332%, 09/01/51	1,250,000	1,282,876
3.482%, 09/01/50	2,500,000	1,762,331
City of Los Angeles California, Ser A, GO
5.000%, 09/01/42	2,500,000	2,395,433
4.750%, 09/01/38	2,000,000	1,941,178
City of Los Angeles Department of Airports Customer Facility Charge Revenue, RB
3.258%, 05/15/30	2,250,000	2,130,498
3.158%, 05/15/29	1,000,000	955,867
Regents of the University of California Medical Center Pooled Revenue, RB
4.563%, 05/15/53	600,000	505,475
San Jose Financing Authority, RB
4.662%, 05/01/37	500,000	479,260
State of California, GO
7.625%, 03/01/40	40,000	47,496
7.550%, 04/01/39	100,000	119,546
7.500%, 04/01/34	675,000	781,289
7.300%, 10/01/39	625,000	717,450
		20,554,988
Connecticut — 0.1%
Connecticut Green Bank, RB
2.900%, 11/15/35	2,500,000	2,154,862

District of Columbia — 0.2%
District of Columbia, RB
3.532%, 04/01/47	1,600,000	1,061,554
2.932%, 04/01/33	1,590,000	1,348,419
		2,409,973
MUNICIPAL BONDS — continued
	Face Amount	Value
Hawaii — 0.0%
City & County of Honolulu Hawaii, Ser D, RB
4.970%, 07/01/35	$840,000	$853,435
State of Hawaii Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	650,632	635,429
		1,488,864
Illinois — 0.1%
State of Illinois, GO
5.100%, 06/01/33	1,614,216	1,649,178

Iowa — 0.0%
Iowa Finance Authority, RB
7.000%, 11/01/27 (B)	415,000	418,182

Maryland — 0.1%
Maryland Economic Development, RB
5.942%, 05/31/57	2,250,000	2,236,332
5.433%, 05/31/56	500,000	472,163
Montgomery County Housing Opportunities Commission, RB
5.418%, 12/01/44	1,000,000	962,205
		3,670,700
Minnesota — 0.2%
Minnesota Housing Finance Agency, Ser D, RB
5.947%, 08/01/54	1,200,000	1,190,640
5.897%, 08/01/49	1,400,000	1,385,456
		2,576,096
Montana — 0.0%
County of Gallatin Montana, RB
11.500%, 09/01/27 (B)	1,000,000	1,025,442
		1,025,442
New Hampshire — 0.3%
New Hampshire Business Finance Authority, RB
5.876%, 12/01/35	1,500,000	1,552,325
5.694%, 11/01/45	1,000,000	959,615
4.650%, 02/01/29 (A)(B)	5,500,000	5,500,000
4.520%, 07/01/33 (A)(B)	850,000	850,000
		8,861,940
New Jersey — 0.2%
New Jersey Housing & Mortgage Finance Agency, Ser C, RB
3.100%, 11/01/40	3,100,000	2,384,759
New Jersey Turnpike Authority, RB
7.414%, 01/01/40	275,000	326,266

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2025 (Unaudited)

MUNICIPAL BONDS — continued
	Face Amount	Value
7.102%, 01/01/41	$925,000	$1,057,329
		3,768,354
New York — 0.2%
City of New York New York, Ser D-1, GO
5.094%, 10/01/49	1,000,000	937,935
New York City Housing Development, Ser D, RB
5.448%, 08/01/54	850,000	791,140
New York State Energy Research & Development Authority, Ser A, RB
4.871%, 04/01/37	1,947,000	1,765,125
New York Transportation Development, RB
6.971%, 06/30/51	2,500,000	2,423,921
United Nations Development, Ser A, RB
6.536%, 08/01/55	400,000	416,308
		6,334,429
Ohio — 0.3%
American Municipal Power, RB
7.499%, 02/15/50	2,320,000	2,675,595
American Municipal Power, Sub-Ser, RB
6.449%, 02/15/44	1,740,000	1,833,500
American Municipal Power, Ser E-RMKT, RB
6.270%, 02/15/50	730,000	744,677
Toledo-Lucas County Port Authority, Ser D-2-NORTHWEST, RB
5.850%, 11/15/44 (B)	1,345,000	1,315,179
		6,568,951
Oregon — 0.1%
State of Oregon, GO
5.832%, 05/01/45	1,000,000	1,025,342

Pennsylvania — 0.0%
Redevelopment Authority of the City of Philadelphia, Ser A, RB
5.226%, 09/01/40	610,000	594,342

South Dakota — 0.0%
South Dakota Housing Development Authority, Ser E, RB
5.460%, 05/01/53	245,000	247,603

Wisconsin — 0.0%
Public Finance Authority, RB
6.250%, 06/01/31 (B)	500,000	499,897
MUNICIPAL BONDS — continued
	Face Amount	Value
Public Finance Authority, Ser A, RB
5.292%, 07/01/29	$550,000	$556,793
		1,056,690
Total Municipal Bonds
(Cost $68,885,608)		67,532,752

SOVEREIGN DEBT — 1.3%

CANADA — 0.5%
Export Development Canada
4.750%, 06/05/34	$5,000,000	$5,141,606
OMERS Finance Trust
4.000%, 04/19/52(B)	3,345,000	2,557,602
3.500%, 04/19/32	5,000,000	4,715,455
		12,414,663
COLOMBIA — 0.1%
Colombia Government International Bond
8.750%, 11/14/53	1,375,000	1,397,908

DOMINICAN REPUBLIC — 0.0%
Dominican Republic International Bond
6.600%, 06/01/36(B)	650,000	658,821

ECUADOR — 0.1%
Amazon Conservation DAC
6.034%, 01/16/42(B)	2,000,000	2,009,700

FRANCE — 0.1%
Caisse d'Amortissement de la Dette Sociale MTN
2.125%, 01/26/32(B)	2,500,000	2,189,059

IRELAND — 0.2%
BB Blue Financing DAC
4.395%, 09/20/37	2,500,000	2,418,855
GPS Blue Financing DAC
5.645%, 11/09/41(B)	2,500,000	2,435,000
		4,853,855

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2025 (Unaudited)

SOVEREIGN DEBT — continued
	Face Amount	Value
JAPAN — 0.1%
Japan Bank for International Cooperation
4.375%, 10/05/27	$1,000,000	$1,005,137
Japan International Cooperation Agency
4.250%, 05/22/30	470,000	471,041
		1,476,178
MEXICO — 0.0%
Mexico Government International Bond
5.850%, 07/02/32	1,205,000	1,212,230

NETHERLANDS — 0.2%
Nederlandse Waterschapsbank
4.500%, 01/16/30(B)	1,000,000	1,018,233
4.375%, 02/28/29(B)	500,000	505,276
1.000%, 05/28/30(B)	2,500,000	2,167,958
		3,691,467
RUSSIA — 0.0%
Serbia International Bond
6.000%, 06/12/34(B)	850,000	866,796

Total Sovereign Debt
(Cost $31,210,573)		30,770,677
BANK LOAN OBLIGATIONS — 0.1%
	Face Amount	Value
ECOLOGICAL SERVICES & EQUIPMENT — 0.1%
LTR Intermediate Holdings Term Loan
9.460%, 05/05/28	$496,124	$486,306
Terraform Power Operating Specified Refinancing Term Loan
6.296%, TSFR1M + 2.500%, 05/21/29(A)	1,625,000	1,622,286
Vistra Zero Operating Company Term Loan
6.324%, 03/20/31	995,000	985,229
		3,093,821
Total Bank Loan Obligations
(Cost $3,108,993)		3,093,821

U.S. GOVERNMENT AGENCY OBLIGATION — 0.0%

United States International Development Finance
1.790%, 10/15/29	$273,654	$259,912

Total U.S. Government Agency Obligation
(Cost $262,109)		259,912
Total Investments in Securities— 98.0%
(Cost $2,391,679,503)		$2,333,922,264

Percentages are based on Net Assets of $2,382,221,115.

A list of the open futures contracts held by the Fund at July 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
U.S. 5-Year Treasury Note	1,075	Sep-2025	$115,940,223	$116,284,766	$344,543
U.S. Ultra Long Treasury Bond	723	Sep-2025	84,727,492	84,816,937	89,445
			$200,667,715	$201,101,703	$433,988

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2025 (Unaudited)

‡	Real Estate Investment Trust.
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at July 31, 2025 was $466,499,946 and represented 19.6% of Net Assets.
(C)	Perpetual security with no stated maturity date.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Zero coupon security.

Cl — Class CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
MTN — Medium Term Note
PJSC — Public Joint-Stock Company
REMIC — Real Estate Mortgage Investment Conduit
RFUCCT1Y — Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year RB — Revenue Bond
Ser — Series SOFR — Secured Overnight Financing Rate SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Secured Overnight Financing Rate Index
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month
TSFR12M — Term Secured Overnight Financing Rate 12 Month
USBMMY3M — U.S. Treasury 3 Month Bill Money Market Yield
USD — U.S. Dollar
USISDA05 — US Mid-Market Swap Rate 5 Year

CRI-QH-001-0800

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JULY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS — 26.4%
	Face Amount	Value
U.S. Treasury Bonds
4.750%, 05/15/55	$40,040,000	$39,164,125
U.S. Treasury Notes
4.414%, USBMMY3M + 0.205%, 10/31/26(A)	35,830,000	35,869,123
4.369%, USBMMY3M + 0.160%, 04/30/27(A)	12,140,000	12,147,176
4.359%, USBMMY3M + 0.150%, 04/30/26(A)	19,580,000	19,595,110
4.000%, 02/28/30	15,350,000	15,391,373
3.875%, 06/30/30	59,060,000	58,833,911
1.250%, 06/30/28	3,010,000	2,792,833

Total U.S. Treasury Obligations
(Cost $183,846,654)		183,793,651

CORPORATE OBLIGATIONS — 25.5%

COMMUNICATION SERVICES — 0.5%
Alphabet
1.100%, 08/15/30	$2,500,000	$2,155,113
Charter Communications Operating
6.100%, 06/01/29	810,000	844,958
4.200%, 03/15/28	310,000	306,522
		3,306,593
CONSUMER DISCRETIONARY — 0.3%
Ford Motor Credit
5.303%, 09/06/29	560,000	549,781
General Motors Financial
3.600%, 06/21/30	1,625,000	1,526,820
		2,076,601
CONSUMER STAPLES — 0.2%
Coty
6.625%, 07/15/30(B)	525,000	539,545
CVS Pass-Through Trust
6.036%, 12/10/28	958,388	967,769
		1,507,314
ENERGY — 1.3%
Devon Energy
7.875%, 09/30/31	105,000	120,239
Expand Energy
5.375%, 03/15/30	620,000	620,938
MidAmerican Energy
3.650%, 04/15/29	1,000,000	977,604
NFE Financing
12.000%, 11/15/29(B)	1,917,600	679,348
Occidental Petroleum
6.625%, 09/01/30	650,000	686,128
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
5.200%, 08/01/29	$1,975,000	$1,980,792
Ovintiv
5.650%, 05/15/28	1,000,000	1,024,752
Patterson-UTI Energy
3.950%, 02/01/28	1,525,000	1,475,707
South Bow USA Infrastructure Holdings
5.026%, 10/01/29(B)	1,580,000	1,578,564
		9,144,072
FINANCIALS — 18.8%
Aircastle
5.000%, 09/15/30(B)	1,735,000	1,731,729
American Express
3.550%, H15T5Y + 2.854%(A)(C)	360,000	351,858
Anglo American Capital
3.875%, 03/16/29(B)	200,000	195,137
2.625%, 09/10/30(B)	200,000	180,450
Arab Petroleum Investments
5.428%, 05/02/29(B)	1,000,000	1,030,180
Ares Capital
7.000%, 01/15/27	240,000	247,056
2.875%, 06/15/28	650,000	614,227
Ares Strategic Income Fund
5.700%, 03/15/28(B)	2,105,000	2,115,767
Asian Development Bank MTN
1.750%, 08/14/26	1,165,000	1,136,287
Athene Global Funding
5.583%, 01/09/29(B)	2,485,000	2,553,546
Aviation Capital Group
6.375%, 07/15/30(B)	1,300,000	1,377,712
Avolon Holdings Funding
5.375%, 05/30/30(B)	3,925,000	3,992,370
Bank of Ireland Group
6.253%, H15T1Y + 2.650%, 09/16/26(A)(B)	1,000,000	1,001,762
Barclays
5.690%, SOFRRATE + 1.740%, 03/12/30(A)	1,910,000	1,971,294
5.674%, SOFRRATE + 1.490%, 03/12/28(A)	760,000	772,561
BB Blue Financing DAC
4.395%, 09/20/29	2,500,000	2,500,886
Blue Owl Capital
2.875%, 06/11/28	810,000	755,495
Blue Owl Credit Income
7.750%, 01/15/29	955,000	1,014,873
BNP Paribas
5.176%, SOFRRATE + 1.520%, 01/09/30(A)(B)	2,390,000	2,434,151

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JULY 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
CDP Financial MTN
1.000%, 05/26/26(B)	$1,000,000	$973,449
Central American Bank for Economic Integration
5.000%, 02/09/26(B)	500,000	500,724
Charles Schwab
4.000%, H15T5Y + 3.168%(A)(C)	2,560,000	2,523,538
Citibank
5.057%, SOFRRATE + 0.712%, 11/19/27(A)	1,500,000	1,503,043
4.876%, SOFRRATE + 0.712%, 11/19/27(A)	2,000,000	2,007,961
Citigroup
4.000%, H15T5Y + 3.597%(A)(C)	2,960,000	2,940,239
Citizens Bank
4.575%, SOFRRATE + 2.000%, 08/09/28(A)	520,000	519,438
Citizens Financial Group
5.841%, SOFRRATE + 2.010%, 01/23/30(A)	640,000	660,866
Clearinghouse Community Development Financial Institution
7.000%, 10/15/30(B)	1,000,000	1,010,324
Conservation Fund A Nonprofit
3.474%, 12/15/29	3,000,000	2,816,090
Cooperatieve Rabobank UA
1.106%, H15T1Y + 0.550%, 02/24/27(A)(B)	2,450,000	2,401,316
Corebridge Financial
6.875%, H15T5Y + 3.846%, 12/15/52(A)	4,123,000	4,233,903
Enel Finance International
5.125%, 06/26/29(B)	2,000,000	2,030,878
European Investment Bank
3.250%, 11/15/27	700,000	689,069
2.375%, 05/24/27	1,253,000	1,217,152
2.125%, 04/13/26	500,000	492,531
Fifth Third Bancorp
6.339%, SOFRRATE + 2.340%, 07/27/29(A)	1,325,000	1,392,290
Foundry JV Holdco
5.900%, 01/25/33(B)	3,000,000	3,082,878
Goldman Sachs Group
4.387%, SOFRRATE + 1.510%, 06/15/27(A)	1,000,000	997,424
Golub Capital BDC
2.500%, 08/24/26	1,610,000	1,567,986
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Hanwha Futureproof
4.750%, 04/30/28(B)	$500,000	$503,540
Huntington Bancshares
6.208%, SOFRRATE + 2.020%, 08/21/29(A)	1,360,000	1,422,610
Inter-American Development Bank
4.676%, SOFRINDX + 0.280%, 04/12/27(A)	1,000,000	1,000,369
Inter-American Investment
4.125%, 02/15/28	2,500,000	2,504,817
International Bank for Reconstruction & Development
0.000%, 03/31/27(D)	2,500,000	2,374,905
0.000%, 03/31/28(D)	1,000,000	979,710
International Development Association
4.375%, 11/27/29(B)	2,125,000	2,152,493
4.000%, 06/11/30(B)	450,000	448,846
0.875%, 04/28/26(B)	1,000,000	975,022
0.375%, 09/23/25	500,000	497,030
International Finance Facility for Immunisation
4.750%, 11/03/25	1,500,000	1,499,620
4.125%, 10/29/27	1,000,000	1,001,101
1.000%, 04/21/26	1,000,000	976,354
JPMorgan Chase
6.070%, SOFRRATE + 1.330%, 10/22/27(A)	5,000,000	5,090,217
Kreditanstalt fuer Wiederaufbau
1.750%, 09/14/29	1,000,000	917,271
Liberty Utilities Finance GP 1
2.050%, 09/15/30(B)	1,000,000	874,447
LPL Holdings
5.150%, 06/15/30	3,190,000	3,226,422
M&T Bank
4.833%, SOFRRATE + 0.930%, 01/16/29(A)	1,000,000	1,005,192
Mars
4.650%, 04/20/31(B)	1,000,000	1,004,276
MetLife
3.850%, H15T5Y + 3.576%(A)(C)	465,000	463,368
NatWest Group
8.000%, USSW5 + 5.720%(A)(C)	1,280,000	1,280,581
NHP Foundation
5.850%, 12/01/28	250,000	260,200
Oaktree Strategic Credit Fund
8.400%, 11/14/28	1,415,000	1,522,784

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JULY 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
OPEC Fund for International Development
4.500%, 01/26/26(B)	$1,000,000	$999,171
OWS Cre Funding I
9.860%, US0001M + 4.900%, 09/15/25(A)(B)	1,161,064	1,156,188
Prudential Financial
5.700%, US0003M + 2.665%, 09/15/48(A)	2,115,000	2,140,841
1.500%, 03/10/26	1,000,000	982,242
Santander Holdings USA
5.353%, SOFRRATE + 1.940%, 09/06/30(A)	785,000	799,286
Societe Generale MTN
6.221%, H15T1Y + 3.200%, 06/15/33(A)(B)	440,000	455,924
Solar Star Funding
5.375%, 06/30/35(B)	685,651	699,623
3.950%, 06/30/35(B)	642,821	606,602
Starwood Property Trust
7.250%, 04/01/29‡(B)	500,000	523,948
6.000%, 04/15/30‡(B)	360,000	363,535
Toronto-Dominion Bank
5.146%, H15T5Y + 1.500%, 09/10/34(A)	2,935,000	2,951,231
4.568%, 12/17/26	4,820,000	4,827,735
Truist Bank
4.632%, H15T5Y + 1.150%, 09/17/29(A)	2,000,000	1,983,575
Truist Financial MTN
7.161%, SOFRRATE + 2.446%, 10/30/29(A)	1,965,000	2,120,551
4.950%, H15T5Y + 4.605%(A)(C)	2,055,000	2,050,955
UBS Group
5.617%, USISSO01 + 1.340%, 09/13/30(A)(B)	2,000,000	2,070,544
5.125%, H15T5Y + 4.855%(A)(C)	2,140,000	2,132,831
3.875%, H15T5Y + 3.098%(A)(B)(C)	1,590,000	1,563,433
US Bancorp
5.300%, TSFR3M + 3.176%(A)(C)	985,000	981,060
USAA Capital
2.125%, 05/01/30(B)	2,500,000	2,260,375
Volkswagen Group of America Finance
5.350%, 03/27/30(B)	2,165,000	2,196,054
Wells Fargo MTN
4.540%, SOFRRATE + 1.560%, 08/15/26(A)	1,000,000	999,708
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
3.900%, H15T5Y + 3.453%(A)(C)	$1,160,000	$1,149,177
WLB Asset II D Pte
6.500%, 12/21/26(B)	1,000,000	954,869
WLB Asset VI Pte
7.250%, 12/21/27(B)	1,000,000	1,036,886
WLB Asset VII Pte
5.880%, 07/30/29(B)	500,000	499,488
		130,025,447
INDUSTRIALS — 0.3%
Norfolk Southern
2.300%, 05/15/31	2,500,000	2,212,369

INFORMATION TECHNOLOGY — 0.6%
Apple
3.000%, 06/20/27	1,165,000	1,142,618
Arrow Electronics
5.150%, 08/21/29	1,900,000	1,926,681
Intel
4.150%, 08/05/32	1,000,000	940,818
		4,010,117
MATERIALS — 0.8%
Alcoa Nederland Holding BV
7.125%, 03/15/31(B)	685,000	714,393
Celanese US Holdings
6.850%, 11/15/28	1,790,000	1,863,424
Freeport-McMoRan
5.250%, 09/01/29	810,000	818,439
LD Celulose International GmbH
7.950%, 01/26/32(B)	200,000	209,100
Smurfit Kappa Treasury ULC
5.200%, 01/15/30	2,250,000	2,295,799
		5,901,155
REAL ESTATE — 0.1%
ERP Operating
4.150%, 12/01/28‡	1,000,000	993,422

UTILITIES — 2.6%
Avangrid
3.800%, 06/01/29	2,000,000	1,948,791
California Buyer
6.375%, 02/15/32(B)	675,000	681,505
CenterPoint Energy
7.000%, H15T5Y + 3.254%, 02/15/55(A)	1,500,000	1,565,205
Columbia Pipelines Holding
6.042%, 08/15/28(B)	445,000	462,485
Comision Federal de Electricidad
5.700%, 01/24/30(B)	525,000	522,191

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JULY 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
Consumers 2023 Securitization Funding
5.550%, 03/01/28	$602,679	$606,765
Continental Wind
6.000%, 02/28/33(B)	888,416	901,869
Electricite de France
3.625%, 10/13/25(B)	2,250,000	2,243,922
Korea Electric Power
4.875%, 01/31/27(B)(E)	250,000	251,232
NextEra Energy Capital Holdings
6.700%, H15T5Y + 2.364%, 09/01/54(A)	3,008,000	3,103,197
NextEra Energy Operating Partners
7.250%, 01/15/29(B)	1,016,000	1,036,120
PG&E Recovery Funding
4.838%, 06/01/33	2,296,670	2,301,727
San Diego Gas & Electric
4.950%, 08/15/28	1,000,000	1,018,024
Sempra
6.625%, H15T5Y + 2.354%, 04/01/55(A)	2,029,000	1,992,773
		18,635,806
Total Corporate Obligations
(Cost $177,858,213)		177,812,896

MORTGAGE-BACKED SECURITIES — 24.2%

Agency Mortgage-Backed Obligations — 13.0%
FHLMC Multiclass Certificates, Ser 2024-P016, Cl A2
4.614%, 09/25/33 (A)	$2,500,000	$2,494,088
FHLMC Multifamily ML Certificates, Ser 2023-ML18, Cl XCA, IO
1.439%, 09/25/37 (A)	23,250,781	2,407,114
FNMA
5.136%, 07/01/29 (A)	1,000,000	1,007,882
GNMA
6.000%, 02/20/55	2,749,353	2,788,513
6.000%, 12/20/54	4,134,347	4,193,233
6.000%, 11/20/54	4,745,109	4,812,695
6.000%, 10/20/54	7,732,787	7,842,928
6.000%, 09/20/54	8,230,090	8,349,187
6.000%, 08/20/54	8,293,004	8,416,931
6.000%, 07/20/54	8,401,869	8,531,435
6.000%, 06/20/54	3,502,211	3,558,924
6.000%, 05/20/54	3,728,080	3,789,498
6.000%, 04/20/54	6,375,223	6,483,836
6.000%, 02/20/54	6,513,290	6,627,918
6.000%, 12/20/53	4,746,248	4,833,792
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
6.000%, 11/20/53	$5,669,162	$5,773,728
6.000%, 10/20/53	4,690,718	4,778,316
5.500%, 09/20/54	550,427	549,644
5.000%, 02/20/53	561,378	550,391
5.000%, 11/20/52	525,484	515,769
4.500%, 12/20/52	786,190	750,267
4.500%, 10/20/52	369,205	352,685
4.000%, 09/20/52	879,941	817,635
3.500%, 12/20/52	208,698	187,941
3.500%, 04/20/52	551,771	498,218
3.000%, 12/20/51	429,752	376,207
		91,288,775
Non-Agency Mortgage-Backed Obligations — 11.2%
Aventura Mall Trust, Ser AVM, Cl D
4.112%, 07/05/40 (A)(B)	1,200,000	1,145,888
BBCMS Mortgage Trust, Ser 2018-TALL, Cl A
5.261%, TSFR1M + 0.919%, 03/15/37 (A)(B)	1,670,000	1,586,779
BBCMS Mortgage Trust, Ser 2018-TALL, Cl C
5.660%, TSFR1M + 1.318%, 03/15/37 (A)(B)	2,400,000	2,184,704
BBCMS Mortgage Trust, Ser 2024-5C25, Cl C
6.643%, 03/15/57 (A)	925,000	946,551
BBCMS Mortgage Trust, Ser CHRS, Cl D
4.267%, 08/05/38 (A)(B)	1,500,000	1,296,351
BBCMS Mortgage Trust, Ser TALL, Cl D
5.988%, TSFR1M + 1.646%, 03/15/37 (A)(B)	1,000,000	880,273
Benchmark Mortgage Trust, Ser V13, Cl C
5.908%, 02/15/58 (A)	1,750,000	1,748,142
Benchmark Mortgage Trust, Ser V15, Cl C
6.268%, 06/15/58	410,000	416,445
Benchmark Mortgage Trust, Ser V6, Cl D
4.000%, 03/15/57	1,200,000	1,066,895
BMO Mortgage Trust, Ser 2023-C7, Cl C
7.123%, 12/15/56 (A)	250,000	265,314
BMO Mortgage Trust, Ser 5C5, Cl D
4.500%, 02/15/57 (B)	1,400,000	1,229,762
BMO Mortgage Trust, Ser 5C8, Cl D
4.500%, 12/15/57 (B)	1,200,000	1,064,992
BPR Trust, Ser 2023-BRK2, Cl A
6.899%, 10/05/38 (A)(B)	2,100,000	2,184,857

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JULY 31, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
BPR Trust, Ser 2023-BRK2, Cl C
8.335%, 10/05/38 (A)(B)	$1,500,000	$1,567,847
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
5.556%, TSFR1M + 1.214%, 09/15/36 (A)(B)	1,211,035	1,206,115
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
5.832%, TSFR1M + 1.490%, 01/17/39 (A)(B)	2,500,000	2,498,437
BX Trust, Ser 2022-CLS, Cl B
6.300%, 10/13/27 (B)	2,200,000	2,208,180
Cantor Commercial Real Estate Lending, Ser 2019-CF2, Cl E
2.500%, 11/15/52 (B)	2,000,000	1,529,717
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/39 (B)	530,000	481,618
Century Plaza Towers, Ser 2019-CPT, Cl B
2.997%, 11/13/39 (A)(B)	1,000,000	893,883
CFCRE Commercial Mortgage Trust, Ser 2016-C6, Cl AM
3.502%, 11/10/49 (A)	3,005,000	2,912,781
CHI Commercial Mortgage Trust, Ser SFT, Cl A
5.482%, 04/15/42 (A)(B)	500,000	506,483
CHI Commercial Mortgage Trust, Ser SFT, Cl XA, IO
0.300%, 04/15/42 (A)(B)	1,975,000	19,833
CHNGE Mortgage Trust, Ser 2022-NQM1, Cl A3
5.820%, 06/25/67 (B)(E)	727,627	724,684
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AS
4.032%, 12/10/49 (A)	1,400,000	1,320,839
COMM Mortgage Trust, Ser 2022-HC, Cl A
2.819%, 01/10/39 (B)	386,000	366,874
COMM Mortgage Trust, Ser 2022-HC, Cl C
3.376%, 01/10/39 (B)	500,000	465,801
CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (B)	1,000,000	915,000
Extended Stay America Trust, Ser 2021-ESH, Cl B
5.837%, TSFR1M + 1.494%, 07/15/38 (A)(B)	385,978	386,218
Fashion Show Mall, Ser SHOW, Cl C
6.074%, 10/10/41 (A)(B)	2,300,000	2,292,664
FIVE Mortgage Trust, Ser 2023-V1, Cl C
6.296%, 02/10/56 (A)	2,223,000	2,238,412
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
GAM RE-REMIC Trust, Ser 2021-FRR2, Cl AK74, PO
0.000%, 09/27/51 (B)(D)	$1,500,000	$1,265,090
GS Mortgage Securities Corporation Trust, Ser 2021-IP, Cl A
5.407%, TSFR1M + 1.064%, 10/15/36 (A)(B)	2,000,000	1,999,067
GS Mortgage Securities II, Ser 2012-BWTR, Cl A
2.954%, 11/05/34 (B)	1,683,018	1,461,465
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (B)	1,000,000	975,484
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl D
2.943%, 12/10/41 (A)(B)	1,500,000	1,317,106
Hudson Yards Mortgage Trust, Ser SPRL, Cl D
6.340%, 01/13/40 (A)(B)	2,000,000	2,061,290
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl B
3.986%, 10/15/48	1,461,305	1,449,468
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl C
4.238%, 10/15/48 (A)	1,750,000	1,719,725
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl AS
3.858%, 03/15/50 (A)	2,340,000	2,139,462
Life Mortgage Trust, Ser 2021-BMR, Cl C
5.557%, TSFR1M + 1.214%, 03/15/38 (A)(B)	80,100	79,749
Morgan Stanley Capital I Trust, Ser 2018-L1, Cl C
4.779%, 10/15/51 (A)	2,455,000	2,205,616
MSWF Commercial Mortgage Trust, Ser 1, Cl D
4.000%, 05/15/56 (B)	1,550,000	1,192,388
NJ Trust, Ser GSP, Cl A
6.481%, 01/06/29 (A)(B)	1,500,000	1,572,280
NYMT Loan Trust Series, Ser 2024-BPL2, Cl A1
6.509%, 05/25/39 (B)(E)	1,580,000	1,593,065
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/54 (B)	1,000,000	905,549
RFM Reremic Trust, Ser FRR1, Cl AK55, PO
0.000%, 03/28/49 (B)	1,640,000	1,568,105

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JULY 31, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
RFM Reremic Trust, Ser FRR1, Cl AK64
2.789%, 03/01/50 (A)(B)	$2,100,000	$1,967,911
RIDE Trust, Ser SHRE, Cl D
6.747%, 02/14/47 (A)(B)	1,310,000	1,323,666
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/43 (A)(B)	802,500	682,213
STWD Mortgage Trust, Ser 2021-LIH, Cl AS
5.713%, TSFR1M + 1.371%, 11/15/36 (A)(B)	715,000	713,217
STWD Mortgage Trust, Ser 2021-LIH, Cl D
6.761%, TSFR1M + 2.419%, 11/15/36 (A)(B)	450,000	449,158
SUMIT Mortgage Trust, Ser 2022-BVUE, Cl A
2.789%, 02/12/41 (B)	660,000	586,372
UBS Commercial Mortgage Trust, Ser 2017-C3, Cl C
4.358%, 08/15/50 (A)	1,500,000	1,376,110
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/66 (A)(B)	566,878	503,265
Verus Securitization Trust, Ser 2025-3, Cl A3
5.928%, 05/25/70 (B)(E)	1,744,666	1,754,609
Wells Fargo Commercial Mortgage Trust, Ser 2016-C35, Cl C
4.176%, 07/15/48 (A)	2,000,000	1,946,115
Wells Fargo Commercial Mortgage Trust, Ser 2019-C49, Cl D
3.000%, 03/15/52 (B)	1,500,000	1,289,833
Wells Fargo Commercial Mortgage Trust, Ser 2022-C62, Cl D
2.500%, 04/15/55 (B)	2,000,000	1,362,376
Wells Fargo Commercial Mortgage Trust, Ser 2024-SVEN, Cl A
6.011%, 06/10/37 (B)	1,500,000	1,532,128
		77,544,221
Total Mortgage-Backed Securities
(Cost $166,038,646)		168,832,996
ASSET-BACKED SECURITIES — 18.6%
	Face Amount	Value
Automotive — 9.3%
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl D
6.350%, 04/12/29 (B)	$2,345,000	$2,366,549
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl D
6.820%, 10/12/29 (B)	1,450,000	1,475,332
American Credit Acceptance Receivables Trust, Ser 2024-1, Cl D
5.860%, 05/13/30 (B)	1,630,000	1,647,034
Bridgecrest Lending Auto Securitization Trust, Ser 2025-2, Cl D
5.620%, 03/17/31	3,055,000	3,090,527
Carvana Auto Receivables Trust, Ser 2021-N2, Cl C
1.070%, 03/10/28	125,082	121,332
Consumer Portfolio Services Auto Trust, Ser 2025-A, Cl D
5.660%, 04/15/31 (B)	3,520,000	3,560,539
CPS Auto Receivables Trust, Ser 2022-C, Cl D
6.450%, 04/15/30 (B)	500,000	506,868
CPS Auto Receivables Trust, Ser 2023-A, Cl D
6.440%, 04/16/29 (B)	1,800,000	1,829,013
CPS Auto Receivables Trust, Ser 2023-B, Cl D
6.340%, 07/16/29 (B)	1,955,000	1,994,233
CPS Auto Receivables Trust, Ser 2023-D, Cl D
7.800%, 01/15/30 (B)	3,555,000	3,703,842
Drive Auto Receivables Trust, Ser 2025-S1, Cl R2
6.260%, 06/16/29 (B)	2,038,769	2,043,564
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl D
1.400%, 04/15/27	579,899	571,428
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl E
2.900%, 07/17/28 (B)	1,190,000	1,170,793
Exeter Automobile Receivables Trust, Ser 2022-6A, Cl D
8.030%, 04/06/29	3,950,000	4,071,668
Exeter Automobile Receivables Trust, Ser 2023-1A, Cl D
6.690%, 06/15/29	1,680,000	1,710,472
Exeter Automobile Receivables Trust, Ser 2024-1A, Cl D
5.840%, 06/17/30	1,005,000	1,019,665

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JULY 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Exeter Automobile Receivables Trust, Ser 2024-5A, Cl D
5.060%, 02/18/31	$1,110,000	$1,105,044
Exeter Automobile Receivables Trust, Ser 2025-3A, Cl D
5.570%, 10/15/31	2,040,000	2,061,739
Flagship Credit Auto Trust, Ser 2022-1, Cl D
3.640%, 03/15/28 (B)	1,000,000	970,271
Flagship Credit Auto Trust, Ser 2022-2, Cl D
5.800%, 04/17/28 (B)	740,000	680,643
Flagship Credit Auto Trust, Ser 2023-3, Cl D
6.580%, 08/15/29 (B)	674,000	675,900
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl E
3.140%, 01/18/28 (B)	1,983,143	1,981,370
GLS Auto Receivables Issuer Trust, Ser 2022-3A, Cl D
6.420%, 06/15/28 (B)	500,000	505,831
GLS Auto Receivables Issuer Trust, Ser 2023-2A, Cl D
6.310%, 03/15/29 (B)	430,000	438,895
GLS Auto Receivables Issuer Trust, Ser 2025-2A, Cl D
5.590%, 01/15/31 (B)	1,001,000	1,016,399
Octane Receivables Trust, Ser 2023-1A, Cl D
7.760%, 03/20/30 (B)	1,080,000	1,125,006
Octane Receivables Trust, Ser 2023-2A, Cl D
7.380%, 06/20/31 (B)	3,779,000	3,926,922
Octane Receivables Trust, Ser 2023-3A, Cl D
7.580%, 09/20/29 (B)	1,000,000	1,043,436
Octane Receivables Trust, Ser 2024-1A, Cl D
6.430%, 10/21/30 (B)	1,295,000	1,324,265
Octane Receivables Trust, Ser 2024-RPT1, Cl R1
6.680%, 02/22/30	3,875,000	3,874,982
Santander Drive Auto Receivables Trust, Ser 2023-S1, Cl R1
8.140%, 04/18/28 (B)	651,800	654,731
Santander Drive Auto Receivables Trust, Ser 2024-S2, Cl R1
5.800%, 12/16/28 (B)	2,084,750	2,083,949
Santander Drive Auto Receivables Trust, Ser 2024-S3, Cl R1
5.810%, 10/16/28 (B)	1,389,803	1,389,422
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Santander Drive Auto Receivables Trust, Ser 2024-S3, Cl R2
5.980%, 10/16/28 (B)	$1,003,241	$1,002,889
Santander Drive Auto Receivables Trust, Ser 2025-1, Cl D
5.430%, 03/17/31	600,000	605,724
Tesla Auto Lease Trust, Ser 2023-A, Cl A3
5.890%, 06/22/26 (B)	43,429	43,456
Tesla Auto Lease Trust, Ser 2024-A, Cl A3
5.300%, 06/21/27 (B)	1,170,000	1,172,599
Tesla Auto Lease Trust, Ser 2024-B, Cl A2A
4.790%, 01/20/27 (B)	765,830	765,840
Tesla Auto Lease Trust, Ser 2024-B, Cl A3
4.820%, 10/20/27 (B)	1,000,000	1,001,400
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A3
5.380%, 06/20/28 (B)	600,000	603,801
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl A3
5.290%, 06/20/50 (B)	865,000	868,486
Westlake Automobile Receivables Trust, Ser 2024-1A, Cl D
6.020%, 10/15/29 (B)	1,685,000	1,712,342
Westlake Automobile Receivables Trust, Ser 2025-1A, Cl D
5.540%, 11/15/30 (B)	1,435,000	1,452,179
		64,970,380
Other Asset-Backed Securities — 9.3%
Affirm Asset Securitization Trust, Ser 2024-X2, Cl D
6.080%, 12/17/29 (B)	710,000	713,548
Affirm Asset Securitization Trust, Ser 2025-X1, Cl D
6.110%, 04/15/30 (B)	1,215,000	1,213,782
AGL CLO 16, Ser 2025-16A, Cl DR
6.726%, TSFR3M + 2.400%, 01/20/35 (A)(B)	3,100,000	3,078,514
Barings Private Credit CLO, Ser 2024-1A, Cl A1AR
5.948%, TSFR3M + 1.630%, 10/15/36 (A)(B)	3,255,000	3,254,889
Blackrock MT Hood CLO X, Ser 2023-1A, Cl A1
6.826%, TSFR3M + 2.500%, 04/20/35 (A)(B)	1,415,000	1,417,359

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JULY 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Cajun Global, Ser 2021-1, Cl A2
3.931%, 11/20/51 (B)	$1,449,375	$1,417,730
CIFC Funding 2019-III, Ser 2025-3A, Cl CR2
6.118%, TSFR3M + 1.800%, 01/16/38 (A)(B)	895,000	889,662
CLI Funding VI, Ser 2020-1A, Cl A
2.080%, 09/18/45 (B)	1,022,306	945,576
Commonbond Student Loan Trust, Ser 2021-AGS, Cl B
1.400%, 03/25/52 (B)	395,579	310,566
Consumer Portfolio Services Auto Trust, Ser 2025-B, Cl D
5.560%, 07/15/31 (B)	2,940,000	2,961,244
EnFin Residential Solar Receivables Trust, Ser 2024-2A, Cl A
5.980%, 09/20/55 (B)	1,865,291	1,781,611
Foundation Finance Trust, Ser 2023-2A, Cl C
7.310%, 06/15/49 (B)	1,412,620	1,466,605
Frontier Issuer, Ser 2023-1, Cl A2
6.600%, 08/20/53 (B)	1,000,000	1,012,475
Frontier Issuer, Ser 2023-1, Cl C
11.500%, 08/20/53 (B)	1,000,000	1,046,729
Frontier Issuer, Ser 2024-1, Cl A2
6.190%, 06/20/54 (B)	300,000	308,020
Golub Capital Partners Clo 45M, Ser 2024-45A, Cl A1R
5.946%, TSFR3M + 1.620%, 07/20/37 (A)(B)	3,400,000	3,404,566
Golub Capital Partners Clo 47M, Ser 2024-47A, Cl A1AR
5.880%, TSFR3M + 1.620%, 08/05/37 (A)(B)	1,385,000	1,384,939
Golub Capital Partners CLO, Ser 2025-78A, Cl C
6.326%, TSFR3M + 2.000%, 04/21/39 (A)(B)	1,230,000	1,214,766
Guggenheim MM CLO, Ser 2021-3A, Cl A
6.137%, TSFR3M + 1.812%, 01/21/34 (A)(B)	3,060,000	3,061,074
Hardee's Funding, Ser 2021-1A, Cl A2
2.865%, 06/20/51 (B)	1,320,000	1,209,346
Home Equity Loan Trust, Ser 2006-HSA2, Cl AI3
4.445%, 03/25/36 (A)	40,889	859
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Hotwire Funding, Ser 2024-1A, Cl A2
5.893%, 06/20/54 (B)	$500,000	$504,969
Jersey Mike's Funding, Ser 2019-1A, Cl A2
4.433%, 02/15/50 (B)	1,629,375	1,612,326
Madison Park Funding XXXVI, Ser 2025-36A, Cl D1RR
6.868%, TSFR3M + 2.550%, 04/15/35 (A)(B)	6,000,000	5,960,892
Mosaic Solar Loan Trust, Ser 2022-1A, Cl B
3.160%, 01/20/53 (B)	1,002,879	758,211
Mosaic Solar Loan Trust, Ser 2023-2A, Cl C
8.180%, 09/22/53 (B)	1,000,000	556,360
MVW Owner Trust, Ser 2024-1A, Cl C
6.200%, 02/20/43 (B)	802,910	810,823
MVW Owner Trust, Ser 2024-2A, Cl C
4.920%, 03/20/42 (B)	563,500	548,031
Neuberger Berman Loan Advisers CLO 35, Ser 2025-35A, Cl DR
7.476%, TSFR3M + 3.150%, 01/19/33 (A)(B)	3,200,000	3,210,394
Octagon Investment Partners 26, Ser 2018-1A, Cl CR
6.379%, TSFR3M + 2.062%, 07/15/30 (A)(B)	1,000,000	1,002,132
Pagaya AI Debt Grantor Trust And Pagaya AI Debt Trust, Ser 2024-6, Cl C
7.068%, 11/15/31 (B)	1,448,241	1,458,098
Pagaya AI Debt Grantor Trust, Ser 2024-11, Cl D
6.307%, 07/15/32 (B)	1,019,883	1,020,308
Pagaya AI Debt Grantor Trust, Ser 2024-9, Cl D
6.174%, 03/15/32 (B)	1,339,034	1,339,885
Pagaya AI Debt Grantor Trust, Ser 2025-3, Cl D
6.988%, 12/15/32 (B)	960,000	973,174
Pagaya AI Debt Grantor Trust, Ser 2025-5, Cl D
5.865%, 03/15/33 (B)	720,000	720,017
Pagaya AI Debt Trust, Ser 2024-10, Cl D
6.429%, 06/15/32 (B)	1,340,591	1,344,074
Pagaya AI Debt Trust, Ser 2024-3, Cl C
7.297%, 10/15/31 (B)	1,303,195	1,316,143

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JULY 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Pagaya AI Debt Trust, Ser 2025-1, Cl D
6.282%, 07/15/32 (B)	$1,019,913	$1,022,179
Pagaya AI Debt Trust, Ser 2025-4, Cl D
6.572%, 01/17/33 (B)	1,120,000	1,123,242
Pagaya Point of Sale Holdings Grantor Trust, Ser 2025-1, Cl D
6.739%, 01/20/34 (B)	760,000	764,092
ServiceMaster Funding, Ser 2020-1, Cl A2I
2.841%, 01/30/51 (B)	940,460	871,993
SERVPRO Master Issuer, Ser 2019-1A, Cl A2
3.882%, 10/25/49 (B)	1,696,500	1,667,175
Sunnova Helios XI Issuer, Ser 2023-A, Cl A
5.300%, 05/20/50 (B)	880,250	804,255
Sunnova Helios XII Issuer, Ser 2023-B, Cl A
5.300%, 08/22/50 (B)	864,191	790,804
Sunrun Neptune Issuer, Ser 2024-1A, Cl A
6.270%, 02/01/55 (B)	1,313,527	1,290,946
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (B)	157,334	149,900
Westgate Resorts, Ser 2023-1A, Cl C
7.490%, 12/20/37 (B)	1,170,756	1,191,113
		64,905,396
Total Asset-Backed Securities
(Cost $130,026,451)		129,875,776

MUNICIPAL BONDS — 1.9%

Alaska — 0.1%
City of Port Lions Alaska, RB
7.000%, 10/01/32	$425,000	$444,330

California — 0.4%
California Community Choice Financing Authority, RB
6.125%, 04/01/30	1,420,000	1,461,808
5.950%, 08/01/29	825,000	838,787
City of Los Angeles Department of Airports Customer Facility Charge Revenue, RB
3.258%, 05/15/30	1,000,000	946,888
		3,247,483
MUNICIPAL BONDS — continued
	Face Amount	Value
Hawaii — 0.1%
State of Hawaii Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	$650,632	$635,429

Illinois — 0.3%
Chicago Housing Authority, Ser B, RB
3.822%, 01/01/26	500,000	498,649
Village of Deerfield Illinois, Ser B, GO
4.000%, 12/01/28	1,250,000	1,238,663
		1,737,312
Indiana — 0.0%
City of Fort Wayne Indiana, RB
10.750%, 12/01/29	234,358	23

Iowa — 0.1%
Iowa Finance Authority, RB
7.000%, 11/01/27 (B)	415,000	418,182

Maryland — 0.0%
Montgomery County Housing Opportunities Commission, GO
4.482%, 12/01/29	250,000	251,444

Montana — 0.0%
County of Gallatin Montana, RB
11.500%, 09/01/27 (B)	500,000	512,720
		512,720
New Hampshire — 0.5%
New Hampshire Business Finance Authority, RB
4.650%, 02/01/29 (A)(B)	2,500,000	2,500,000
4.520%, 07/01/33 (A)(B)	850,000	850,000
		3,350,000
New York — 0.2%
New York State Energy Research & Development Authority, Ser A, RB
5.822%, 04/01/28	500,000	499,051
4.621%, 04/01/27	820,000	817,304
		1,316,355
Pennsylvania — 0.0%
Redevelopment Authority of the City of Philadelphia, Ser A, RB
5.226%, 09/01/40	275,000	267,941

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JULY 31, 2025 (Unaudited)

MUNICIPAL BONDS — continued
	Face Amount	Value
South Dakota — 0.0%
South Dakota Housing Development Authority, Ser E, RB
5.460%, 05/01/53	$200,000	$202,125

Wisconsin — 0.2%
Public Finance Authority, RB
6.250%, 06/01/31 (B)	500,000	499,897
Public Finance Authority, Ser A, RB
5.292%, 07/01/29	500,000	506,176
		1,006,073
Total Municipal Bonds
(Cost $13,555,516)		13,389,417

SOVEREIGN DEBT — 1.1%

CANADA — 0.3%
OMERS Finance Trust
3.500%, 04/19/32(B)	$2,000,000	$1,886,182

		1,886,182
FINLAND — 0.1%
Kuntarahoitus
3.625%, 10/09/29(B)	1,000,000	984,206

JAPAN — 0.5%
Japan Bank for International Cooperation
4.375%, 10/05/27	1,846,000	1,855,482
1.625%, 01/20/27	1,500,000	1,445,281
Japan International Cooperation Agency
4.250%, 05/22/30	230,000	230,510
		3,531,273
NETHERLANDS — 0.2%
Nederlandse Waterschapsbank
4.375%, 02/28/29(B)	400,000	404,221
1.000%, 05/28/30(B)	1,000,000	867,183
		1,271,404
Total Sovereign Debt
(Cost $7,639,740)		7,673,065
BANK LOAN OBLIGATIONS — 0.4%
	Face Amount	Value
ECOLOGICAL SERVICES & EQUIPMENT — 0.4%
LTR Intermediate Holdings Term Loan
9.460%, 05/05/28	$248,062	$243,153
Terraform Power Operating Specified Refinancing Term Loan
6.296%, TSFR1M + 2.500%, 05/21/29(A)	1,625,000	1,622,286
Vistra Zero Operating Company Term Loan
6.324%, 03/20/31	995,000	985,229
		2,850,668
Total Bank Loan Obligations
(Cost $2,862,495)		2,850,668

U.S. GOVERNMENT AGENCY OBLIGATION — 0.0%

United States International Development Finance
1.790%, 10/15/29	$218,923	$207,930

Total U.S. Government Agency Obligation
(Cost $209,688)		207,930
Total Investments in Securities— 98.1%
(Cost $682,037,403)		$684,436,399

Percentages are based on Net Assets of $697,729,662.

‡	Real Estate Investment Trust.
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at July 31, 2025 was $233,192,093 and represented 33.4% of Net Assets.
(C)	Perpetual security with no stated maturity date.
(D)	Zero coupon security.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JULY 31, 2025 (Unaudited)

(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

Cl — Class
CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
IO— Interest Only
MTN — Medium Term Note
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
SOFRRATE — Secured Overnight Financing Rate
SOFRINDX — Secured Overnight Financing Rate Index
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month
USBMMY3M — U.S. Treasury Bill Money Market Yield 3 Month

CRI-QH-001-0800

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

JULY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.8%
	Shares	Value
COMMUNICATION SERVICES — 10.3%
Alphabet, Cl A	483,962	$92,872,308
Alphabet, Cl C	392,911	75,776,815
AT&T	783,921	21,487,275
Charter Communications, Cl A *	7,703	2,074,880
Comcast, Cl A	322,505	10,716,841
Electronic Arts	18,416	2,808,256
Fox, Cl A	17,286	963,867
Fox, Cl B	10,642	544,232
Interpublic Group of	29,879	735,023
Match Group	19,804	678,683
Meta Platforms, Cl A	177,478	137,268,584
Netflix *	35,369	41,006,819
News, Cl A	30,432	892,266
News, Cl B	9,037	302,017
Omnicom Group	15,722	1,132,770
Paramount Global, Cl B	48,580	610,651
Take-Two Interactive Software *	13,673	3,045,387
TKO Group Holdings, Cl A	5,410	908,934
T-Mobile US	58,099	13,851,383
Trade Desk, Cl A *	36,200	3,147,952
Verizon Communications	452,265	19,338,851
Walt Disney	145,084	17,280,955
Warner Bros Discovery *	181,727	2,393,345
		449,838,094
CONSUMER DISCRETIONARY — 10.4%
Airbnb, Cl A *	34,832	4,612,105
Amazon.com *	762,527	178,515,196
Aptiv *	17,537	1,203,740
AutoZone *	1,350	5,087,313
Best Buy	15,595	1,014,611
Booking Holdings	2,626	14,453,662
CarMax *	12,261	694,095
Carnival *	84,722	2,522,174
Chipotle Mexican Grill, Cl A *	108,700	4,661,056
Darden Restaurants	9,444	1,904,572
Deckers Outdoor *	12,249	1,300,476
Domino's Pizza	2,763	1,279,849
DoorDash, Cl A *	27,670	6,924,418
DR Horton	22,311	3,186,903
eBay	37,175	3,410,806
Expedia Group	9,813	1,768,499
Ford Motor	315,217	3,489,452
Garmin	18,273	3,997,401
General Motors	77,616	4,140,037
Genuine Parts	11,201	1,443,585
Hasbro	10,585	795,568
Hilton Worldwide Holdings	19,183	5,142,579
Home Depot	80,213	29,479,080
Lennar, Cl A	19,243	2,158,680
LKQ	20,820	613,565
COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Lowe's	45,170	$10,098,657
Lululemon Athletica *	8,921	1,788,928
Marriott International, Cl A	18,347	4,840,489
McDonald's	57,705	17,315,539
Mohawk Industries *	4,188	479,568
NIKE, Cl B	108,335	8,091,541
Norwegian Cruise Line Holdings *	36,071	921,975
NVR *	297	2,242,199
O'Reilly Automotive *	68,998	6,783,883
Pool	3,034	934,897
PulteGroup	16,175	1,826,481
Ralph Lauren, Cl A	3,219	961,676
Ross Stores	26,538	3,623,499
Royal Caribbean Cruises	20,162	6,408,895
Starbucks	91,757	8,181,054
Tapestry	16,761	1,810,691
Tesla *	226,149	69,714,952
TJX	90,104	11,220,651
Tractor Supply	42,780	2,436,321
Ulta Beauty *	3,644	1,876,696
Williams-Sonoma	9,922	1,855,910
Yum! Brands	22,433	3,233,717
		450,447,641
CONSUMER STAPLES — 5.7%
Archer-Daniels-Midland	65,049	3,524,355
Brown-Forman, Cl B	18,473	532,946
Bunge Global	33,673	2,685,758
Campbell Soup	48,687	1,554,089
Clorox	9,947	1,248,945
Coca-Cola	468,938	31,836,201
Colgate-Palmolive	133,584	11,201,018
Conagra Brands	101,110	1,846,269
Constellation Brands, Cl A	18,767	3,134,840
Costco Wholesale	40,110	37,688,960
Dollar General	17,750	1,861,975
Dollar Tree *	15,942	1,810,214
Estee Lauder, Cl A	18,894	1,763,566
General Mills	112,260	5,498,495
Hershey	23,419	4,358,978
Hormel Foods	78,117	2,194,307
J M Smucker	12,978	1,393,058
Kellanova	37,894	3,025,078
Kenvue	199,581	4,279,017
Keurig Dr Pepper	225,190	7,352,454
Kimberly-Clark	56,397	7,028,194
Kraft Heinz	227,356	6,243,196
Kroger	69,842	4,895,924
Lamb Weston Holdings	11,386	649,799
McCormick	44,061	3,112,028
Molson Coors Beverage, Cl B	44,728	2,179,148

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

JULY 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES— continued
Mondelez International, Cl A	186,228	$12,047,089
Monster Beverage *	109,308	6,421,845
PepsiCo	183,211	25,268,461
Sysco	50,418	4,013,273
Target	36,668	3,685,134
Tyson Foods, Cl A	57,077	2,985,127
Walgreens Boots Alliance	57,937	674,387
Walmart	415,219	40,683,158
		248,677,286
ENERGY — 3.1%
APA	29,152	562,342
Baker Hughes, Cl A	79,931	3,600,891
Chesapeake Energy	17,443	1,827,677
Chevron	161,733	24,525,150
ConocoPhillips	101,892	9,714,383
Coterra Energy	61,639	1,503,375
Devon Energy	51,780	1,720,132
Diamondback Energy	15,090	2,243,279
EOG Resources	44,047	5,286,521
Equities	48,300	2,596,125
Exxon Mobil	381,146	42,551,140
Halliburton	69,413	1,554,851
Kinder Morgan	162,514	4,560,143
Marathon Petroleum	24,793	4,219,521
Occidental Petroleum	57,187	2,512,797
ONEOK	50,400	4,138,344
Phillips 66	32,881	4,063,434
Schlumberger	121,142	4,094,600
Targa Resources	17,507	2,913,340
Texas Pacific Land	1,521	1,472,526
Valero Energy	25,277	3,470,785
Williams	102,847	6,165,678
		135,297,034
FINANCIALS — 14.0%
Aflac	41,303	4,103,866
Allstate	23,541	4,784,708
American Express	44,666	13,368,981
American International Group	53,326	4,139,697
Ameriprise Financial	7,685	3,982,290
Aon, Cl A	17,427	6,198,958
Apollo Global Management	36,436	5,294,880
Arch Capital Group	30,163	2,595,828
Arthur J Gallagher	20,668	5,936,883
Assurant	4,092	766,432
Bank of America	528,869	24,999,638
Bank of New York Mellon	57,738	5,857,520
Berkshire Hathaway, Cl B *	163,689	77,241,565
Blackstone	58,885	10,184,750
Block, Cl A *	44,800	3,461,248
Brown & Brown	22,604	2,065,328
Capital One Financial	51,621	11,098,408
COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Cboe Global Markets	8,451	$2,037,029
Charles Schwab	137,876	13,474,621
Chubb	46,542	12,382,034
Cincinnati Financial	12,614	1,860,691
Citigroup	150,781	14,128,180
Citizens Financial Group	34,949	1,667,766
CME Group, Cl A	31,638	8,804,223
Coinbase Global, Cl A *	17,061	6,444,963
Corpay *	5,689	1,837,831
Erie Indemnity, Cl A	2,013	717,111
Everest Group	3,433	1,152,801
FactSet Research Systems	3,062	1,233,680
Fidelity National Information Services	42,427	3,369,128
Fifth Third Bancorp	53,826	2,237,547
Fiserv *	44,745	6,216,870
Franklin Resources	25,060	601,440
Global Payments	19,665	1,572,217
Globe Life	6,662	935,811
Goldman Sachs Group	24,763	17,918,259
Hartford Financial Services Group	22,928	2,852,014
Huntington Bancshares	117,551	1,931,363
Intercontinental Exchange	46,293	8,556,335
Invesco	36,086	758,167
Jack Henry & Associates	5,877	998,003
JPMorgan Chase	224,281	66,441,003
KeyCorp	79,567	1,425,841
Loews	14,043	1,271,453
M&T Bank	12,954	2,444,420
MarketAxess Holdings	3,027	622,049
Marsh & McLennan	44,178	8,800,258
Mastercard, Cl A	72,518	41,079,271
MetLife	45,529	3,457,928
Moody's	12,486	6,439,405
Morgan Stanley	99,695	14,202,550
MSCI, Cl A	6,244	3,505,132
Nasdaq	33,317	3,205,762
Northern Trust	15,700	2,041,000
PayPal Holdings *	78,499	5,397,591
PNC Financial Services Group	31,923	6,073,989
Principal Financial Group	16,639	1,295,013
Progressive	53,240	12,886,210
Prudential Financial	28,569	2,959,177
Raymond James Financial	14,654	2,449,123
Regions Financial	72,580	1,838,451
S&P Global	25,333	13,961,016
State Street	23,015	2,571,926
Synchrony Financial	30,761	2,143,119
T Rowe Price Group	17,780	1,803,781
Travelers	23,664	6,158,319
Truist Financial	105,634	4,617,262

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

JULY 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
US Bancorp	125,738	$5,653,180
Visa, Cl A	152,569	52,708,012
W R Berkley	24,217	1,666,372
Wells Fargo	262,635	21,176,260
Willis Towers Watson	8,002	2,527,112
		602,591,049
HEALTH CARE — 6.8%
Align Technology *	6,133	791,218
Baxter International	117,200	2,550,272
Boston Scientific *	204,466	21,452,573
Cardinal Health	53,783	8,348,197
Cencora, Cl A	33,159	9,486,127
Centene *	236,900	6,175,983
Cigna Group	39,502	10,562,045
CVS Health	150,539	9,348,472
DaVita *	9,311	1,306,985
Dexcom *	37,213	3,005,694
Edwards Lifesciences *	82,234	6,521,979
Elevance Health	43,978	12,449,292
Henry Schein *	45,230	3,059,810
Hologic *	78,381	5,237,418
Humana	19,435	4,856,223
IDEXX Laboratories *	11,056	5,907,331
Insulet *	6,619	1,908,920
Intuitive Surgical *	42,443	20,418,903
IQVIA Holdings *	132,956	24,711,202
McKesson	18,317	12,703,572
Medtronic	189,090	17,063,482
Molina Healthcare *	28,334	4,473,089
Quest Diagnostics	38,237	6,401,256
ResMed	21,749	5,914,423
Solventum *	38,758	2,765,771
STERIS	28,501	6,455,191
Stryker	49,549	19,459,379
West Pharmaceutical Services	85,062	20,351,934
Zimmer Biomet Holdings	59,726	5,473,888
Zoetis, Cl A	266,355	38,831,895
		297,992,524
INDUSTRIALS — 8.3%
3M	48,377	7,218,816
A O Smith	9,356	662,311
Allegion	6,944	1,152,149
AMETEK	28,062	5,187,261
Automatic Data Processing	45,428	14,059,966
Axon Enterprise *	5,969	4,509,520
Broadridge Financial Solutions	14,285	3,535,680
Builders FirstSource *	8,919	1,133,872
Carrier Global	72,786	4,994,575
Caterpillar	43,389	19,005,250
CH Robinson Worldwide	9,605	1,107,649
Cintas	37,100	8,256,605
COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Copart *	77,692	$3,521,778
CSX	151,582	5,387,224
Cummins	14,598	5,366,517
Dayforce *	12,870	742,213
Deere	27,397	14,366,165
Delta Air Lines	52,700	2,804,167
Dover	13,726	2,486,328
Eaton	37,276	14,340,822
Emerson Electric	50,510	7,349,710
Equifax	10,023	2,407,825
Expeditors International of Washington	11,052	1,284,684
Fastenal	122,458	5,648,988
FedEx	17,789	3,975,664
Fortive	30,650	1,469,055
GE Vernova	23,993	15,842,338
Generac Holdings *	4,768	928,282
General Electric	97,644	26,469,336
Howmet Aerospace	36,368	6,537,875
Hubbell, Cl B	4,307	1,884,226
IDEX	6,097	996,920
Illinois Tool Works	34,273	8,772,860
Ingersoll Rand	32,559	2,755,468
JB Hunt Transport Services	6,324	910,972
Johnson Controls International	63,381	6,655,005
Lennox International	2,809	1,710,681
Masco	16,991	1,157,597
Nordson	4,363	934,598
Norfolk Southern	18,194	5,057,932
Old Dominion Freight Line	15,008	2,239,944
Otis Worldwide	46,881	4,017,233
PACCAR	56,049	5,535,399
Parker-Hannifin	12,901	9,442,242
Paychex	40,672	5,870,190
Paycom Software	3,933	910,647
Pentair	13,278	1,357,012
Quanta Services	12,175	4,944,633
Republic Services, Cl A	28,984	6,685,160
Rockwell Automation	9,097	3,199,506
Rollins	43,270	2,478,073
Snap-on	5,678	1,823,717
Southwest Airlines	45,971	1,421,883
Stanley Black & Decker	12,487	844,746
Trane Technologies	22,815	9,994,795
TransDigm Group	6,877	11,061,379
Uber Technologies *	168,800	14,812,200
Union Pacific	48,218	10,702,949
United Airlines Holdings *	26,311	2,323,524
United Parcel Service, Cl B	59,221	5,102,481
United Rentals	5,246	4,631,903
Veralto	20,334	2,131,613
Verisk Analytics, Cl A	16,473	4,591,190

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

JULY 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Waste Management	42,655	$9,774,820
Westinghouse Air Brake Technologies	19,979	3,836,967
WW Grainger	4,887	5,080,232
Xylem	21,731	3,142,737
		360,546,059
INFORMATION TECHNOLOGY — 34.5%
Accenture, Cl A	50,522	13,494,426
Adobe *	34,396	12,303,105
Advanced Micro Devices *	131,725	23,224,435
Akamai Technologies *	11,755	897,024
Amphenol, Cl A	97,618	10,397,293
Analog Devices	47,774	10,731,474
Apple	1,249,415	259,341,072
Applied Materials	71,089	12,800,285
Arista Networks *	83,112	10,241,061
Autodesk *	17,266	5,233,497
Broadcom	384,170	112,830,729
Cadence Design Systems *	22,035	8,033,300
CDW	10,627	1,853,136
Cisco Systems	347,850	23,681,628
Cognizant Technology Solutions, Cl A	39,801	2,856,120
Crowdstrike Holdings, Cl A *	20,101	9,137,312
Datadog, Cl A *	25,784	3,609,244
Dell Technologies, Cl C	24,177	3,208,046
Enphase Energy *	10,559	341,689
EPAM Systems *	4,572	721,050
F5 *	4,635	1,452,702
Fair Isaac *	1,965	2,823,155
First Solar *	8,655	1,512,288
Fortinet *	51,270	5,121,873
Gartner *	6,212	2,103,694
Gen Digital	44,048	1,298,976
GoDaddy, Cl A *	11,499	1,858,008
Hewlett Packard Enterprise	106,019	2,193,533
HP	76,123	1,887,850
Intel	352,066	6,970,907
International Business Machines	75,005	18,987,516
Intuit	22,562	17,714,103
Jabil	8,663	1,933,322
Keysight Technologies *	13,946	2,285,889
KLA	12,266	10,782,182
Lam Research	108,829	10,321,342
Microchip Technology	43,428	2,935,299
Micron Technology	90,191	9,843,446
Microsoft	611,602	326,289,667
Monolithic Power Systems	3,864	2,748,231
Motorola Solutions	13,471	5,913,500
NetApp	16,416	1,709,398
NVIDIA	1,985,286	353,122,821
COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
NXP Semiconductors	22,106	$4,725,600
ON Semiconductor *	33,700	1,899,332
Oracle	131,260	33,309,850
Palantir Technologies, Cl A *	171,666	27,183,311
Palo Alto Networks *	53,434	9,276,142
PTC *	9,680	2,079,361
QUALCOMM	98,549	14,463,051
Roper Technologies	8,677	4,775,821
Salesforce	77,432	20,003,009
Seagate Technology Holdings	17,127	2,689,110
ServiceNow *	16,706	15,755,763
Skyworks Solutions	12,089	828,580
Super Micro Computer *	41,400	2,441,358
Synopsys *	14,926	9,455,173
TE Connectivity	23,932	4,924,009
Teradyne	12,915	1,387,458
Texas Instruments	86,256	15,617,511
Trimble *	19,300	1,619,077
Tyler Technologies *	3,480	2,034,269
VeriSign	6,517	1,752,226
Western Digital	28,147	2,214,887
Workday, Cl A *	17,483	4,010,251
Zebra Technologies, Cl A *	4,104	1,391,338
		1,500,582,115
MATERIALS — 1.9%
Air Products and Chemicals	17,960	5,170,325
Albemarle	9,460	641,861
Amcor	184,935	1,729,142
Avery Dennison	6,309	1,058,461
Ball	22,368	1,280,792
CF Industries Holdings	13,098	1,215,887
Corteva	55,039	3,969,963
Dow	57,028	1,328,182
DuPont de Nemours	33,765	2,427,704
Eastman Chemical	9,279	673,748
Ecolab	21,149	5,535,962
Freeport-McMoRan	115,951	4,665,868
International Flavors & Fragrances	20,667	1,467,977
International Paper	42,630	1,992,526
Linde	46,328	21,322,925
LyondellBasell Industries, Cl A	20,795	1,204,654
Martin Marietta Materials	4,865	2,796,791
Mosaic	25,566	920,632
Newmont	89,801	5,576,642
Nucor	18,622	2,664,250
Packaging Corp of America	7,210	1,396,938
PPG Industries	18,320	1,932,760
Sherwin-Williams	18,606	6,156,353
Smurfit WestRock	40,041	1,777,020
Steel Dynamics	11,142	1,421,274

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

JULY 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS— continued
Vulcan Materials	10,661	$2,928,257
		83,256,894
REAL ESTATE — 2.4%
American Tower ‡	43,700	9,106,643
AvalonBay Communities ‡	23,142	4,310,892
BXP ‡	11,772	770,242
Camden Property Trust ‡	8,622	941,522
CBRE Group, Cl A *	23,698	3,690,727
CoStar Group *	34,000	3,236,460
Crown Castle International ‡	35,143	3,693,178
Digital Realty Trust ‡	39,020	6,884,689
Equinix ‡	10,554	8,286,684
Equity Residential ‡	49,382	3,120,942
Essex Property Trust ‡	5,196	1,351,895
Extra Space Storage ‡	17,126	2,301,049
Federal Realty Investment Trust ‡	6,258	576,737
Host Hotels & Resorts ‡	55,991	880,179
Invitation Homes ‡	46,000	1,409,900
Iron Mountain ‡	23,844	2,321,452
Kimco Realty ‡	59,455	1,262,230
Mid-America Apartment Communities ‡	9,447	1,345,536
Prologis ‡	75,447	8,056,231
Public Storage ‡	12,742	3,465,059
Realty Income ‡	136,130	7,640,977
Regency Centers ‡	13,187	941,552
SBA Communications, Cl A ‡	8,672	1,948,772
Simon Property Group ‡	29,582	4,845,236
UDR ‡	24,283	954,079
Welltower ‡	114,291	18,866,015
Weyerhaeuser ‡	58,569	1,467,153
		103,676,031
UTILITIES — 2.4%
Alliant Energy	31,800	2,067,318
COMMON STOCK — continued

	Shares	Value
UTILITIES— continued
American Water Works	18,193	$2,551,386
Atmos Energy	24,013	3,744,107
CenterPoint Energy	93,486	3,629,127
CMS Energy	40,337	2,976,871
Consolidated Edison	50,921	5,270,324
Constellation Energy	25,294	8,798,265
Dominion Energy	103,567	6,053,491
Edison International	31,087	1,620,254
Entergy	63,230	5,717,889
Eversource Energy	29,669	1,961,121
Exelon	160,913	7,231,430
FirstEnergy	71,857	3,069,012
NextEra Energy	197,988	14,069,027
NRG Energy	15,778	2,638,082
PG&E	208,400	2,921,768
Pinnacle West Capital	10,804	979,059
Public Service Enterprise Group	63,746	5,723,753
Sempra	90,724	7,410,336
Southern	150,843	14,251,647
		102,684,267
Total Common Stock
(Cost $1,806,071,260)		4,335,588,994

RIGHTS — 0.0%
	Number of Rights
Abiomed * (A)(B)	5,594	$—

Total Rights
(Cost $–)		—
Total Investments in Securities— 99.8%
(Cost $1,806,071,260)		$4,335,588,994

Percentages are based on Net Assets of $4,345,725,612.

A list of the open futures contracts held by the Fund at July 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
S&P 500 Index E-MINI	26	Sep-2025	$8,257,000	$8,286,525	$29,525

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

JULY 31, 2025 (Unaudited)

*	Non-income producing security.
‡	Real Estate Investment Trust.

(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Expiration date not available.

Cl — Class

Amounts designated as “–” are $0 or have been round to $0.

CRI-QH-001-0800

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

JULY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.9%
	Shares	Value
COMMUNICATION SERVICES — 3.1%
Angi, Cl A *	18,687	$303,102
Cable One	1,823	233,308
Cargurus, Cl A *	34,352	1,127,433
Cars.com *	22,850	294,080
Cinemark Holdings	41,907	1,126,041
Cogent Communications Holdings	16,974	773,845
DoubleVerify Holdings, Cl Rights *	54,390	833,255
Gogo *	27,757	440,226
IAC *	26,703	1,049,428
John Wiley & Sons, Cl A	16,134	622,772
Lumen Technologies *	429,774	1,912,494
Madison Square Garden Sports *	6,634	1,340,731
QuinStreet *	22,493	369,110
Scholastic	9,291	229,209
Shenandoah Telecommunications	21,102	309,777
Shutterstock	9,645	184,798
TEGNA	63,476	1,060,049
Telephone and Data Systems	41,482	1,619,457
Thryv Holdings *	16,184	212,981
Toro Combineco *	17,781	128,735
TripAdvisor *	47,120	824,129
Yelp, Cl A *	25,214	868,118
Ziff Davis *	16,622	517,277
		16,380,355
CONSUMER DISCRETIONARY — 13.0%
Abercrombie & Fitch, Cl A *	500	48,010
Academy Sports & Outdoors	26,330	1,337,301
Acushnet Holdings	11,109	884,499
Adient *	33,181	711,401
Adtalem Global Education *	15,408	1,760,672
Advance Auto Parts	24,156	1,281,959
American Axle & Manufacturing Holdings *	46,498	206,916
American Eagle Outfitters	62,270	672,516
Asbury Automotive Group *	7,778	1,727,649
BJ's Restaurants *	10,322	365,708
Bloomin' Brands	29,898	272,371
Boot Barn Holdings *	12,430	2,136,717
BorgWarner	86,893	3,197,662
Brinker International *	18,722	2,950,587
Buckle	11,969	590,909
Caleres	13,496	185,300
Carter's	14,369	348,305
Cavco Industries *	3,314	1,337,762
Century Communities	10,744	604,780
Champion Homes *	21,508	1,309,837
Cheesecake Factory	19,983	1,277,114
COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Cracker Barrel Old Country Store	9,999	$619,938
Dana	52,180	830,706
Dave & Buster's Entertainment *	11,951	349,447
Dorman Products *	10,750	1,296,665
Dream Finders Homes, Cl A *	13,442	340,351
Ethan Allen Interiors	9,143	272,187
Etsy *	41,241	2,403,113
Foot Locker *	34,753	870,215
Fox Factory Holding *	16,474	500,315
Frontdoor *	31,107	1,819,759
Gentherm *	12,188	390,503
G-III Apparel Group *	16,465	388,574
Green Brick Partners *	12,313	762,667
Group 1 Automotive	5,076	2,092,073
Guess?	11,011	143,143
Hanesbrands *	150,540	615,709
Helen of Troy *	10,138	222,833
Installed Building Products	9,255	1,872,194
Jack in the Box	7,427	146,312
Kohl's	43,966	476,591
Kontoor Brands	20,261	1,127,727
La-Z-Boy, Cl Z	17,170	617,605
LCI Industries	9,968	946,960
Leggett & Platt	57,549	549,593
LGI Homes *	8,145	433,884
M/I Homes *	10,958	1,317,042
MarineMax *	7,578	171,869
Matthews International, Cl A	12,961	304,454
Meritage Homes	29,030	1,954,880
Mister Car Wash *	42,756	246,916
Monro	11,828	166,716
National Vision Holdings *	33,765	819,139
Oxford Industries	5,522	210,830
Papa John's International	14,175	601,162
Patrick Industries	13,233	1,286,777
Perdoceo Education	27,517	791,939
Phinia	15,721	797,055
Sabre *	169,384	513,234
Sally Beauty Holdings *	39,847	388,110
Shake Shack, Cl A *	16,703	2,010,039
Shoe Carnival	7,091	145,082
Signet Jewelers	16,966	1,342,011
Six Flags Entertainment	37,227	1,115,321
Sonic Automotive, Cl A	5,776	417,894
Sonos *	51,102	552,413
Standard Motor Products	8,282	251,442
Steven Madden	28,684	688,559
Strategic Education	9,446	700,374
Stride *	18,863	2,418,802
Topgolf Callaway Brands *	60,106	555,980

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

JULY 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Tri Pointe Homes *	35,900	$1,105,720
Upbound Group, Cl A	20,326	419,427
Urban Outfitters *	23,103	1,739,194
Viad *	9,130	276,091
Victoria's Secret *	32,957	619,592
Winnebago Industries	11,068	328,941
Wolverine World Wide	35,502	801,635
XPEL *	8,959	292,870
		68,648,549
CONSUMER STAPLES — 3.2%
Andersons	12,736	457,477
B&G Foods	35,178	144,230
Cal-Maine Foods	19,062	2,118,551
Central Garden & Pet *	3,375	131,692
Central Garden & Pet, Cl A *	19,506	692,853
Chefs' Warehouse *	15,611	1,070,290
Edgewell Personal Care	18,574	468,622
Energizer Holdings	25,946	584,304
Fresh Del Monte Produce	17,605	661,772
Freshpet *	19,911	1,360,319
Grocery Outlet Holding *	41,682	548,952
Inter Parfums	7,305	880,983
J & J Snack Foods	6,147	693,935
John B Sanfilippo & Son	3,628	229,689
MGP Ingredients	5,432	153,617
National Beverage *	9,256	424,110
PriceSmart	10,474	1,125,955
Simply Good Foods *	36,845	1,122,299
SpartanNash	14,862	394,437
Tootsie Roll Industries	8,182	310,359
TreeHouse Foods *	17,950	344,999
United Natural Foods *	27,757	767,203
USANA Health Sciences *	4,266	125,378
WD-40	5,350	1,147,040
WK Kellogg	28,914	666,468
		16,625,534
ENERGY — 3.9%
Archrock	77,032	1,799,467
Atlas Energy Solutions, Cl A	34,921	453,973
Bristow Group *	12,573	434,649
Cactus, Cl A	29,028	1,228,175
California Resources	30,896	1,488,569
Comstock Resources *	46,081	823,467
Core Laboratories	20,553	224,850
Crescent Energy, Cl A	83,905	775,282
CVR Energy	17,868	478,505
Dorian LPG	17,070	491,445
Helix Energy Solutions Group *	67,100	397,903
Helmerich & Payne	42,498	688,893
Innovex International *	22,432	368,333
International Seaways	18,064	720,754
COMMON STOCK — continued

	Shares	Value
ENERGY— continued
Liberty Energy, Cl A	69,779	$861,073
Magnolia Oil & Gas, Cl A	79,370	1,890,593
Northern Oil and Gas	42,585	1,199,194
Par Pacific Holdings *	23,836	747,974
Patterson-UTI Energy	156,747	926,375
ProPetro Holding *	46,237	247,830
REX American Resources *	7,530	393,668
RPC	52,485	244,055
SM Energy	48,986	1,351,524
Talos Energy *	62,201	531,819
Tidewater *	18,952	947,789
Vital Energy *	14,774	276,126
World Kinect	28,080	765,742
		20,758,027
FINANCIALS — 19.8%
Acadian Asset Management	10,603	443,099
Ameris Bancorp	25,528	1,744,839
AMERISAFE	7,519	336,701
Apollo Commercial Real Estate Finance ‡	50,484	485,656
Arbor Realty Trust ‡	75,891	846,944
ARMOUR Residential REIT ‡	32,606	531,804
Artisan Partners Asset Management, Cl A	27,880	1,261,570
Assured Guaranty	18,254	1,543,923
Atlantic Union Bankshares	56,356	1,786,485
Axos Financial *	21,179	1,828,807
Banc of California	50,557	734,088
BancFirst	7,877	980,844
Bancorp *	18,492	1,167,955
Bank of Hawaii	15,693	971,083
BankUnited	29,776	1,085,931
Banner	13,657	847,758
Berkshire Hills Bancorp	18,022	444,062
BGC Group, Cl A	149,861	1,389,211
Blackstone Mortgage Trust, Cl A ‡	67,772	1,252,427
Bread Financial Holdings	18,929	1,160,348
Brookline Bancorp	35,191	363,171
Capitol Federal Financial	48,252	290,477
Cathay General Bancorp	27,751	1,254,900
Central Pacific Financial	10,654	284,036
City Holding	5,720	698,412
Cohen & Steers	10,671	784,959
Community Financial System	20,925	1,102,748
Customers Bancorp *	11,825	753,844
CVB Financial	51,159	956,162
Dime Community Bancshares	17,268	478,496
Donnelley Financial Solutions *	10,043	531,877
Eagle Bancorp	12,770	205,469
Ellington Financial ‡	37,327	473,680
Employers Holdings	9,495	391,954

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

JULY 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Enact Holdings	11,261	$391,432
Encore Capital Group *	9,222	340,107
Enova International *	10,583	1,106,559
EVERTEC	25,124	908,233
EZCORP, Cl A *	22,039	315,598
FB Financial	15,963	778,356
First BanCorp Puerto Rico	63,505	1,322,809
First Bancorp Southern Pines	16,358	819,372
First Commonwealth Financial	41,310	682,028
First Financial Bancorp	37,810	916,514
First Hawaiian	49,769	1,206,898
Franklin BSP Realty Trust ‡	32,470	327,947
Fulton Financial	71,949	1,291,485
Genworth Financial, Cl A *	165,016	1,297,026
Goosehead Insurance, Cl A	10,790	980,919
HA Sustainable Infrastructure Capital	48,877	1,269,336
Hanmi Financial	11,830	269,842
HCI Group	4,391	614,916
Heritage Financial	13,470	303,614
Hilltop Holdings	17,990	532,504
Hope Bancorp	50,068	500,179
Horace Mann Educators	16,105	684,946
Independent Bank	19,147	1,216,792
Jackson Financial, Cl A	28,978	2,537,314
KKR Real Estate Finance Trust ‡	23,205	209,773
Lakeland Financial	10,094	639,657
Lincoln National	68,777	2,621,091
Mercury General	11,017	762,927
Moelis, Cl A	29,340	2,057,908
Mr Cooper Group *	26,379	4,107,738
National Bank Holdings, Cl A	15,045	557,568
Navient	28,763	372,193
NBT Bancorp	20,664	855,076
NCR Atleos *	29,049	888,899
New York Mortgage Trust ‡	36,348	230,083
NMI Holdings, Cl A *	30,934	1,154,457
Northwest Bancshares	50,454	590,312
OFG Bancorp	17,738	755,994
Pacific Premier Bancorp	38,332	830,654
Palomar Holdings *	11,525	1,526,947
Park National	5,755	931,562
Pathward Financial	9,304	703,615
Payoneer Global *	108,751	714,494
PennyMac Mortgage Investment Trust ‡	34,364	405,152
Piper Sandler	6,500	2,049,580
PJT Partners	9,833	1,756,370
PRA Group *	17,046	259,099
Preferred Bank	4,564	414,502
ProAssurance *	26,131	620,873
PROG Holdings	15,937	507,434
COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Provident Financial Services	51,602	$940,188
Radian Group	53,142	1,732,961
Ready Capital ‡	67,634	284,739
Redwood Trust ‡	52,573	287,049
Renasant	36,474	1,336,407
S&T Bancorp	15,138	554,656
Safety Insurance Group	5,882	413,799
Seacoast Banking Corp of Florida	33,581	946,648
ServisFirst Bancshares	19,870	1,562,776
Simmons First National, Cl A	49,743	953,573
SiriusPoint *	40,871	801,480
Southside Bancshares	11,217	330,228
Stellar Bancorp	18,093	534,286
StepStone Group, Cl A	26,439	1,569,419
Stewart Information Services	11,026	715,918
StoneX Group *	18,122	1,762,183
Tompkins Financial	4,960	320,813
Triumph Financial *	8,770	497,434
Trupanion *	15,011	711,672
TrustCo Bank NY	7,512	252,103
Trustmark	23,885	889,716
Two Harbors Investment ‡	41,083	400,559
United Community Banks	48,079	1,466,410
United Fire Group	10,778	286,156
Veritex Holdings	21,434	679,886
Victory Capital Holdings, Cl A	18,613	1,282,622
Virtu Financial, Cl A	33,231	1,466,816
Virtus Investment Partners	2,566	496,033
WaFd	31,657	921,377
Walker & Dunlop	12,750	956,378
Westamerica BanCorp	10,340	495,286
WisdomTree	45,766	607,315
World Acceptance *	1,235	194,290
WSFS Financial	22,475	1,232,529
		104,436,109
HEALTH CARE — 9.8%
ACADIA Pharmaceuticals *	55,948	1,333,241
AdaptHealth, Cl A *	48,817	437,888
Addus HomeCare *	7,667	818,682
ADMA Biologics *	104,196	1,948,465
Alkermes *	77,606	2,055,783
AMN Healthcare Services *	16,514	302,867
Arcus Biosciences *	41,331	377,352
Arrowhead Pharmaceuticals *	55,373	874,893
Artivion *	17,545	542,316
Astrana Health *	17,965	428,645
Avanos Medical *	20,535	229,376
Catalyst Pharmaceuticals *	60,517	1,290,828
Certara *	48,683	479,041
Collegium Pharmaceutical *	18,842	562,622

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

JULY 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Concentra Group Holdings Parent	44,452	$887,705
CONMED	12,476	638,147
CorVel *	11,687	1,035,468
Embecta	27,466	279,054
Enovis *	24,126	646,577
Fortrea Holdings *	51,961	298,256
Glaukos *	23,221	1,999,096
Harmony Biosciences Holdings *	21,145	743,881
HealthStream	10,123	264,818
ICU Medical *	10,486	1,346,507
Innoviva *	36,445	662,206
Inspire Medical Systems *	12,198	1,519,139
Integer Holdings *	14,314	1,553,212
Integra LifeSciences Holdings *	29,108	382,479
Krystal Biotech *	11,084	1,705,495
LeMaitre Vascular	8,728	709,063
Ligand Pharmaceuticals *	9,223	1,213,562
Merit Medical Systems *	24,456	2,075,336
Myriad Genetics *	56,950	218,688
National HealthCare	5,222	501,469
Neogen *	86,718	403,239
NeoGenomics *	57,667	279,108
OmniAB *	3,296	—
OmniAB *	3,296	—
Omnicell *	21,256	659,149
Owens & Minor *	34,569	239,563
Pacira BioSciences *	25,756	543,194
Phibro Animal Health, Cl A	14,582	386,423
Premier, Cl A	37,263	800,409
Prestige Consumer Healthcare *	24,367	1,801,940
Privia Health Group *	45,909	896,144
Progyny *	31,057	730,150
Protagonist Therapeutics *	28,657	1,543,466
RadNet *	27,430	1,501,244
Schrodinger *	24,975	507,742
Select Medical Holdings	42,571	629,625
Simulations Plus	8,406	109,446
STAAR Surgical *	20,815	372,901
Supernus Pharmaceuticals *	30,153	1,058,370
Tandem Diabetes Care *	28,852	449,514
Teleflex	17,700	2,115,150
TG Therapeutics *	58,062	2,061,201
TransMedics Group *	13,990	1,664,390
UFP Technologies *	3,084	698,187
US Physical Therapy	6,226	455,432
Veracyte *	30,000	705,300
Vericel *	25,074	876,086
		51,849,530
COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — 19.6%
AAR *	15,048	$1,124,236
ABM Industries	25,164	1,160,815
Air Lease, Cl A	44,976	2,491,670
Alamo Group	4,669	1,039,226
Albany International, Cl A	12,386	671,197
Allegiant Travel *	6,818	352,082
American Woodmark *	5,867	308,663
Apogee Enterprises	8,532	358,259
ArcBest	9,049	661,753
Arcosa	20,408	1,752,639
Armstrong World Industries	18,106	3,407,006
Astec Industries	11,685	463,427
AZZ	12,812	1,402,914
Boise Cascade	15,307	1,282,880
Brady, Cl A	17,359	1,225,025
CoreCivic *	48,439	970,718
CSG Systems International	12,688	792,492
CSW Industrials	6,958	1,805,462
Deluxe	17,839	287,208
DNOW *	47,598	740,625
DXP Enterprises *	6,117	692,811
Dycom Industries *	11,935	3,208,247
Enerpac Tool Group, Cl A	22,851	879,992
EnPro Industries	8,908	1,892,148
Enviri *	38,078	342,702
ESCO Technologies	11,261	2,181,256
Everus Construction *	21,502	1,596,701
Federal Signal	25,168	3,185,514
Forward Air *	9,623	292,443
Franklin Electric	15,819	1,486,195
Gates Industrial *	97,797	2,425,366
GEO Group *	58,533	1,517,175
Gibraltar Industries *	11,888	784,965
GMS *	15,889	1,742,070
Granite Construction	19,114	1,805,700
Greenbrier	13,872	631,176
Griffon	16,453	1,337,135
Hayward Holdings *	63,226	972,416
Healthcare Services Group *	35,014	455,532
Heartland Express	17,006	132,987
Heidrick & Struggles International	10,091	449,352
Hertz Global Holdings *	56,802	364,101
Hillenbrand	29,907	619,374
HNI	19,242	989,808
Hub Group, Cl A	23,961	839,114
Insteel Industries	9,869	356,271
Interface, Cl A	27,171	560,266
JetBlue Airways *	131,175	582,417
John Bean Technologies	19,514	2,689,029
Kadant	4,866	1,619,259
Kennametal	32,408	802,422

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

JULY 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Korn Ferry	21,025	$1,490,042
Lindsay	4,818	657,705
Liquidity Services *	11,057	264,041
Marten Transport	22,851	277,868
Masterbrand *	53,157	586,322
Matson	12,920	1,379,598
Mercury Systems *	23,094	1,214,513
MillerKnoll	28,552	541,917
Mueller Water Products, Cl A	66,808	1,654,166
MYR Group *	6,713	1,298,965
NV5 Global *	21,979	493,429
OPENLANE *	47,328	1,166,162
Pitney Bowes	71,973	817,613
Powell Industries	4,133	979,934
Proto Labs *	11,503	496,009
Quanex Building Products	20,681	402,866
Ralliant *	46,099	2,107,646
Resideo Technologies *	63,491	1,733,304
Robert Half	39,726	1,466,287
Rush Enterprises, Cl A	26,120	1,414,137
RXO *	57,379	886,506
Schneider National, Cl B	19,559	478,218
SkyWest *	16,235	1,882,611
SPX Technologies *	19,174	3,497,146
Standex International	4,990	822,053
Sterling Infrastructure *	12,539	3,355,311
Sun Country Airlines Holdings *	16,799	194,700
Sunrun *	95,738	982,272
Tennant	7,377	608,898
Titan International *	28,590	241,871
Trinity Industries	34,022	792,713
UniFirst	6,396	1,093,908
Verra Mobility, Cl A *	63,700	1,609,062
Vestis	50,416	305,521
Vicor *	10,893	484,085
Werner Enterprises	24,388	676,035
WillScot Holdings	72,797	2,136,592
Worthington Enterprises	14,304	886,419
Zurn Elkay Water Solutions	59,940	2,652,345
		103,761,031
INFORMATION TECHNOLOGY — 12.5%
A10 Networks	32,258	594,192
ACI Worldwide *	42,664	1,815,780
Adeia	46,972	608,287
Advanced Energy Industries	14,893	2,068,936
Alarm.com Holdings *	19,720	1,077,304
Alpha & Omega Semiconductor *	10,546	268,607
Arlo Technologies *	42,588	689,926
Axcelis Technologies *	12,689	858,918
Badger Meter	11,648	2,198,676
COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Benchmark Electronics	14,256	$548,856
BlackLine *	21,618	1,162,616
Box, Cl A *	59,446	1,908,217
Calix *	23,695	1,343,270
CEVA *	10,753	229,792
Cleanspark *	114,023	1,296,442
Clear Secure, Cl A	38,896	1,143,931
Cohu *	18,366	328,017
Corsair Gaming *	20,716	187,687
CTS	11,787	461,933
Digi International *	15,399	502,161
DigitalOcean Holdings *	26,731	744,726
Diodes *	18,326	904,755
DXC Technology *	71,934	979,022
ePlus *	10,403	673,906
Extreme Networks *	53,385	942,779
FormFactor *	30,441	864,829
Grid Dynamics Holdings *	29,080	275,969
Harmonic *	44,666	380,108
Ichor Holdings *	13,650	270,133
Impinj *	9,457	1,461,863
Insight Enterprises *	10,866	1,288,490
InterDigital	11,123	2,871,959
Itron *	18,066	2,249,940
Knowles *	34,350	697,648
Kulicke & Soffa Industries	20,841	682,751
LiveRamp Holdings *	27,434	900,384
MARA Holdings *	142,667	2,294,085
MaxLinear, Cl A *	32,811	519,070
N-able *	28,328	228,890
NCR Voyix *	57,447	782,428
NetScout Systems *	29,712	636,431
OSI Systems *	6,368	1,407,392
PC Connection	4,714	290,335
PDF Solutions *	12,321	273,896
Penguin Solutions *	24,434	626,976
Photronics *	25,103	511,097
Plexus *	10,721	1,366,928
Progress Software	17,566	844,573
Qorvo *	37,011	3,094,120
Rogers *	6,658	436,632
Sandisk *	54,968	2,359,227
Sanmina *	21,144	2,453,550
ScanSource *	8,210	318,876
Semtech *	35,601	1,819,211
SiTime *	8,698	1,764,389
SMART Global Holdings *	22,049	519,695
Sprinklr, Cl A *	45,335	408,468
SPS Commerce *	15,019	1,635,043
Teradata *	37,756	790,233
TTM Technologies *	42,122	1,990,265
Ultra Clean Holdings *	17,831	401,554

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

JULY 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Veeco Instruments *	23,671	$491,883
Viasat *	36,619	601,650
Viavi Solutions *	88,846	892,902
Vishay Intertechnology	44,370	727,224
Xerox Holdings	46,442	188,090
		66,157,923
MATERIALS — 5.3%
AdvanSix	10,590	213,071
Alpha Metallurgical Resources *	4,336	511,952
Balchem	12,901	1,967,015
Celanese, Cl A	43,647	2,279,683
Century Aluminum *	23,247	492,371
Chemours	59,565	713,589
Element Solutions	88,234	2,082,322
FMC	49,765	1,942,826
Hawkins	7,959	1,299,546
HB Fuller	21,453	1,205,659
Ingevity *	15,018	627,602
Innospec	9,858	787,654
Kaiser Aluminum	6,320	488,599
Koppers Holdings	7,903	259,693
Materion	8,220	865,566
Metallus *	14,605	230,759
Minerals Technologies	12,532	728,736
MP Materials *	52,694	3,240,681
O-I Glass, Cl I *	66,123	860,260
Quaker Chemical	5,377	615,236
Sealed Air	58,173	1,702,724
Sensient Technologies	17,222	1,933,858
Stepan	8,382	425,554
SunCoke Energy	33,432	247,062
Sylvamo	13,510	622,406
Warrior Met Coal	20,758	1,066,546
Worthington Steel	13,884	423,740
		27,834,710
REAL ESTATE — 7.6%
Acadia Realty Trust ‡	54,467	1,019,622
Alexander & Baldwin ‡	28,717	516,332
American Assets Trust ‡	18,648	354,871
Apple Hospitality REIT ‡	87,384	1,026,762
Armada Hoffler Properties ‡	31,552	215,500
Brandywine Realty Trust ‡	90,687	362,748
CareTrust REIT ‡	80,140	2,548,452
Centerspace ‡	6,609	359,728
Curbline Properties ‡	43,074	951,935
Cushman & Wakefield *	92,288	1,124,991
DiamondRock Hospitality ‡	81,480	629,026
Douglas Emmett ‡	70,968	1,075,875
Easterly Government Properties, Cl A ‡	16,659	366,498
Elme Communities ‡	36,222	546,228
COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
Essential Properties Realty Trust ‡	81,046	$2,471,092
eXp World Holdings	34,387	370,692
Four Corners Property Trust ‡	39,680	1,001,523
Getty Realty ‡	20,145	559,830
Global Net Lease ‡	88,755	620,397
Highwoods Properties ‡	46,356	1,344,788
Innovative Industrial Properties, Cl A ‡	11,078	572,733
JBG SMITH Properties ‡	34,779	736,619
Kennedy-Wilson Holdings	46,971	343,828
LTC Properties ‡	18,140	617,486
LXP Industrial Trust ‡	116,805	906,407
Macerich ‡	106,979	1,787,619
Marcus & Millichap	9,541	297,298
Millrose Properties	51,274	1,537,707
NexPoint Residential Trust ‡	8,700	271,266
Outfront Media ‡	57,301	1,004,486
Pebblebrook Hotel Trust ‡	47,351	474,930
Phillips Edison ‡	49,611	1,676,356
Ryman Hospitality Properties ‡	23,729	2,255,679
Safehold ‡	18,153	253,960
Saul Centers ‡	4,762	153,432
SITE Centers ‡	18,641	200,764
SL Green Realty ‡	30,685	1,756,716
St. Joe	14,946	754,773
Summit Hotel Properties ‡	42,960	224,251
Sunstone Hotel Investors ‡	78,537	687,199
Tanger ‡	44,792	1,344,656
Terreno Realty ‡	40,781	2,262,938
Uniti Group ‡	112,660	599,351
Urban Edge Properties ‡	49,663	979,354
Veris Residential ‡	34,115	480,339
Whitestone REIT, Cl B ‡	17,655	215,214
Xenia Hotels & Resorts ‡	38,982	495,461
		40,357,712
UTILITIES — 2.1%
American States Water	16,929	1,245,805
Avista	37,657	1,404,606
California Water Service Group	26,190	1,190,859
Chesapeake Utilities	10,600	1,270,728
Clearway Energy, Cl A	19,902	612,584
Clearway Energy, Cl C	39,708	1,295,672
MDU Resources Group	94,293	1,626,554
Middlesex Water	8,705	449,178
Northwest Natural Holding	20,118	803,111
SJW Group	14,491	699,771

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

JULY 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UTILITIES— continued
Unitil	7,792	$401,911
		11,000,779
Total Common Stock
(Cost $428,260,406)		527,810,259
RIGHTS — 0.0%
	Number of Rights	Value
Toriba Therapeutics * (A)(B)	2,044	$—

Total Rights
(Cost $123)		—
Total Investments in Securities— 99.9%
(Cost $428,260,529)		$527,810,259

Percentages are based on Net Assets of $528,549,011.

A list of the open futures contracts held by the Fund at July 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized (Depreciation)
Long Contracts
Russell 2000 Index E-MINI	3	Sep-2025	$339,016	$333,030	$(5,986)

*	Non-income producing security.
‡	Real Estate Investment Trust.

(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Expiration date not available.

Cl — Class

REIT — Real Estate investment Trust

Amounts designated as “–” are $0 or have been round to $0.

CRI-QH-001-0800

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

JULY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.5%

	Shares	Value
COMMUNICATION SERVICES — 7.0%
Alphabet, Cl A	46,488	$8,921,047
Alphabet, Cl C	45,270	8,730,772
AT&T	10,162	278,540
Charter Communications, Cl A *	361	97,239
Comcast, Cl A	4,986	165,685
Electronic Arts	507	77,313
Meta Platforms, Cl A	30,610	23,674,998
Netflix *	1,359	1,575,625
Omnicom Group	19,035	1,371,472
Spotify Technology *	159	99,620
Take-Two Interactive Software *	309	68,824
TKO Group Holdings, Cl A	601	100,974
T-Mobile US	15,571	3,712,282
Walt Disney	47,067	5,606,150
		54,480,541
CONSUMER DISCRETIONARY — 8.3%
Amazon.com *	154,692	36,214,944
Aptiv *	22,593	1,550,784
AutoNation *	11,536	2,222,295
AutoZone *	1,153	4,344,942
Bath & Body Works	664	19,229
Booking Holdings	552	3,038,241
Carvana, Cl A *	248	96,762
Cava Group *	12,184	1,072,314
Chipotle Mexican Grill, Cl A *	69,752	2,990,966
Darden Restaurants	300	60,501
Domino's Pizza	179	82,915
DoorDash, Cl A *	1,295	324,074
eBay	1,426	130,835
General Motors	1,874	99,959
Hilton Worldwide Holdings	1,093	293,011
Home Depot	8,326	3,059,888
Lowe's	1,266	283,040
Lululemon Athletica *	577	115,706
Marriott International, Cl A	998	263,302
McDonald's	2,149	644,850
NIKE, Cl B	2,335	174,401
NVR *	28	211,386
O'Reilly Automotive *	42,668	4,195,118
Pool	250	77,035
Ross Stores	1,540	210,272
Tapestry	500	54,015
Tesla *	6,553	2,020,093
TJX	2,232	277,951
Ulta Beauty *	169	87,037
Wingstop	220	83,015
		64,298,881
CONSUMER STAPLES — 4.9%
Coca-Cola	106,897	7,257,237
Coca-Cola Europacific Partners	20,201	1,957,881

COMMON STOCK — continued

	Shares	Value
CONSUMER STAPLES— continued
Colgate-Palmolive	2,404	$201,575
Costco Wholesale	4,908	4,611,753
elf Beauty *	600	72,714
Kenvue	62,839	1,347,268
Keurig Dr Pepper	8,997	293,752
Kimberly-Clark	1,652	205,872
Lamb Weston Holdings	280	15,980
Mondelez International, Cl A	2,345	151,698
Monster Beverage *	37,953	2,229,739
PepsiCo	2,442	336,801
Sysco	70,096	5,579,641
Target	761	76,481
Tyson Foods, Cl A	800	41,840
Unilever ADR	74,639	4,361,157
US Foods Holding *	95,725	7,976,764
Walmart	11,212	1,098,552
		37,816,705
ENERGY — 3.1%
Cenovus Energy	181,103	2,758,199
Chesapeake Energy	906	94,931
Chevron	5,302	803,976
ConocoPhillips	52,484	5,003,824
Diamondback Energy	31,754	4,720,550
EOG Resources	1,783	213,996
Equities	1,789	96,159
Exxon Mobil	9,137	1,020,055
Marathon Petroleum	25,934	4,413,707
ONEOK	27,809	2,283,397
Phillips 66	539	66,610
Schlumberger	46,672	1,577,513
Targa Resources	1,553	258,435
Texas Pacific Land	52	50,343
Valero Energy	1,879	258,005
Williams	4,790	287,160
		23,906,860
FINANCIALS — 14.8%
Allstate	17,759	3,609,517
American Express	16,136	4,829,666
American International Group	2,834	220,003
Aon, Cl A	9,405	3,345,453
Apollo Global Management	23,522	3,418,217
Ares Management, Cl A	782	145,084
Arthur J Gallagher	5,105	1,466,411
Axis Capital Holdings	1,109	104,069
Bank of America	23,621	1,116,565
Bank of New York Mellon	2,371	240,538
Berkshire Hathaway, Cl B *	19,341	9,126,631
Blackstone	836	144,595
Block, Cl A *	4,641	358,564
Blue Owl Capital, Cl A	36,961	715,195
Capital One Financial	15,992	3,438,363

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

JULY 31, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Cboe Global Markets	351	$84,605
Charles Schwab	36,506	3,567,731
Chubb	2,324	618,277
Citigroup	8,472	793,827
CME Group, Cl A	1,472	409,628
Corebridge Financial	5,561	197,749
Corpay *	11,815	3,816,836
Equitable Holdings	2,059	105,730
Everest Group	6,226	2,090,691
Fidelity National Information Services	54,444	4,323,398
Fifth Third Bancorp	3,286	136,599
Fiserv *	1,857	258,012
Global Payments	215	17,189
Goldman Sachs Group	4,172	3,018,818
Hartford Financial Services Group	1,831	227,758
Huntington Bancshares	236,928	3,892,727
Intercontinental Exchange	9,045	1,671,787
JPMorgan Chase	46,964	13,912,615
KeyCorp	5,373	96,284
LPL Financial Holdings	12,349	4,886,870
Marsh & McLennan	1,519	302,585
Mastercard, Cl A	14,278	8,088,059
MetLife	4,089	310,559
Moody's	20,361	10,500,778
Morgan Stanley	28,841	4,108,689
Popular	545	62,446
Progressive	968	234,295
RenaissanceRe Holdings	917	223,510
S&P Global	827	455,760
State Street	1,289	144,046
TPG, Cl A	2,844	162,307
Tradeweb Markets, Cl A	981	135,917
Truist Financial	842	36,804
US Bancorp	5,206	234,062
Visa, Cl A	24,143	8,340,682
Voya Financial	2,753	192,710
Wells Fargo	54,475	4,392,319
Western Alliance Bancorp	652	50,569
		114,382,099
HEALTH CARE — 5.8%
BeiGene ADR *	328	98,771
Boston Scientific *	5,023	527,013
Cardinal Health	500	77,610
Cencora, Cl A	23,117	6,613,311
Cigna Group	987	263,904
CVS Health	4,261	264,608
Elevance Health	598	169,282
Humana	6,003	1,499,970
IDEXX Laboratories *	6,902	3,687,808

COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
Intuitive Surgical *	1,204	$579,232
IQVIA Holdings *	14,197	2,638,654
McKesson	9,763	6,771,031
Medtronic	52,980	4,780,915
Molina Healthcare *	179	28,259
Quest Diagnostics	27,572	4,615,829
Stryker	22,576	8,866,272
Veeva Systems, Cl A *	6,769	1,923,750
West Pharmaceutical Services	4,935	1,180,748
Zimmer Biomet Holdings	1,637	150,031
		44,736,998
INDUSTRIALS — 12.5%
Allegion	9,620	1,596,150
AMETEK	50,924	9,413,301
API Group *	3,100	111,817
Automatic Data Processing	200	61,900
Booz Allen Hamilton Holding, Cl A	518	55,597
Canadian National Railway	1,657	154,847
Carrier Global	2,559	175,599
Caterpillar	1,498	656,154
CH Robinson Worldwide	26,163	3,017,117
Cintas	966	214,983
Copart *	54,898	2,488,526
CSX	7,334	260,650
Cummins	8,003	2,942,063
Dayforce *	1,666	96,078
Deere	764	400,619
Dover	1,125	203,782
Emerson Electric	15,266	2,221,356
Equifax	27,607	6,632,030
Esab	486	65,207
FedEx	12,087	2,701,324
Ferguson Enterprises	375	83,749
Fortive	34,820	1,668,923
GE Vernova	663	437,772
General Electric	19,826	5,374,432
HEICO	10,452	3,415,714
Howmet Aerospace	1,334	239,813
Hubbell, Cl B	5,752	2,516,385
Ingersoll Rand	2,048	173,322
Johnson Controls International	1,195	125,475
KBR	4,003	187,100
Middleby *	201	29,185
Norfolk Southern	13,571	3,772,738
Old Dominion Freight Line	2,102	313,723
Parker-Hannifin	427	312,521
Ralliant *	695	31,775
Rockwell Automation	905	318,298
Saia *	570	172,277
SiteOne Landscape Supply *	416	57,337

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

JULY 31, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
SS&C Technologies Holdings	576	$49,236
Stanley Black & Decker	3,592	242,999
Trane Technologies	488	213,783
TransDigm Group	10,236	16,464,197
TransUnion	31,176	2,967,643
Trex *	700	44,968
Uber Technologies *	90,340	7,927,335
United Airlines Holdings *	23,413	2,067,602
United Rentals	7,686	6,786,277
Veralto	43,117	4,519,955
Verisk Analytics, Cl A	474	132,109
Vertiv Holdings, Cl A	1,300	189,280
Waste Connections	636	118,722
Waste Management	626	143,454
Westinghouse Air Brake Technologies	12,901	2,477,637
Xylem	822	118,878
		97,163,714
INFORMATION TECHNOLOGY — 36.1%
Accenture, Cl A	3,320	886,772
Adobe *	12,479	4,463,614
Advanced Micro Devices *	14,070	2,480,682
Amphenol, Cl A	93,818	9,992,555
Analog Devices	27,975	6,284,024
Apple	135,502	28,126,150
Applied Materials	18,928	3,408,176
Arista Networks *	3,070	378,285
Autodesk *	522	158,224
Broadcom	80,596	23,671,045
Cadence Design Systems *	1,018	371,132
CDW	592	103,233
Cisco Systems	7,197	489,972
Crowdstrike Holdings, Cl A *	404	183,646
Datadog, Cl A *	19,348	2,708,333
Dell Technologies, Cl C	32,809	4,353,426
Descartes Systems Group *	1,386	146,583
Fair Isaac *	96	137,925
First Solar *	2,440	426,341
Flex *	79,201	3,949,754
Fortinet *	2,902	289,910
Gen Digital	7,623	224,802
HubSpot *	15	7,795
International Business Machines	1,162	294,160
Intuit	19,924	15,642,930
Jabil	100	22,317
Keysight Technologies *	20,534	3,365,728
KLA	382	335,789
Lam Research	21,480	2,037,163
Marvell Technology	1,858	149,328
Microchip Technology	61,300	4,143,267

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY— continued
Micron Technology	29,190	$3,185,797
Microsoft	104,111	55,543,219
Monday.com *	60	15,737
Monolithic Power Systems	434	308,678
NVIDIA	229,869	40,886,799
NXP Semiconductors	19,277	4,120,844
Okta, Cl A *	432	42,250
Oracle	82,966	21,054,282
Palantir Technologies, Cl A *	3,903	618,040
Palo Alto Networks *	1,782	309,355
QUALCOMM	3,371	494,728
Roper Technologies	8,480	4,667,392
Salesforce	37,900	9,790,707
SAP ADR	30,884	8,854,443
ServiceNow *	4,498	4,242,154
Shopify, Cl A *	200	24,442
Super Micro Computer *	1,800	106,146
Synopsys *	315	199,543
TE Connectivity	1,000	205,750
Trimble *	19,683	1,651,207
Tyler Technologies *	4,581	2,677,869
Western Digital	931	73,260
Workday, Cl A *	300	68,814
Zebra Technologies, Cl A *	255	86,450
		278,460,967
MATERIALS — 4.4%
Ball	1,600	91,616
CF Industries Holdings	670	62,196
Corteva	1,465	105,671
CRH	64,109	6,119,204
Dow	1,100	25,619
Franco-Nevada	868	138,298
Freeport-McMoRan	57,701	2,321,888
International Paper	3,416	159,664
Kinross Gold	292,611	4,681,776
Linde	27,044	12,447,272
Martin Marietta Materials	3,235	1,859,737
Mosaic	1,950	70,219
Newmont	45,741	2,840,516
Packaging Corp of America	263	50,956
Reliance	9,025	2,618,423
RPM International	193	22,660
Sherwin-Williams	674	223,013
Steel Dynamics	1,144	145,929
Vulcan Materials	543	149,146
West Fraser Timber	1,318	91,351
		34,225,154
REAL ESTATE — 0.9%
American Tower ‡	22,137	4,613,129
AvalonBay Communities ‡	466	86,806
Camden Property Trust ‡	293	31,996

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

JULY 31, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
REAL ESTATE— continued
CBRE Group, Cl A *	1,108	$172,560
CoStar Group *	412	39,218
Crown Castle International ‡	1,021	107,297
CubeSmart ‡	1,089	42,373
Equinix ‡	381	299,150
Equity Residential ‡	1,123	70,974
Essex Property Trust ‡	347	90,282
Kimco Realty ‡	2,767	58,743
Prologis ‡	2,823	301,440
Public Storage ‡	362	98,442
Regency Centers ‡	907	64,760
Rexford Industrial Realty ‡	4,950	180,824
Simon Property Group ‡	647	105,972
Sun Communities ‡	925	114,728
Welltower ‡	1,795	296,301
		6,774,995
UTILITIES — 1.7%
Atmos Energy	1,039	162,001
CenterPoint Energy	70,088	2,720,816
CMS Energy	1,646	121,475
Consolidated Edison	2,076	214,866
Constellation Energy	987	343,318
Entergy	36,223	3,275,646
Exelon	2,062	92,666
FirstEnergy	116,900	4,992,799
NextEra Energy	7,169	509,429
PG&E	19,317	270,824
Sempra	2,714	221,680
Southern	1,603	151,452
		13,076,972
Total Common Stock
(Cost $534,811,989)		769,323,886
Total Investments in Securities— 99.5%
(Cost $534,811,989)		$769,323,886

Percentages are based on Net Assets of $773,366,920.

*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

CRI-QH-001-0800

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

JULY 31, 2025 (Unaudited)

 SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.7%

	Shares	Value
AUSTRALIA — 0.7%
Information Technology — 0.5%
Atlassian, Cl A *	57,084	$10,947,570

Materials — 0.2%
Sandfire Resources *	500,447	3,373,075

		14,320,645
AUSTRIA — 0.5%
Financials — 0.5%
Erste Group Bank	114,716	10,520,830

BELGIUM — 0.8%
Consumer Staples — 0.5%
Anheuser-Busch InBev	165,631	9,550,479

Materials — 0.3%
Syensqo	76,045	6,044,677

		15,595,156
BERMUDA — 0.9%
Financials — 0.9%
Arch Capital Group	215,937	18,583,538

BRAZIL — 1.2%
Consumer Discretionary — 0.2%
C&A MODAS	192,000	559,688
Cury Construtora e Incorporadora	126,000	661,446
Cyrela Brazil Realty Empreendimentos e Participacoes	134,800	587,495
Direcional Engenharia	123,100	855,107
Vibra Energia	229,900	873,436
YDUQS Participacoes	206,900	478,950
		4,016,122
Consumer Staples — 0.1%
JBS *	130,550	1,783,868

Financials — 0.8%
NU Holdings, Cl A *	1,162,722	14,208,463
Pagseguro Digital, Cl A	178,996	1,401,539
		15,610,002
Industrials — 0.1%
Localiza Rent a Car	365,286	2,251,005

COMMON STOCK — continued

	Shares	Value
BRAZIL — continued
Materials — 0.0%
Suzano	56,907	$528,965

Utilities — 0.0%
Cia de Saneamento de Minas Gerais Copasa MG	39,500	182,100

		24,372,062
CANADA — 4.3%
Consumer Discretionary — 0.6%
Dollarama	85,700	11,739,081

Energy — 0.2%
Tourmaline Oil, Cl Common Subs. Receipt	110,900	4,730,225

Industrials — 2.8%
Canadian Pacific Kansas City (CAD)	325,275	23,974,194
Canadian Pacific Kansas City (USD)	275,148	20,237,135
Waste Connections	67,631	12,624,679
		56,836,008
Information Technology — 0.4%
Shopify, Cl A *	58,600	7,178,823

Materials — 0.3%
Barrick Gold	300,000	6,346,968

		86,831,105
CAYMAN ISLANDS — 0.1%
Financials — 0.1%
XP, Cl A	128,713	2,077,428

CHILE — 0.0%
Consumer Discretionary — 0.0%
Falabella	158,646	785,874

CHINA — 8.3%
Communication Services — 3.3%
Hello Group ADR	83,946	690,876
NetEase ADR	23,989	3,125,767
Tencent Holdings	827,792	57,955,572
Tencent Music Entertainment Group ADR	91,378	1,918,024

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

JULY 31, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
CHINA — continued
Communication Services— continued
Weibo ADR	113,502	$1,094,159
		64,784,398
Consumer Discretionary — 2.8%
Alibaba Group Holding ADR	56,150	6,773,375
Atour Lifestyle Holdings ADR	26,811	906,748
BYD, Cl H	181,500	2,650,056
Gree Electric Appliances of Zhuhai, Cl A	90,600	574,018
Guangdong Xinbao Electrical Appliances Holdings, Cl A	280,200	573,662
JD.com ADR	73,604	2,317,790
JD.com, Cl A	753,250	11,872,684
Meituan, Cl B *	1,087,789	16,781,917
Pop Mart International Group	109,000	3,400,132
Vipshop Holdings ADR	48,284	728,605
Yum China Holdings	257,800	12,034,104
		58,613,091
Consumer Staples — 0.2%
Kweichow Moutai, Cl A	19,400	3,827,418

Financials — 1.2%
China Construction Bank, Cl H	8,073,921	8,258,035
China Galaxy Securities, Cl H	2,120,500	2,865,667
China Life Insurance, Cl H	627,000	1,811,159
Industrial & Commercial Bank of China, Cl H	1,123,000	860,471
New China Life Insurance, Cl H	296,100	1,894,719
People's Insurance Group of China, Cl H	2,280,000	1,751,651
Ping An Insurance Group of China, Cl H	736,500	5,056,341
Qifu Technology ADR	72,463	2,487,655
		24,985,698
Health Care — 0.0%
Sinopharm Group, Cl H	283,200	680,708

Industrials — 0.3%
China Railway Group, Cl H	2,140,000	1,076,702
COSCO SHIPPING Holdings, Cl H	1,073,700	1,962,660
Yutong Bus, Cl A	436,100	1,509,223
		4,548,585
Information Technology — 0.2%
Hengtong Optic-electric, Cl A	261,500	577,865
Xiaomi, Cl B *	682,200	4,589,809
		5,167,674
Materials — 0.3%
China Hongqiao Group	853,000	2,250,127

COMMON STOCK — continued

	Shares	Value
CHINA — continued
Materials— continued
China Lumena New Materials *(A)	15,350	$—
Jiangxi Copper, Cl H	166,000	331,789
Yunnan Yuntianhua, Cl A	239,000	817,816
Zhejiang NHU, Cl A	646,079	2,009,399
		5,409,131
		168,016,703
DENMARK — 0.1%
Health Care — 0.1%
Ascendis Pharma ADR *	15,316	2,657,326

FRANCE — 8.6%
Consumer Discretionary — 2.1%
Hermes International	2,845	6,977,809
Kering	130,760	32,201,628
LVMH Moet Hennessy Louis Vuitton	7,096	3,820,382
		42,999,819
Consumer Staples — 0.9%
Danone	90,713	7,445,429
L'Oreal	21,266	9,437,433
		16,882,862
Energy — 0.2%
Technip Energies	81,566	3,532,454

Financials — 1.8%
AXA	234,265	11,411,411
BNP Paribas	163,887	14,986,728
Societe Generale	131,170	8,396,931
Worldline *	524,863	1,917,665
		36,712,735
Health Care — 0.2%
Ipsen	28,951	3,421,359

Industrials — 2.3%
Alstom *	1,145,616	26,950,718
Cie de Saint-Gobain	124,509	14,325,178
Rexel	103,538	3,138,551
Schneider Electric	11,624	3,017,031
		47,431,478
Information Technology — 0.7%
Capgemini	69,805	10,422,779
Dassault Systemes	134,552	4,433,157
		14,855,936

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

JULY 31, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FRANCE — continued
Materials — 0.4%
Air Liquide	40,332	$7,958,034

		173,794,677
GERMANY — 10.6%
Communication Services — 1.7%
Deutsche Telekom	949,714	34,162,196

Financials — 1.6%
Deutsche Bank	275,653	9,105,664
Deutsche Boerse	49,735	14,434,864
Hannover Rueck	30,467	9,269,056
		32,809,584
Industrials — 3.1%
Daimler Truck Holding	269,011	13,124,473
Siemens Energy *	426,735	49,551,652
		62,676,125
Information Technology — 3.5%
Infineon Technologies	391,744	15,434,044
Nemetschek	97,601	14,584,508
SAP	142,317	40,815,641
		70,834,193
Materials — 0.5%
Heidelberg Materials	10,853	2,511,068
LANXESS	293,547	8,085,001
		10,596,069
Utilities — 0.2%
E.ON	243,516	4,455,543
RWE	1,067	43,902
		4,499,445
		215,577,612
GREECE — 0.6%
Consumer Discretionary — 0.1%
FF Group *(A),(B)	8,921	—
JUMBO	44,044	1,489,946
		1,489,946
Financials — 0.5%
National Bank of Greece	680,169	9,515,184

		11,005,130
HONG KONG — 1.4%
Consumer Discretionary — 0.1%
Geely Automobile Holdings	458,000	1,027,302
Trip.com Group	8,350	518,389
		1,545,691
Consumer Staples — 0.0%
WH Group	75,534	75,620

COMMON STOCK — continued

	Shares	Value
HONG KONG — continued
Financials — 1.3%
AIA Group	1,632,800	$15,224,509
Prudential	886,905	11,274,415
		26,498,924
Health Care — 0.0%
BeiGene *	37,600	854,814

		28,975,049
INDIA — 3.7%
Communication Services — 0.4%
Bharti Airtel	163,181	3,552,312
Indus Towers *	757,929	3,125,745
		6,678,057
Consumer Discretionary — 0.2%
Amber Enterprises India *	15,185	1,370,980
Cartrade Tech *	13,222	328,605
Ceat	27,676	1,043,483
Mahindra & Mahindra	70,310	2,561,295
		5,304,363
Consumer Staples — 0.1%
Varun Beverages	489,006	2,906,318

Energy — 0.1%
Bharat Petroleum	326,191	1,218,955
Oil & Natural Gas	173,570	475,537
		1,694,492
Financials — 2.2%
BSE	39,435	1,085,760
Canara Bank	1,137,325	1,384,099
ICICI Bank ADR	698,149	23,527,621
Indian Energy Exchange	269,312	413,653
Kotak Mahindra Bank	220,690	4,972,222
LIC Housing Finance	207,919	1,384,645
Muthoot Finance	64,785	1,926,694
PNB Housing Finance *	146,512	1,642,475
REC	712,875	3,195,335
Shriram Finance	45,586	326,491
South Indian Bank	2,796,516	944,436
Union Bank of India	957,697	1,422,288
		42,225,719
Health Care — 0.1%
Divi's Laboratories	18,918	1,416,666

Industrials — 0.1%
InterGlobe Aviation *	39,519	2,652,058
Polycab India	6,465	501,032
		3,153,090
Information Technology — 0.1%
PG Electroplast	146,323	1,346,500

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

JULY 31, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDIA — continued
Information Technology— continued
Redington	347,338	$986,151
		2,332,651
Materials — 0.3%
APL Apollo Tubes	117,177	2,132,397
Hindalco Industries	180,938	1,400,754
JK Cement	10,984	831,769
National Aluminium	401,418	842,015
Paradeep Phosphates	715,803	1,748,633
Welspun	78,245	830,852
		7,786,420
Utilities — 0.1%
Mahanagar Gas	91,003	1,401,617

		74,899,393
INDONESIA — 0.4%
Consumer Staples — 0.0%
Indofood Sukses Makmur	1,050,400	542,380

Financials — 0.3%
Bank Central Asia	6,827,600	3,421,963
Bank Negara Indonesia Persero	4,951,800	1,200,854
Bank Rakyat Indonesia Persero	6,644,500	1,487,907
		6,110,724
Industrials — 0.1%
Astra International	4,166,700	1,288,013

Utilities — 0.0%
Perusahaan Gas Negara	6,253,200	618,191

		8,559,308
IRELAND — 2.3%
Financials — 1.0%
AIB Group	1,173,874	9,287,427
Aon, Cl A	33,418	11,887,117
		21,174,544
Health Care — 0.3%
ICON *	36,616	6,195,061

Industrials — 0.7%
Experian	276,087	14,576,934

Materials — 0.3%
Smurfit WestRock	123,212	5,468,148

		47,414,687

COMMON STOCK — continued

	Shares	Value
ISRAEL — 0.8%
Information Technology — 0.8%
Monday.com *	62,207	$16,316,274

ITALY — 2.1%
Consumer Discretionary — 0.9%
Ferrari	34,223	15,051,031
PRADA	516,400	2,810,697
		17,861,728
Financials — 0.8%
UniCredit	237,922	17,556,138

Utilities — 0.4%
Enel	900,888	7,967,577

		43,385,443
JAPAN — 8.4%
Communication Services — 1.8%
Nintendo	432,600	36,229,529

Financials — 0.9%
Sompo Holdings	454,700	13,434,936
Sumitomo Mitsui Financial Group	152,400	3,852,327
		17,287,263
Health Care — 0.5%
Hoya	76,700	9,696,298

Industrials — 2.7%
FANUC	577,600	16,111,215
Kajima	194,600	4,884,738
Komatsu	67,800	2,188,800
Mitsubishi Electric	447,800	10,092,440
SMC	43,400	15,132,659
TOPPAN Holdings	218,100	5,889,323
		54,299,175
Information Technology — 2.5%
Fujitsu	469,400	10,246,094
Keyence	22,500	8,155,453
Murata Manufacturing	761,200	11,352,727
Renesas Electronics	1,824,600	22,237,702
		51,991,976
Materials — 0.0%
Toyo Seikan Group Holdings	43,000	892,369

		170,396,610

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

JULY 31, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
LUXEMBOURG — 2.1%
Communication Services — 1.8%
Spotify Technology *	58,252	$36,497,208

Materials — 0.3%
ArcelorMittal	196,021	6,129,098

		42,626,306
MALAYSIA — 0.1%
Industrials — 0.1%
My EG Services	10,170,600	2,086,003

MEXICO — 0.3%
Consumer Staples — 0.1%
Arca Continental	138,900	1,450,931

Financials — 0.2%
Gentera	703,000	1,597,277
Grupo Financiero Banorte, Cl O	210,300	1,876,544
		3,473,821
		4,924,752
NETHERLANDS — 6.7%
Communication Services — 0.3%
Universal Music Group	224,237	6,469,513

Consumer Staples — 0.6%
Heineken	154,884	12,192,744

Financials — 1.7%
Adyen *	12,305	21,166,799
ASR Nederland	44,290	2,950,539
ING Groep	448,832	10,490,886
		34,608,224
Health Care — 0.7%
Koninklijke Philips	524,142	13,728,268

Information Technology — 2.7%
ASM International	30,631	14,870,623
ASML Holding	27,595	19,181,418
ASML Holding, Cl G	24,721	17,173,926
BE Semiconductor Industries	18,372	2,489,550
		53,715,517
Materials — 0.7%
Akzo Nobel	239,272	15,070,668

		135,784,934

COMMON STOCK — continued

	Shares	Value
NEW ZEALAND — 0.1%
Health Care — 0.1%
Fisher & Paykel Healthcare	118,728	$2,577,977

POLAND — 0.1%
Financials — 0.1%
Powszechny Zaklad Ubezpieczen	109,812	1,847,236

QATAR — 0.1%
Communication Services — 0.1%
Ooredoo QPSC	243,889	901,313

RUSSIA — 0.0%
Financials — 0.0%
Sberbank of Russia PJSC ADR (A)	55,964	—

SAUDI ARABIA — 0.2%
Consumer Discretionary — 0.0%
United Electronics	19,557	467,927

Financials — 0.2%
Arab National Bank	101,996	590,031
Riyad Bank	111,487	836,544
Saudi National Bank	207,943	2,075,082
		3,501,657
Information Technology — 0.0%
Elm	2,299	556,994

		4,526,578
SINGAPORE — 2.1%
Communication Services — 0.0%
JOYY ADR	12,185	611,687

Consumer Discretionary — 1.7%
Sea ADR *	216,217	33,870,393

Financials — 0.4%
United Overseas Bank	281,900	7,838,292

		42,320,372

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

JULY 31, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
SOUTH AFRICA — 0.3%
Communication Services — 0.0%
Group	52,293	$442,775

Materials — 0.3%
Gold Fields	87,645	2,153,202
Impala Platinum Holdings *	212,824	2,026,368
Sasol *	182,930	947,970
		5,127,540
		5,570,315
SOUTH KOREA — 2.6%
Communication Services — 0.2%
Krafton *	3,827	901,089
KT	27,973	1,109,966
		2,011,055
Consumer Discretionary — 0.3%
Hankook Tire & Technology	15,878	506,464
Hyundai Mobis	9,444	1,992,871
Hyundai Motor	11,654	1,772,893
Kia	27,882	2,040,148
Youngone	17,316	752,663
		7,065,039
Financials — 0.4%
DB Insurance	10,595	973,835
Hana Financial Group	41,881	2,560,567
KIWOOM Securities	4,191	646,270
Samsung Life Insurance	5,980	539,782
Samsung Securities	17,674	895,974
Shinhan Financial Group	40,774	1,985,446
Woori Financial Group	89,334	1,585,070
		9,186,944
Health Care — 0.1%
PharmaResearch	4,867	1,937,248

Industrials — 0.3%
GS Holdings	23,433	829,143
Hanwha	23,873	1,705,034
HD Korea Shipbuilding & Offshore Engineering	4,986	1,281,313
Korean Air Lines	40,872	691,978
LX International	43,702	1,007,240
		5,514,708
Information Technology — 1.2%
BH	33,720	353,290
Samsung Electronics	284,757	14,512,348
Samsung Electronics GDR	3,597	4,501,179
SK Hynix	24,592	4,766,322
		24,133,139

COMMON STOCK — continued

	Shares	Value
SOUTH KOREA — continued
Materials — 0.0%
OCI Holdings	6,994	$468,926

Utilities — 0.1%
Korea Electric Power	74,657	2,062,165
Korea Gas	18,560	571,624
		2,633,789
		52,950,848
SPAIN — 0.6%
Consumer Discretionary — 0.2%
Industria de Diseno Textil	91,733	4,394,659

Utilities — 0.4%
Iberdrola	444,734	7,839,705

		12,234,364
SWEDEN — 1.1%
Consumer Discretionary — 0.4%
Electrolux, Cl B *	1,167,370	7,131,440

Industrials — 0.5%
Atlas Copco, Cl A	622,026	9,501,035

Information Technology — 0.2%
Hexagon, Cl B	459,117	5,060,037
		21,692,512
SWITZERLAND — 2.1%
Consumer Staples — 0.0%
Nestle	375	32,774

Financials — 0.9%
UBS Group	467,582	17,381,508

Health Care — 0.6%
Alcon	102,739	9,009,139
Galderma Group	23,339	3,597,849
		12,606,988
Industrials — 0.6%
ABB	175,882	11,487,592

		41,508,862
TAIWAN — 6.3%
Consumer Discretionary — 0.0%
Pou Chen	630,000	592,459

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

JULY 31, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
TAIWAN — continued
Industrials — 0.2%
Eva Airways	1,217,000	$1,534,515
Evergreen Marine Taiwan	192,400	1,269,627
		2,804,142
Information Technology — 6.1%
Accton Technology	77,000	2,274,134
Arcadyan Technology	66,000	487,736
Asia Vital Components	43,087	1,309,598
ASPEED Technology	4,772	722,676
Asustek Computer	92,000	2,019,531
Elite Material	57,000	2,089,429
Gigabyte Technology	112,000	1,016,138
Gold Circuit Electronics	144,000	1,783,644
Hon Hai Precision Industry	459,000	2,671,342
MediaTek	12,000	543,415
Quanta Computer	223,000	2,077,058
Simplo Technology	54,000	737,287
Taiwan Semiconductor Manufacturing	1,558,000	59,981,890
Taiwan Semiconductor Manufacturing ADR	175,029	42,290,507
Taiwan Surface Mounting Technology	171,000	602,754
Wistron	389,000	1,583,177
Wiwynn	17,000	1,551,532
		123,741,848
		127,138,449
THAILAND — 0.2%
Consumer Discretionary — 0.0%
Com7, Cl F	973,200	646,226

Consumer Staples — 0.2%
Charoen Pokphand Foods	1,354,900	944,932
CP ALL	1,097,600	1,585,855
		2,530,787
Real Estate — 0.0%
Sansiri	4,370,400	197,539

		3,374,552
TÜRKIYE — 0.2%
Consumer Discretionary — 0.0%
Dogus Otomotiv Servis ve Ticaret	72,602	328,622

Industrials — 0.2%
Anadolu Grubu Holding	56,104	386,339
Enka Insaat ve Sanayi	399,976	683,031
Pegasus Hava Tasimaciligi *	180,981	1,121,046

COMMON STOCK — continued

	Shares	Value
TÜRKIYE — continued
Industrials— continued
Turk Hava Yollari AO	162,485	$1,150,385
		3,340,801
		3,669,423
UNITED ARAB EMIRATES — 0.2%
Communication Services — 0.0%
Emirates Telecommunications Group PJSC	120,222	619,913

Real Estate — 0.2%
Aldar Properties PJSC	549,741	1,420,587
Emaar Properties PJSC	577,098	2,389,906
		3,810,493
		4,430,406
UNITED KINGDOM — 12.9%
Consumer Discretionary — 2.6%
Berkeley Group Holdings	106,373	5,126,118
Compass Group	648,985	22,851,555
Kingfisher	775,784	2,764,169
SSP Group	7,119,896	16,033,343
WH Smith	490,511	6,634,611
		53,409,796
Consumer Staples — 1.3%
Diageo	532,323	12,928,554
Unilever	217,191	12,627,253
		25,555,807
Energy — 0.7%
BP	2,670,185	14,342,172
Shell (EUR)	1,553	56,128
Shell (GBP)	1,668	60,059
		14,458,359
Financials — 3.5%
3i Group	615,057	33,676,669
Barclays	4,975,128	24,368,179
NatWest Group	863,895	6,009,043
Standard Chartered	370,508	6,655,650
		70,709,541
Health Care — 1.2%
Haleon	1,083,278	5,091,678
Smith & Nephew	1,105,736	16,933,425
Verona Pharma ADR *	19,322	2,030,549
		24,055,652
Industrials — 1.3%
Ashtead Group	95,899	6,420,225
Howden Joinery Group	325,285	3,773,375
RELX (EUR)	165,044	8,596,101
Smiths Group	67,058	2,081,442
Weir Group	162,399	5,716,872

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

JULY 31, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED KINGDOM — continued
Industrials— continued
Wizz Air Holdings *	34,950	$578,578
		27,166,593
Information Technology — 0.5%
Halma	79,231	3,397,098
Sage Group	424,861	6,835,773
		10,232,871
Materials — 0.9%
Croda International	5,268	181,683
Glencore	719,819	2,894,767
Linde	33,043	15,208,371
Rio Tinto	535	31,929
		18,316,750
Real Estate — 0.3%
Segro ‡	788,390	6,732,961

Utilities — 0.6%
National Grid	790,249	11,127,319

		261,765,649
UNITED STATES — 2.3%
Consumer Discretionary — 1.9%
Carnival *	509,060	15,154,716
Coupang, Cl A *	784,800	23,096,664
		38,251,380
Financials — 0.1%
Eurobank Ergasias Services and Holdings	645,020	2,374,398

Health Care — 0.2%
STERIS	19,217	4,352,459

Materials — 0.1%
Anglogold Ashanti	45,626	2,089,989

		47,068,226
URUGUAY — 1.3%
Consumer Discretionary — 1.3%
MercadoLibre *	11,329	26,893,800

Total Common Stock
(Cost $1,549,533,084)		1,979,977,727

PREFERRED STOCK — 0.0%

	Shares	Value
BRAZIL — 0.0%
Materials — 0.0%
Bradespar (B)	225,400	$630,881
Total Preferred Stock
(Cost $1,039,895)		630,881
Total Investments in Securities— 97.7%
(Cost $1,550,572,979)		$1,980,608,608

Percentages are based on Net Assets of $2,027,141,576.

*	Non-income producing security.
‡	Real Estate Investment Trust.

(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

EUR — Euro

GBP — British Pound

GDR — Global Depositary Receipt

PJSC — Public Joint-Stock Company

QPSC — Qatari Joint-Stock Company

USD — U.S. Dollar

Amounts designated as “–” are $0 or have been round to $0.

CRI-QH-001-0800

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JULY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 90.6%

	Shares	Value
AUSTRALIA — 4.1%
Communication Services — 0.0%
Aussie Broadband	17,637	$50,947

Consumer Staples — 0.2%
Inghams Group	102,782	228,084

Financials — 0.4%
Steadfast Group	129,614	494,216

Health Care — 0.5%
Ansell	21,126	405,205
Nanosonics *	34,977	91,206
Regis Healthcare	10,116	54,147
		550,558
Industrials — 0.8%
Emeco Holdings *	123,244	70,357
Monadelphous Group	52,775	659,209
Service Stream	66,735	85,000
		814,566
Information Technology — 0.4%
Bravura Solutions	37,035	50,922
IRESS	15,879	80,714
Technology One	12,623	330,815
		462,451
Materials — 1.7%
Catalyst Metals *	36,856	119,679
Metals X *	424,004	157,336
Orora	134,497	178,840
Perenti	478,775	538,148
Perseus Mining	231,081	483,329
Ramelius Resources	157,086	253,204
Westgold Resources	106,285	173,864
		1,904,400
Real Estate — 0.1%
Dexus Industria REIT ‡	79,596	143,625

		4,648,847
AUSTRIA — 1.4%
Financials — 0.9%
BAWAG Group	4,643	587,699
Vienna Insurance Group Wiener Versicherung Gruppe	8,063	426,689
		1,014,388
Industrials — 0.4%
ANDRITZ	962	67,143
Palfinger	4,137	172,565
Porr Ag	4,886	164,747
		404,455

COMMON STOCK — continued

	Shares	Value
AUSTRIA — continued
Materials — 0.1%
Mayr Melnhof Karton	1,606	$137,260

		1,556,103
BELGIUM — 1.2%
Consumer Staples — 0.1%
Colruyt Group NorthV	1,677	71,846

Industrials — 0.5%
Azelis Group	21,450	334,237
Deme Group	1,783	267,642
		601,879
Information Technology — 0.2%
Barco	18,599	290,732

Materials — 0.4%
Titan Cement International	10,128	418,748

		1,383,205
BERMUDA — 0.7%
Financials — 0.7%
Lancashire Holdings	96,132	795,442

BRAZIL — 0.7%
Consumer Discretionary — 0.2%
C&A MODAS	71,900	209,591

Industrials — 0.1%
Marcopolo	73,500	87,041
Schulz	60,600	53,472
		140,513
Utilities — 0.4%
Cia de Saneamento do Parana	65,100	395,469

		745,573
CANADA — 5.3%
Communication Services — 0.1%
Cogeco	1,800	76,203

Consumer Discretionary — 0.6%
Aritzia *	5,958	320,492
Gildan Activewear	4,900	248,057
Linamar	1,003	48,606
		617,155
Energy — 1.5%
North American Construction Group	6,435	97,045

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JULY 31, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
CANADA — continued
Energy— continued
Parex Resources	31,486	$374,402
PrairieSky Royalty	60,600	1,044,518
Precision Drilling *	1,358	76,644
Secure Energy Services	7,467	81,770
		1,674,379
Financials — 0.6%
Definity Financial	3,420	184,661
Onex	6,300	513,642
		698,303
Health Care — 0.6%
Extendicare, Cl Trust Units	39,771	354,690
Sienna Senior Living	23,315	301,861
		656,551
Industrials — 0.6%
Finning International	8,669	378,601
MDA Space *	10,644	298,714
		677,315
Information Technology — 0.1%
Docebo *	3,573	108,569

Materials — 0.7%
Fortuna Mining *	18,606	120,312
IAMGOLD *	15,389	104,185
OceanaGold	11,211	152,853
Silvercorp Metals	9,713	42,363
Torex Gold Resources *	6,465	182,510
Transcontinental, Cl Common Subs. Receipt	19,526	272,154
Wesdome Gold Mines *	6,424	76,667
		951,044
Real Estate — 0.5%
Primaris REIT ‡	30,327	323,550
Slate Grocery REIT, Cl Common Subs. Receipt ‡	18,717	192,917
		516,467
		5,975,986
CAYMAN ISLANDS — 0.2%
Financials — 0.2%
StoneCo, Cl A *	14,591	186,473

Materials — 0.0%
Jinan Acetate Chemical	15,000	39,923

		226,396
CHINA — 1.8%
Communication Services — 0.2%
Newborn Town *	182,000	245,569

COMMON STOCK — continued

	Shares	Value
CHINA — continued
Consumer Discretionary — 0.3%
Atour Lifestyle Holdings ADR	5,116	$173,023
JNBY Design	93,000	220,229
		393,252
Consumer Staples — 0.0%
Star Lake Bioscience Zhaoqing Guangdong, Cl A	34,200	38,560

Financials — 0.5%
FinVolution Group ADR	44,435	381,697
LexinFintech Holdings ADR	13,161	83,836
ZhongAn Online P&C Insurance, Cl H *	29,400	75,238
		540,771
Industrials — 0.1%
Lonking Holdings	235,000	79,312

Materials — 0.4%
Fufeng Group	412,000	454,876

Real Estate — 0.2%
Country Garden Services Holdings	101,000	83,509
Greentown Service Group	142,000	86,461
		169,970
Utilities — 0.1%
Beijing Jingneng Clean Energy, Cl H	386,000	116,822

		2,039,132
DENMARK — 0.8%
Health Care — 0.5%
ALK-Abello *	20,715	602,948

Industrials — 0.3%
Per Aarsleff Holding	2,950	318,725

		921,673
FINLAND — 0.9%
Consumer Discretionary — 0.1%
Puuilo	4,204	65,783

Industrials — 0.3%
Metso	27,747	349,504

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JULY 31, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINLAND — continued
Materials — 0.5%
Huhtamaki	15,840	$546,801

		962,088
FRANCE — 2.8%
Communication Services — 0.0%
Pullup Entertainment *	2,580	71,961

Consumer Discretionary — 0.0%
Valeo	5,549	60,547

Energy — 1.2%
Esso Francaise	732	80,740
Etablissements Maurel et Prom	18,421	113,460
Gaztransport Et Technigaz	2,225	419,717
Technip Energies	14,688	636,107
		1,250,024
Financials — 0.1%
Pluxee	7,171	145,842

Industrials — 0.1%
Elis	2,663	73,634

Information Technology — 1.1%
Alten	13,529	1,102,796
VusionGroup	485	125,037
		1,227,833
Utilities — 0.3%
Rubis SCA	10,379	329,623

		3,159,464
GERMANY — 3.0%
Communication Services — 0.1%
Springer Nature & KGaA	5,506	118,209

Consumer Discretionary — 0.4%
Hornbach Holding & KGaA	1,572	185,383
HUGO BOSS	1,053	49,185
TUI *	14,805	133,963
		368,531
Energy — 0.1%
Friedrich Vorwerk Group	980	95,528

Industrials — 0.4%
Cewe Stiftung & KGAA	419	48,125
KION Group	898	55,366
Krones	2,404	357,018
		460,509

COMMON STOCK — continued

	Shares	Value
GERMANY — continued
Information Technology — 1.3%
Atoss Software	3,571	$480,389
Bechtle	13,504	587,843
IONOS Group *	4,724	224,700
SUSS MicroTec	7,023	255,327
		1,548,259
Materials — 0.1%
thyssenkrupp	7,513	87,219

Real Estate — 0.6%
TAG Immobilien	43,022	693,738
		3,371,993
HONG KONG — 2.0%
Communication Services — 0.0%
Meitu	28,500	43,583

Consumer Discretionary — 0.3%
Chervon Holdings	17,300	39,631
JS Global Lifestyle *	396,000	88,785
Stella International Holdings	54,000	107,312
TCL Electronics Holdings	44,000	56,985
Yue Yuen Industrial Holdings	33,500	52,396
		345,109
Consumer Staples — 0.3%
China Foods	126,000	52,467
First Pacific	318,000	250,211
		302,678
Financials — 0.4%
Bank of East Asia	284,000	438,975
Dah Sing Banking Group	66,400	77,625
Dah Sing Financial Holdings	11,600	43,033
		559,633
Health Care — 0.1%
United Laboratories International Holdings	54,000	101,226

Industrials — 0.2%
ANE Cayman *	192,500	199,793

Information Technology — 0.2%
BOE Varitronix	232,000	174,881

Materials — 0.2%
Sinofert Holdings	1,378,000	248,860

Real Estate — 0.3%
China Overseas Property Holdings	125,000	85,794

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JULY 31, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HONG KONG — continued
Real Estate— continued
Onewo, Cl H	37,000	$105,634
Yuexiu Services Group	350,500	131,863
		323,291
		2,299,054
HUNGARY — 0.5%
Communication Services — 0.5%
Magyar Telekom Telecommunications	104,546	520,994

INDIA — 3.7%
Communication Services — 0.2%
Tips Music	31,658	211,635

Consumer Discretionary — 0.2%
Garware Technical Fibres	9,945	101,673
Pearl Global Industries	3,407	57,462
		159,135
Consumer Staples — 0.4%
Kaveri Seed	29,929	377,732
LT Foods	15,919	87,826
		465,558
Financials — 0.3%
Karur Vysya Bank	68,295	204,659
Manappuram Finance	27,997	80,604
Motilal Oswal Financial Services	4,758	49,247
		334,510
Health Care — 0.7%
Acutaas Chemicals	3,524	53,103
Ajanta Pharma	7,126	222,984
Artemis Medicare Services	20,414	55,640
Emcure Pharmaceuticals *	5,419	86,630
Indegene	60,167	370,569
		788,926
Industrials — 1.0%
Anup Engineering Limited	5,812	175,053
BLS International Services	11,942	51,397
Force Motors	2,463	475,231
Nava	68,725	491,763
Shipping Corp of India	20,601	50,422
		1,243,866
Information Technology — 0.0%
AurionPro Solutions	2,714	41,885
Coforge	2,515	49,834
E2E Networks *	1,750	41,221
		132,940
Materials — 0.7%
Epigral	6,349	145,884

COMMON STOCK — continued

	Shares	Value
INDIA — continued
Materials— continued
Godawari Power and Ispat	201,466	$443,430
Gulf Oil Lubricants India	4,801	65,964
National Aluminium	30,785	64,575
		719,853
Real Estate — 0.2%
Mindspace Business Parks REIT ‡	15,379	72,461
NESCO	5,912	92,694
		165,155
		4,221,578
INDONESIA — 0.2%
Energy — 0.1%
Elnusa	1,676,000	49,680

Real Estate — 0.1%
Pakuwon Jati	5,922,600	126,579

		176,259
ISRAEL — 1.1%
Consumer Staples — 0.4%
Oddity Tech, Cl A *	6,237	437,027

Financials — 0.0%
Phoenix Financial	1,640	55,959

Industrials — 0.1%
El Al Israel Airlines *	14,277	57,717
Fiverr International *	2,981	65,820
		123,537
Information Technology — 0.6%
Alarum Technologies ADR *	2,741	34,153
Camtek *	741	69,765
Ceragon Networks *	31,368	69,323
Innoviz Technologies *	46,572	71,721
Nova *	1,484	389,684
		634,646
		1,251,169
ITALY — 5.1%
Consumer Discretionary — 0.4%
De' Longhi	15,144	498,156
OVS	11,235	46,645
		544,801
Consumer Staples — 0.1%
Orsero	4,833	77,990

Financials — 1.1%
Azimut Holding	21,640	737,754

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JULY 31, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
ITALY — continued
Financials— continued
Banca Monte dei Paschi di Siena	57,992	$495,158
		1,232,912
Health Care — 0.4%
Amplifon	23,780	401,484

Industrials — 1.8%
Interpump Group	19,523	803,342
Iveco Group	33,102	686,219
Webuild	128,332	579,271
		2,068,832
Information Technology — 0.1%
Reply	558	87,658

Materials — 1.2%
Buzzi	24,863	1,302,142

		5,715,819
JAPAN — 23.0%
Communication Services — 0.3%
Japan Communications *	45,300	48,260
Macbee Planet	4,300	74,916
NexTone *	9,800	119,342
Sharingtechnology	16,200	130,099
Toei	1,500	51,913
		424,530
Consumer Discretionary — 3.8%
Aoyama Trading	18,100	275,123
Chiyoda	7,000	56,013
Foster Electric	23,700	296,392
Fujita Kanko	6,000	418,336
Greens	4,800	65,379
Intermestic	14,400	183,982
JINS Holdings	1,800	95,632
JTEKT	16,700	144,612
Mazda Motor	17,700	106,353
McDonald's Holdings Japan	8,600	344,122
Mitsubishi Motors	68,100	179,308
Open House Group	3,500	155,085
Sanyo Shokai	5,500	108,856
Seiko Group	4,600	128,134
Shimamura	10,000	725,533
Stanley Electric	35,000	661,421
Toyoda Gosei	8,300	175,518
Toyota Boshoku	5,700	81,164
Yamaha	7,900	57,052
		4,258,015

COMMON STOCK — continued

	Shares	Value
JAPAN — continued
Consumer Staples — 1.5%
Chubu Shiryo	5,400	$60,100
Earth	1,600	51,805
Ezaki Glico	12,000	371,290
H2O Retailing	3,400	45,019
Lacto Japan	8,600	228,050
Maruha Nichiro	6,800	141,514
San-A, Cl A	29,900	596,960
Showa Sangyo	16,300	328,024
Toho	2,100	45,389
		1,868,151
Financials — 2.0%
77 Bank	4,000	138,447
Aichi Financial Group	6,323	113,504
Credit Saison	6,400	169,197
Hachijuni Bank	9,900	89,248
Hyakugo Bank	23,200	114,982
J Trust	22,300	65,660
Juroku Financial Group	3,300	114,040
Kyoto Financial Group	6,000	108,764
Oita Bank	2,700	84,710
Shiga Bank	2,900	116,701
Shizuoka Financial Group	34,900	413,641
Tokyo Century	4,500	51,606
Tokyo Kiraboshi Financial Group	3,100	133,929
TOMONY Holdings	26,100	105,719
Traders Holdings	13,300	104,930
Zenkoku Hosho	13,600	290,746
		2,215,824
Health Care — 0.1%
Charm Care	4,900	43,031
Pharma Foods International	12,500	73,220
		116,251
Industrials — 7.9%
Chiyoda *	26,500	63,089
Daiseki	27,700	646,187
Glory	44,700	1,151,742
gremz	5,500	91,761
GS Yuasa	22,200	399,215
Hamakyorex	12,300	119,258
Hoshizaki	18,900	648,500
Japan Elevator Service Holdings	8,300	222,022
Kamigumi	27,100	763,148
Management Solutions	7,600	84,474
MEITEC Group Holdings	48,700	1,020,752
MISUMI Group	21,100	304,456
Namura Shipbuilding	9,600	196,404
Nankai Electric Railway	8,000	128,762
NGK Insulators	17,700	224,540

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JULY 31, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
JAPAN — continued
Industrials— continued
Nishi-Nippon Railroad	28,100	$400,534
NTN	99,700	170,448
Sato Holdings	19,500	276,343
Sohgo Security Services	52,000	362,945
Sumitomo Warehouse	23,200	482,171
Taikisha	26,400	473,952
YAMABIKO	37,400	544,382
		8,775,085
Information Technology — 3.3%
Change Holdings	9,300	71,288
Cybozu	18,200	480,929
DTS	26,700	887,647
Ferrotec Holdings	9,100	218,701
Horiba	8,500	626,385
ISB	6,600	65,851
Maruwa	1,200	362,434
Oki Electric Industry	68,600	715,265
Siix	27,300	222,975
		3,651,475
Materials — 1.9%
Aica Kogyo	12,200	301,007
Artience	4,200	89,120
Fuji Seal International	27,500	506,246
Lintec	4,500	90,411
Nihon Parkerizing	41,900	382,991
Nippon Light Metal Holdings	20,200	234,875
Nippon Paper Industries	36,200	266,873
Sakata INX	20,500	292,188
		2,163,711
Real Estate — 2.2%
B-Lot	9,000	87,607
Global One Real Estate Investment ‡	570	540,026
Japan Excellent ‡	95	88,068
KDX Realty Investment ‡	115	123,837
Leopalace21	35,300	166,675
Orix JREIT ‡	787	1,030,877
Sekisui House Reit ‡	845	439,862
		2,476,952
		25,949,994
LUXEMBOURG — 0.1%
Energy — 0.1%
d'Amico International Shipping	33,876	140,015

MALAYSIA — 0.5%
Industrials — 0.1%
My EG Services	434,900	89,199

COMMON STOCK — continued

	Shares	Value
MALAYSIA — continued
Real Estate — 0.4%
Eco World Development Group	261,400	$124,372
Pavilion Real Estate Investment Trust ‡	456,500	190,038
SP Setia Group	717,600	187,580
		501,990
		591,189
MEXICO — 0.2%
Financials — 0.2%
Gentera	101,400	230,390

NETHERLANDS — 1.3%
Industrials — 1.1%
Aalberts	16,120	516,742
Arcadis	12,236	612,461
Koninklijke Heijmans NorthV	2,199	140,568
Signify	2,295	55,063
		1,324,834
Real Estate — 0.2%
Wereldhave ‡	8,094	166,155
		1,490,989
NORWAY — 1.8%
Energy — 0.2%
Sea1 offshore	27,858	73,262
Solstad Offshore *	21,787	106,284
		179,546
Financials — 0.6%
SpareBank 1 SMN	38,036	709,866

Industrials — 0.4%
Hoegh Autoliners	38,976	393,396
Wallenius Wilhelmsen, Cl B	12,259	110,153
		503,549
Information Technology — 0.4%
Atea	34,772	481,346

Materials — 0.2%
Elopak	39,791	193,775

		2,068,082
PHILIPPINES — 0.4%
Communication Services — 0.0%
Converge Information and Communications Technology Solutions	190,200	58,203

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JULY 31, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
PHILIPPINES — continued
Real Estate — 0.4%
AREIT ‡	408,100	$293,836
Robinsons Land	445,700	110,653
		404,489
		462,692
POLAND — 0.1%
Consumer Discretionary — 0.1%
CCC *	1,227	63,273

PORTUGAL — 0.6%
Consumer Staples — 0.3%
Sonae SGPS	261,621	378,603

Financials — 0.3%
Banco Comercial Portugues, Cl R	366,813	302,090

		680,693
SAUDI ARABIA — 0.4%
Industrials — 0.3%
Al Babtain Power & Telecommunication	21,944	327,952

Real Estate — 0.1%
Sumou Real Estate	6,257	65,573

		393,525
SINGAPORE — 0.6%
Real Estate — 0.6%
ESR-LOGOS REIT ‡	133,230	282,373
UOL Group	83,900	443,871
		726,244
		726,244
SOUTH AFRICA — 1.0%
Communication Services — 0.0%
Telkom SOC	15,488	50,704

Consumer Staples — 0.2%
AVI	43,196	224,392

Financials — 0.4%
Investec	59,337	438,941

Materials — 0.1%
Omnia Holdings	24,594	107,375

COMMON STOCK — continued

	Shares	Value
SOUTH AFRICA — continued
Real Estate — 0.3%
Redefine Properties ‡	1,053,203	$280,786

		1,102,198
SOUTH KOREA — 2.7%
Communication Services — 0.0%
SOOP	1,032	58,651

Consumer Staples — 0.1%
Binggrae	1,018	59,465

Financials — 0.7%
Hanwha General Insurance *	41,480	179,145
JB Financial Group	19,803	328,673
KIWOOM Securities	1,380	212,802
		720,620
Industrials — 1.5%
HD HYUNDAI MIPO	952	144,870
Korea Electric Terminal	5,069	241,286
Kyung Dong Navien	10,700	660,435
S-1, Cl 1	12,827	683,584
		1,730,175
Information Technology — 0.1%
Jusung Engineering	3,829	74,053

Materials — 0.3%
Han Kuk Carbon	5,292	114,002
KCC	887	235,295
Unid	797	48,152
		397,449
		3,040,413
SPAIN — 1.7%
Consumer Discretionary — 0.1%
Gestamp Automocion	22,308	84,102

Consumer Staples — 1.1%
Distribuidora Internacional de Alimentacion *	6,217	204,207
Viscofan	15,710	1,078,149
		1,282,356
Information Technology — 0.1%
Indra Sistemas	4,213	175,031

Materials — 0.4%
Vidrala	3,777	407,773

		1,949,262

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JULY 31, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
SWEDEN — 3.7%
Communication Services — 0.3%
Hemnet Group	12,772	$368,924

Consumer Discretionary — 0.2%
Clas Ohlson, Cl B	6,369	222,275

Consumer Staples — 0.4%
AAK	17,760	458,244

Financials — 0.1%
Hoist Finance	16,718	165,216

Health Care — 1.2%
Ambea	22,486	283,739
Asker Healthcare Group *	20,757	212,060
Attendo	60,310	422,681
Camurus *	6,069	422,361
		1,340,841
Industrials — 1.0%
Beijer Ref, Cl B	23,882	402,114
Loomis, Cl B	10,449	414,393
Peab, Cl B	32,619	246,054
		1,062,561
Materials — 0.5%
Hexpol	61,299	529,438

		4,147,499
SWITZERLAND — 2.1%
Financials — 0.2%
Vontobel Holding	3,331	242,936

Industrials — 1.2%
Bossard Holding	2,236	474,005
Bucher Industries	898	424,184
Montana Aerospace *	12,094	421,336
		1,319,525
Information Technology — 0.5%
Inficon Holding	4,359	524,631

Real Estate — 0.2%
International Workplace Group	76,668	224,153

		2,311,245
TAIWAN — 3.1%
Consumer Discretionary — 0.8%
Depo Auto Parts Industries	96,000	549,210
Fulgent Sun International Holding	21,000	71,717

COMMON STOCK — continued

	Shares	Value
TAIWAN — continued
Consumer Discretionary— continued
Merry Electronics	38,000	$144,117
Tong Yang Industry	22,000	76,838
		841,882
Industrials — 0.1%
Advanced Energy Solution Holding	2,000	82,430
Sincere Navigation	92,000	67,562
Tigerair Taiwan *	20,000	56,489
		206,481
Information Technology — 1.8%
Airoha Technology	9,000	165,988
Arcadyan Technology	36,000	266,038
Asia Optical	48,000	207,169
Chenbro Micom	5,000	84,751
FocalTech Systems	60,000	126,147
Genius Electronic Optical	6,000	86,411
Himax Technologies ADR	7,465	66,140
Insyde Software	12,000	86,338
ITE Technology	22,000	96,445
ITH	75,000	116,475
King Slide Works	1,000	88,050
Lotes	6,000	280,560
MPI	2,000	69,513
Pixart Imaging	30,000	194,489
Posiflex Technology	10,000	82,930
		2,017,444
Materials — 0.3%
Nan Pao Resins Chemical	23,000	293,746

Real Estate — 0.1%
Advancetek Enterprise	59,000	137,672

		3,497,225
THAILAND — 0.7%
Energy — 0.1%
Bangchak NVDR	132,200	137,275

Financials — 0.1%
CPN Retail Growth Leasehold REIT ‡	227,900	78,698

Industrials — 0.4%
BTS Group Holdings NVDR *	1,268,900	136,269
Regional Container Lines	329,600	306,992
		443,261

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JULY 31, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
THAILAND — continued
Utilities — 0.1%
Rojana Industrial Park	635,600	$91,123

		750,357
TÜRKIYE — 0.6%
Financials — 0.1%
Turkiye Sinai Kalkinma Bankasi *	217,279	73,540

Real Estate — 0.5%
Reysas Gayrimenkul Yatirim Ortakligi *‡	1,120,711	632,142

		705,682
UNITED KINGDOM — 9.7%
Communication Services — 0.5%
Future	6,732	63,090
Rightmove	38,755	419,078
S4 Capital	163,895	51,842
		534,010
Consumer Discretionary — 2.4%
Carnival ADR *	17,618	479,210
Currys *	268,187	399,898
Domino's Pizza Group	178,871	567,355
Dunelm Group	13,670	219,733
Games Workshop Group	3,141	674,372
Mitchells & Butlers *	16,265	59,397
SSP Group	171,849	386,988
		2,786,953
Consumer Staples — 1.8%
Cranswick	1,704	119,580
Nomad Foods	45,213	761,387
Premier Foods	153,165	390,062
Tate & Lyle	113,431	802,543
		2,073,572
Financials — 1.6%
abrdn	21,213	56,090
Beazley	28,668	338,477
Foresight Group Holdings	60,756	371,407
Man Group	35,625	77,526
OSB Group	26,249	192,397
Paragon Banking Group	62,418	745,885
		1,781,782
Industrials — 1.8%
Cohort	5,156	99,307
Diploma	5,119	363,114
IMI	38,191	1,118,026
Johnson Service Group	93,917	175,200
Mitie Group	60,243	111,935

COMMON STOCK — continued

	Shares	Value
UNITED KINGDOM — continued
Industrials— continued
Stolt-Nielsen	3,975	$116,829
		1,984,411
Information Technology — 0.5%
Spectris	10,834	570,052

Materials — 0.6%
Capital	85,522	106,611
Elementis	187,556	430,052
Endeavour Mining	4,241	128,913
		665,576
Real Estate — 0.1%
Savills	5,150	66,587

Utilities — 0.4%
Drax Group	47,560	445,096

		10,908,039
UNITED STATES — 0.8%
Consumer Staples — 0.4%
Primo Brands	15,227	420,418

Industrials — 0.4%
Reliance Worldwide	183,411	505,137

		925,555
Total Common Stock
(Cost $85,551,491)		102,105,336

EXCHANGE TRADED FUNDS — 3.2%

INTERNATIONAL — 3.2%
iShares Core MSCI Emerging Markets ETF	12,334	$744,110
iShares MSCI Canada ETF	5,897	272,323
iShares MSCI EAFE Small- Capital ETF	35,444	2,566,500
		3,582,933
Total Exchange Traded Funds
(Cost $3,440,515)		3,582,933

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JULY 31, 2025 (Unaudited)

PREFERRED STOCK — 0.1%

	Shares	Value
BRAZIL — 0.1%
Utilities — 0.1%
Cia de Saneamento do Parana (A)	54,300	$63,916
Total Preferred Stock
(Cost $46,999)		63,916
Total Investments in Securities— 93.9%
(Cost $89,039,005)		$105,752,185

Percentages are based on Net Assets of $112,643,860.

A list of the open futures contracts held by the Fund at July 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CAD Currency	6	Sep-2025	$442,554	$434,310	$(8,244)
MSCI EAFE Index	23	Sep-2025	3,049,493	3,005,410	(44,083)
MSCI Emerging Markets	19	Sep-2025	1,168,085	1,176,385	8,300
Russell 2000 Index E-MINI	2	Sep-2025	223,129	222,020	(1,109)
S&P TSX 60 Index	2	Sep-2025	461,238	469,075	7,837
			$5,344,499	$5,307,200	$(37,299)

*	Non-income producing security.
‡	Real Estate Investment Trust.

(A)	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
EAFE — Europe, Australasia, and the Far East
ETF — Exchange-Traded Fund
REIT — Real Estate investment Trust
SGPS — Sociedade Gestora de Participações Sociais (holding company)

CRI-QH-001-0800

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND

July 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

OPEN-END MUTUAL FUNDS — 99.6%

	Shares	Value
EQUITY — 33.8%
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares†(A)	2,187,788	$30,082,081
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional Shares†	774,410	9,447,802
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares†	608,670	5,843,232
		45,373,115
FIXED INCOME — 54.8%
Catholic Responsible Investments Bond Fund, Cl Institutional Shares†(A)	4,345,197	36,760,369
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares†(A)	1,972,799	18,366,759
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares†(A)	1,894,873	18,361,319
		73,488,447
INTERNATIONAL — 11.0%
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares†	1,088,456	11,733,558
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares†	259,924	2,937,142
		14,670,700
Total Open-End Mutual Funds
(Cost $111,169,565)		133,532,262
Total Investments in Securities— 99.6%
(Cost $111,169,565)		$133,532,262

Percentages are based on Net Assets of $134,082,813.

†	Investment in Affiliated Security.
(A)	Represents greater than 10% of the Fund's total investments. For further financial information, please go to the Fund's website at https://cbisonline.com/us/legal-financial/.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND

July 31, 2025 (Unaudited)

The following is a summary of the Fund's transactions with affiliates for the period ended July 31, 2025:

Security Description	Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 7/31/2025	Income	Capital Gains
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares	$31,416,873	$887,986	$(5,772,175)	$1,757,192	$1,792,205	$30,082,081	$272,361	$—
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional Shares	9,591,146	717,718	(1,880,909)	389,139	630,708	9,447,802	95,824	—
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares	6,070,886	498,756	(556,357)	(232,372)	62,319	5,843,232	68,008	—
Catholic Responsible Investments Bond Fund, Cl Institutional Shares	36,293,499	3,641,523	(3,080,172)	453,448	(547,929)	36,760,369	1,158,390	—
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares	18,100,374	1,770,038	(1,540,087)	86,616	(50,182)	18,366,759	630,504	—
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares	17,985,547	1,863,175	(1,540,086)	121,104	(68,421)	18,361,319	577,904	—
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares	11,746,325	988,012	(2,328,518)	549,883	777,856	11,733,558	207,362	—
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares	2,932,607	98,008	(501,143)	354,057	53,613	2,937,142	66,749	—
Totals:	$134,137,257	$10,465,216	$(17,199,447)	$3,479,067	$2,650,169	$133,532,262	$3,077,102	$—

Amounts designated as “–” are $0.

CRI-QH-001-0800

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND

July 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

OPEN-END MUTUAL FUNDS — 99.9%

	Shares	Value
EQUITY — 45.3%
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares†(A)	16,292,815	$224,026,202
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional Shares†(A)	29,332,770	357,859,790
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares†	8,975,777	86,167,462
		668,053,454
FIXED INCOME — 40.0%
Catholic Responsible Investments Bond Fund, Cl Institutional Shares†(A)	34,911,516	295,351,423
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares†(A)	15,850,640	147,569,461
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares†(A)	15,224,583	147,526,207
		590,447,091
INTERNATIONAL — 14.6%
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares†(A)	16,031,455	172,819,081
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares†	3,828,572	43,262,863
		216,081,944
Total Open-End Mutual Funds
(Cost $1,181,136,352)		1,474,582,489
Total Investments in Securities— 99.9%
(Cost $1,181,136,352)		$1,474,582,489

Percentages are based on Net Assets of $1,475,916,021.

†	Investment in Affiliated Security.
(A)	Represents greater than 10% of the Fund's total investments. For further financial information, please go to the Fund's website at https://cbisonline.com/us/legal-financial/.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND

July 31, 2025 (Unaudited)

The following is a summary of the Fund's transactions with affiliates for the period ended July 31, 2025:

Security Description	Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 7/31/2025	Income	Capital Gains
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares	$220,048,924	$7,551,126	$(28,453,149)	$20,674,080	$4,205,221	$224,026,202	$1,944,823	$—
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional Shares	341,815,591	35,519,562	(58,616,568)	18,556,027	20,585,178	357,859,790	3,487,912	—
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares	84,480,171	12,367,116	(10,063,894)	(1,668,917)	1,052,986	86,167,462	1,006,079	—
Catholic Responsible Investments Bond Fund, Cl Institutional Shares	275,092,781	42,012,374	(20,965,605)	3,167,016	(3,955,143)	295,351,423	8,968,237	—
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares	137,183,010	21,538,139	(11,378,601)	1,148,118	(921,205)	147,569,461	4,869,114	—
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares	136,316,223	22,000,706	(11,168,835)	892,216	(514,103)	147,526,207	4,464,825	—
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares	163,167,332	19,615,193	(29,778,992)	9,848,077	9,967,471	172,819,081	2,996,997	—
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares	40,760,298	1,811,953	(5,216,189)	5,446,951	459,850	43,262,863	954,669	—
Totals:	$1,398,864,330	$162,416,169	$(175,641,833)	$58,063,568	$30,880,255	$1,474,582,489	$28,692,656	$—

Amounts designated as “–” are $0.

CRI-QH-001-0800

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND

July 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

OPEN-END MUTUAL FUNDS — 99.9%

	Shares	Value
EQUITY — 45.3%
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares†(A)	16,973,402	$233,384,283
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares†	3,597,275	34,533,843
		267,918,126
FIXED INCOME — 40.0%
Catholic Responsible Investments Bond Fund, Cl Institutional Shares†(A)	13,989,961	118,355,074
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares†(A)	6,351,795	59,135,207
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares†(A)	6,100,943	59,118,140
		236,608,421
INTERNATIONAL — 14.6%
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares†(A)	6,424,552	69,256,670
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares†	1,534,393	17,338,644
		86,595,314
Total Open-End Mutual Funds
(Cost $452,687,953)		591,121,861
Total Investments in Securities— 99.9%
(Cost $452,687,953)		$591,121,861

Percentages are based on Net Assets of $591,769,523.

†	Investment in Affiliated Security.
(A)	Represents greater than 10% of the Fund's total investments. For further financial information, please go to the Fund's website at https://cbisonline.com/us/legal-financial/.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND

July 31, 2025 (Unaudited)

The following is a summary of the Fund's transactions with affiliates for the period ended July 31, 2025:

Security Description	Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 7/31/2025	Income	Capital Gains
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares	$198,893,753	$41,703,506	$(35,172,467)	$23,717,197	$4,242,294	$233,384,283	$1,876,271	$—
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares	28,290,860	9,817,281	(3,981,254)	81,372	325,584	34,533,843	362,186	—
Catholic Responsible Investments Bond Fund, Cl Institutional Shares	85,564,779	37,813,099	(4,871,369)	682,511	(833,946)	118,355,074	3,197,875	—
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares	43,090,098	18,376,475	(2,435,684)	189,789	(85,471)	59,135,207	1,742,424	—
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares	42,600,301	18,826,523	(2,435,684)	230,213	(103,213)	59,118,140	1,592,582	—
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares	55,999,278	16,095,523	(11,455,356)	4,634,135	3,983,090	69,256,670	1,111,753	—
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares	14,147,535	3,267,236	(2,578,456)	2,206,257	296,072	17,338,644	354,580	—
Totals:	$468,586,604	$145,899,643	$(62,930,270)	$31,741,474	$7,824,410	$591,121,861	$10,237,671	$—

Amounts designated as “–” are $0.

CRI-QH-001-0800

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND

July 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

OPEN-END MUTUAL FUNDS — 98.0%

	Shares	Value
EQUITY — 55.6%
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares†(A)	4,175,883	$57,418,389
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional Shares†(A)	2,086,550	25,455,909
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares†	1,267,746	12,170,362
		95,044,660
FIXED INCOME — 24.5%
Catholic Responsible Investments Bond Fund, Cl Institutional Shares†(A)	2,475,716	20,944,556
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares†	1,124,133	10,465,682
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares†	1,079,651	10,461,819
		41,872,057
INTERNATIONAL — 17.9%
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares†(A)	2,267,579	24,444,498
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares†	540,878	6,111,917
		30,556,415
Total Open-End Mutual Funds
(Cost $114,766,328)		167,473,132
Total Investments in Securities— 98.0%
(Cost $114,766,328)		$167,473,132

Percentages are based on Net Assets of $170,922,797.

†	Investment in Affiliated Security.
(A)	Represents greater than 10% of the Fund's total investments. For further financial information, please go to the Fund's website at https://cbisonline.com/us/legal-financial/.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND

July 31, 2025 (Unaudited)

The following is a summary of the Fund's transactions with affiliates for the period ended July 31, 2025:

Security Description	Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 7/31/2025	Income	Capital Gains
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares	$122,018,679	$7,264,494	$(78,216,094)	$(19,467,243)	$25,818,553	$57,418,389	$813,129	$—
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional Shares	51,819,186	5,511,678	(34,429,442)	(4,327,298)	6,881,785	25,455,909	425,791	—
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares	25,379,386	3,597,910	(16,073,661)	(2,732,903)	1,999,630	12,170,362	229,169	—
Catholic Responsible Investments Bond Fund, Cl Institutional Shares	38,827,657	7,614,175	(25,478,916)	3,265,452	(3,283,812)	20,944,556	948,403	—
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares	19,375,264	3,778,549	(12,739,458)	285,925	(234,598)	10,465,682	515,741	—
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares	19,067,010	4,069,296	(12,739,458)	496,246	(431,275)	10,461,819	469,328	—
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares	49,705,570	6,316,705	(34,536,212)	(3,573,424)	6,531,859	24,444,498	651,220	—
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares	12,563,575	816,980	(8,240,423)	(104,651)	1,076,436	6,111,917	213,818	—
Totals:	$338,756,327	$38,969,787	$(222,453,664)	$(26,157,896)	$38,358,578	$167,473,132	$4,266,599	$—

Amounts designated as “–” are $0.

CRI-QH-001-0800